FIDELITY

(REGISTERED TRADEMARK)

BALANCED
FUND
SEMIANNUAL REPORT
JANUARY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE    3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE            4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK              6    THE MANAGERS' REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES     10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS            11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS   31   STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                  35   NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
As we entered 1998, the pesky economic and currency crises in Southeast Asia were still very much with us. Adding to these concerns was the possibility that U.S. corporate earnings might decline in the face of lower global product demand. But the news wasn't all bad as low inflation, low interest rates and moderate economic growth continued to prevail. The bond market performed well, as it benefited from the favorable economic backdrop and a "flight-to-safety" mentality on the part of stock investors.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1998    PAST 6   PAST 1   PAST 5    PAST 10
                                  MONTHS   YEAR     YEARS     YEARS

FIDELITY BALANCED                 4.47%    21.37%   73.30%    219.26%

S&P 500 (REGISTERED TRADEMARK)    3.56%    26.91%   152.28%   410.11%

LB AGGREGATE BOND                 4.90%    10.72%   42.55%    135.42%

BALANCED FUNDS AVERAGE            2.73%    16.52%   84.74%    229.66%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 380 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1998    PAST 1   PAST 5   PAST 10
                                  YEAR     YEARS    YEARS

FIDELITY BALANCED                 21.37%   11.62%   12.31%

S&P 500                           26.91%   20.33%   17.69%

LB AGGREGATE BOND                 10.72%   7.35%    8.94%

BALANCED FUNDS AVERAGE            16.52%   13.01%   12.60%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19980131 19980218 100903 S00000000000001
             Balanced                    S&P 500
LB Aggregate Bond
             00304                       SP001
LB001
  1988/01/31      10000.00                    10000.00
   10000.00
  1988/02/29      10284.87                    10466.00
   10118.70
  1988/03/31      10194.33                    10142.60
   10023.74
  1988/04/30      10274.06                    10255.18
    9969.65
  1988/05/31      10313.92                    10344.40
    9902.63
  1988/06/30      10725.21                    10819.21
   10141.54
  1988/07/31      10664.56                    10778.10
   10088.35
  1988/08/31      10614.02                    10411.64
   10114.80
  1988/09/30      10867.74                    10855.18
   10343.79
  1988/10/31      11031.78                    11156.95
   10538.53
  1988/11/30      10929.26                    10997.41
   10410.51
  1988/12/31      11054.77                    11189.86
   10422.23
  1989/01/31      11432.00                    12008.96
   10572.18
  1989/02/28      11348.17                    11709.94
   10495.55
  1989/03/31      11474.06                    11982.78
   10540.93
  1989/04/30      11845.90                    12604.69
   10761.51
  1989/05/31      12111.50                    13115.18
   11044.30
  1989/06/30      12292.39                    13040.42
   11380.57
  1989/07/31      12776.77                    14217.97
   11622.49
  1989/08/31      12852.12                    14496.64
   11450.29
  1989/09/30      12862.20                    14437.21
   11508.90
  1989/10/31      12905.80                    14102.26
   11792.28
  1989/11/30      13102.00                    14389.95
   11904.68
  1989/12/31      13233.54                    14735.31
   11936.53
  1990/01/31      12744.71                    13746.57
   11794.69
  1990/02/28      12837.82                    13923.90
   11832.85
  1990/03/31      12942.57                    14292.88
   11841.57
  1990/04/30      12765.60                    13935.56
   11733.08
  1990/05/31      13190.33                    15294.28
   12080.48
  1990/06/30      13249.00                    15190.28
   12274.31
  1990/07/31      13284.87                    15141.67
   12444.10
  1990/08/31      12722.87                    13772.86
   12277.92
  1990/09/30      12515.02                    13102.12
   12379.49
  1990/10/31      12454.38                    13045.78
   12536.66
  1990/11/30      12890.95                    13888.54
   12806.53
  1990/12/31      13171.99                    14276.03
   13006.07
  1991/01/31      13717.21                    14898.47
   13166.85
  1991/02/28      14336.77                    15963.71
   13279.24
  1991/03/31      14610.99                    16350.03
   13370.60
  1991/04/30      14849.49                    16389.27
   13515.45
  1991/05/31      15326.48                    17097.28
   13594.48
  1991/06/30      15047.82                    16314.23
   13587.57
  1991/07/31      15441.80                    17074.47
   13775.99
  1991/08/31      15797.66                    17479.14
   14074.11
  1991/09/30      15932.11                    17187.24
   14359.30
  1991/10/31      16288.51                    17417.54
   14519.17
  1991/11/30      15998.11                    16715.62
   14652.30
  1991/12/31      16699.64                    18627.88
   15087.45
  1992/01/31      16699.64                    18281.40
   14882.20
  1992/02/29      16943.04                    18519.06
   14978.96
  1992/03/31      16835.03                    18157.94
   14894.52
  1992/04/30      17040.33                    18691.78
   15002.10
  1992/05/31      17355.14                    18783.37
   15285.19
  1992/06/30      17300.72                    18503.50
   15495.55
  1992/07/31      17716.27                    19260.30
   15811.70
  1992/08/31      17813.23                    18865.46
   15971.87
  1992/09/30      17936.47                    19088.07
   16161.20
  1992/10/31      17850.51                    19154.88
   15946.93
  1992/11/30      17893.49                    19808.06
   15950.53
  1992/12/31      18026.52                    20051.70
   16204.17
  1993/01/31      18422.55                    20220.14
   16514.91
  1993/02/28      18921.25                    20495.13
   16804.00
  1993/03/31      19524.65                    20927.58
   16874.02
  1993/04/30      20147.77                    20421.13
   16991.53
  1993/05/31      20474.17                    20968.42
   17013.16
  1993/06/30      20490.32                    21029.22
   17321.49
  1993/07/31      20760.33                    20945.11
   17419.46
  1993/08/31      21435.34                    21738.93
   17724.79
  1993/09/30      21228.92                    21571.54
   17773.47
  1993/10/31      21401.77                    22018.07
   17839.88
  1993/11/30      21024.65                    21808.90
   17688.12
  1993/12/31      21501.56                    22072.78
   17783.99
  1994/01/31      22079.65                    22823.26
   18024.10
  1994/02/28      21694.26                    22204.75
   17710.96
  1994/03/31      20803.85                    21236.62
   17274.31
  1994/04/30      20625.48                    21508.45
   17136.37
  1994/05/31      20657.91                    21861.19
   17133.97
  1994/06/30      20444.82                    21325.59
   17096.11
  1994/07/31      20836.73                    22025.07
   17435.69
  1994/08/31      21032.69                    22928.10
   17457.33
  1994/09/30      20884.80                    22366.36
   17200.38
  1994/10/31      20638.13                    22869.60
   17185.06
  1994/11/30      20342.13                    22036.69
   17146.89
  1994/12/31      20358.93                    22363.49
   17265.30
  1995/01/31      20358.93                    22943.38
   17606.98
  1995/02/28      20806.20                    23837.48
   18025.60
  1995/03/31      21156.14                    24540.93
   18136.19
  1995/04/30      21373.55                    25263.66
   18389.53
  1995/05/31      21774.94                    26273.45
   19101.15
  1995/06/30      22012.59                    26883.78
   19241.19
  1995/07/31      22334.07                    27775.24
   19198.22
  1995/08/31      22384.83                    27844.96
   19429.92
  1995/09/30      22586.91                    29020.02
   19618.94
  1995/10/31      22381.57                    28916.42
   19874.08
  1995/11/30      23014.69                    30185.85
   20171.90
  1995/12/31      23393.05                    30767.23
   20454.98
  1996/01/31      23600.68                    31814.54
   20590.82
  1996/02/29      23168.12                    32109.46
   20232.90
  1996/03/31      22981.40                    32418.68
   20092.26
  1996/04/30      23051.41                    32896.53
   19979.26
  1996/05/31      23208.94                    33744.93
   19938.69
  1996/06/30      23385.16                    33873.50
   20206.46
  1996/07/31      22836.38                    32376.97
   20261.75
  1996/08/31      23101.92                    33059.80
   20227.79
  1996/09/30      23853.02                    34920.40
   20580.30
  1996/10/31      24623.05                    35883.51
   21036.18
  1996/11/30      25822.86                    38595.94
   21396.50
  1996/12/31      25577.58                    37831.36
   21197.56
  1997/01/31      26304.21                    40195.06
   21262.47
  1997/02/28      26576.70                    40510.19
   21315.36
  1997/03/31      25893.27                    38845.62
   21079.16
  1997/04/30      26535.56                    41164.71
   21394.70
  1997/05/31      27856.83                    43670.82
   21596.95
  1997/06/30      28817.05                    45627.27
   21853.29
  1997/07/31      30559.05                    49257.83
   22442.60
  1997/08/31      29650.99                    46498.41
   22251.17
  1997/09/30      31069.43                    49045.12
   22579.34
  1997/10/31      30441.37                    47407.02
   22906.90
  1997/11/30      30990.92                    49601.49
   23012.38
  1997/12/31      31574.81                    50453.15
   23244.08
  1998/01/30      31926.34                    51011.16
   23542.49
IMATRL PRASUN   SHR__CHT 19980131 19980218 100906 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Balanced Fund on January 31, 1988. As the chart shows, by January 31, 1998, the value of the investment would have grown to $31,926 - a 219.26% increase on the initial investment. For comparison, look at how both the S&P 500 and Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 would have grown to $51,011 - a 410.11% increase. If $10,000 was put in the bond index, it would have grown to $23,542 - a 135.42% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP
Economic woes in Southeast Asia
and a resulting "flight to quality"
mentality on the part of investors
played leading roles in the
performance of the U.S. stock and
bond markets during the
six-month period that ended
January 31, 1998. During that
period, the Standard & Poor's 500
Index - a measure of the U.S.
stock market based on the
average performance of 500 widely
held stocks - returned 3.56%,
and the Lehman Brothers
Aggregate Bond Index - a
measure of the U.S. taxable bond
market - returned 4.90%.  What
began as a trickle in June - with
several small Asian countries
devaluing their currencies -
transformed into a downpour in
October as larger markets such as
Hong Kong became affected. This
crisis brought volatility to markets
across the globe. The previously
surging U.S. stock market cooled
down as a result. Investors
reversed fields, gravitating toward
larger-capitalization stocks
because of their reliable earnings
growth and liquidity. Earlier,
smaller-cap stocks had performed
best due to their superior earnings
growth. In the bond market an
already-positive environment -
due to a lack of inflationary
pressure - was bolstered as wary
stock investors sought
investments offering lower volatility.
U.S. Treasury securities - with
their reputation as one of the
highest-quality bond investments
in the world - were the most
notable beneficiaries of this flight
to quality.
An interview with Stephen DuFour (right photo), Lead Portfolio Manager of Fidelity Balanced Fund, as well as Kevin Grant, Co-Manager for its fixed-income investments
Q. HOW DID THE FUND PERFORM, STEVE?
S.D. Overall, quite well. For the six-month period ending January 31, 1998, the fund returned 4.47%, beating the balanced funds average tracked by Lipper Analytical Services, which was up 2.73%. Over the same six-month period, the Lehman Brothers Aggregate Bond Index returned 4.90%, while the Standard & Poor's 500 Index returned 3.56%. During the past 12 months, the fund returned 21.37%, which compared to 16.52% for the balanced funds average. During the same one-year period, the Lehman Brothers Aggregate Bond Index returned 10.72%, while the Standard & Poor's 500 Index returned 26.91%.
Q. WHY DID THE FUND OUTPERFORM ITS PEER GROUP, ESPECIALLY DURING THE PAST SIX MONTHS?
S.D. The fund was well-positioned in the strong domestic finance and utility sectors, while it was underweighted versus the balanced funds average in the poorly performing cyclical sectors. Cyclical stocks are those that tend to perform well when the economy is up and poorly when the economy is weak. All of these sectors were strongly impacted by the Asian market crisis this fall. Over the past six-months, U.S. investors - concerned about the fallout from the Asian crisis - fled to what they considered to be safe investments, such as domestic financial and utility stocks, and moved away from cyclical companies.
Q. OVER THE PAST SIX MONTHS THE FUND UNDERPERFORMED THE LEHMAN BROTHERS AGGREGATE BOND INDEX BUT OUTPERFORMED THE S&P 500 INDEX. WHAT WAS BEHIND THAT?
S.D. Simply put, the fund underperformed the bond index but beat the S&P index - which measures the returns of stocks, not bonds - because bonds outperformed stocks during the past six months. At the end of the period, the fund had about 54% invested in stocks versus approximately 36% in bonds - reflecting a slight increase in the fund's bond holdings from six months ago, which was about 33%. In general - although the percentages fluctuate each month - the fund's goal is to hold about 60% in stocks and 40% in bonds.
Q. TURNING TO YOU, KEVIN, WHY WERE BONDS RELATIVELY STRONG OVER THE PAST SIX MONTHS?
K.G. There has been a "flight to quality," or safe investments, during the past six months due to investors' fears that the Asian crisis would affect the U.S. domestic economy. During this period, investors looked not only to safe stocks, but also to bonds, which are considered a sound investment when the stock market is experiencing some turmoil. In terms of the larger economic picture over the past six months, many Asian countries began exporting like crazy to help their troubled economies. This put downward pressure on goods prices globally, and, combined with the potential weakening of the U.S. economy and falling interest rates, provided a good environment for bonds.
Q. GIVEN THIS ENVIRONMENT, HOW DID YOU POSITION THE BOND PORTION OF THE FUND DURING THIS PERIOD?
K.G. The fund invests in three main sectors of the investment-grade bond market: government bonds, corporate bonds and mortgage securities. Over the past six months, U.S. government bonds were far and away the winners. They benefited from the flight to quality and because the U.S. government appeared to have a budget surplus in 1998, which meant that its need to borrow money was greatly reduced. This made investors think that these bonds could be more scarce in the future than they were during the period. Corporate bonds, on the other hand, were more negatively affected by events in Asia than government bonds. In fact, the yield advantage offered by corporate bonds over government bonds widened, and, consequently, prices of corporate bonds rose but by less than those of government bonds.
Q. WHAT ABOUT MORTGAGE SECURITIES?
K.G. They began to look cheap at the end of the period, so I increased the fund's holdings in them at that time. With the drop in interest rates, many homeowners in the United States sparked a refinancing wave over the period. That meant that many refinanced their homes and paid off their existing mortgages early. As a result, investors holding those existing mortgage securities got their money back sooner than expected, forcing them to reinvest at lower interest rates. Even with this risk to mortgage investors, the mortgage market was quite expensive for most of the period. That changed in late January when the market cheapened pretty significantly relative to Treasuries and reflected imminent prepayment risk.
Q. SHIFTING BACK TO STOCKS, WE TALKED EARLIER ABOUT HOW SOME OF YOUR SECTOR SELECTIONS PAID OFF FOR THE FUND. LET'S TALK MORE ABOUT THE FINANCE SECTOR - WHICH MADE UP ABOUT 35% OF THE STOCK PORTION OF THE FUND AT THE END OF THE PERIOD . . .
S.D. As I noted, the fund benefited from its heavy position in financial stocks. I also was successful in choosing the areas in the finance sector that were the strongest performers. I reduced the fund's exposure to money center banks - big banks, such as NationsBank, which were hurt by Asian lending exposure - and focused instead on federal sponsored agencies like Fannie Mae and Freddie Mac, which were boosted by the refinancing boom. I also took advantage of lower valuations in some regional banks - which turned in strong performances - and some credit card issuers that stood to benefit from improving personal credit that also was a result of the refinancing boom. Some outstanding stocks were top 10 holdings Fannie Mae - which rode the refinancing wave - and Banc One, which benefited from improving personal credit trends and cost-cutting measures. Another top 10 holding, American Express, has done a great job of expanding acceptance of its credit card at retailers and expanding its customer base.
Q. WERE THERE ANY DISAPPOINTMENTS OVER THE PERIOD?
S.D. My biggest regret is that I had too much of the fund in the energy sector. Energy stocks suffered because investors expected and continue to expect that the crisis in Asia would result in lower demand for petroleum products over the next few years.
Q. STEVE, HOW DOES THE FUND LOOK GOING FORWARD?
S.D. I continue to be cautiously optimistic. That's because the jury is still out on what effect Asia's troubles will have on the U.S. economy as well as the U.S. stock market going forward. I am trying to position the fund so that it can benefit from what could be a period of low inflation with earnings growth. At the same time, I'm worried about deflation and a slowdown in consumer demand around the world. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

STEVE DUFOUR ON SOME
STRATEGY CHANGES HE HAS
MADE OVER THE PAST SIX
MONTHS:
"In the last shareholder report
published when I took over the
fund six months ago, I noted that I
planned to cut the overall number
of fund holdings and somewhat
reduce the fund's international
exposure. Since then, I have taken
these steps. I reduced the number
of the fund's stock holdings from
more than 300 to about 150. In
addition, I decreased the fund's
international exposure from 7.7%
to 3.8% of the fund's investments.
"In terms of the lower number of
fund holdings, I believe I am able
to do a notably better job investing
if I focus on a core group of stock
names instead of a large number
of names.
"The reduction in international
holdings also has paid off. I was
able to sell holdings in
lower-returning international
markets and invest instead in
the U.S. stock market - one of the
best-performing stock markets in
1997. In addition, I sold all of the
fund's stock holdings in Japan well
before the Asian crisis this past
fall."
FUND FACTS
GOAL: seeks high income with
preservation of capital by
investing in a broadly
diversified portfolio of
high-yielding equity and debt
securities.
FUND NUMBER: 304
TRADING SYMBOL: FBALX
START DATE: November 6, 1986
SIZE: as of January 31, 1998,
more than $4.3 billion
MANAGER: Stephen DuFour,
since July 1997; manager,
Fidelity Convertible Securities
Fund, January 1997-July
1997; Fidelity Advisor
Natural Resources Portfolio
and Fidelity Select Energy
Portfolio, 1996-1997; Fidelity
Select Transportation
Portfolio, 1994-1997; Fidelity
Select Multimedia,
1993-1996; joined Fidelity in
1992
(checkmark)
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF JANUARY 31, 1998
                       % OF FUND'S    % OF FUND'S INVESTMENTS
                       INVESTMENTS    IN THESE STOCKS
                                      6 MONTHS AGO

BANC ONE CORP.         2.4            0.4

FANNIE MAE             2.3            1.6

UNISYS CORP.           1.8            0.7

ALLSTATE CORP.         1.5            1.9

AMERICAN EXPRESS CO.   1.5            2.1

TOP FIVE BOND ISSUERS AS OF JANUARY 31, 1998

(WITH MATURITIES OF MORE THAN ONE YEAR)    % OF FUND'S    % OF FUND'S INVESTMENTS
                                           INVESTMENTS    IN THESE BOND ISSUERS
                                                          6 MONTHS AGO

FANNIE MAE                                 10.8           4.8

U.S. TREASURY                              4.1            13.6

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION   3.2            0.3

FORD MOTOR CREDIT CO.                      0.6            0.7

WORLDCOM, INC.                             0.6            0.4


TOP FIVE MARKET SECTORS AS OF JANUARY 31, 1998
                  % OF FUND'S    % OF FUND'S INVESTMENTS
                  INVESTMENTS    IN THESE MARKET SECTORS
                                 6 MONTHS AGO

FINANCE           25.7           24.0

UTILITIES         11.0           6.2

ENERGY            6.2            8.3

TECHNOLOGY        4.8            3.6

MEDIA & LEISURE   3.6            3.1

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JANUARY 31, 1998 * AS OF JULY 31, 1997 **
ROW: 1, COL: 1, VALUE: 53.6
ROW: 1, COL: 2, VALUE: 36.0
ROW: 1, COL: 3, VALUE: 1.5
ROW: 1, COL: 4, VALUE: 8.9
STOCKS  60.6%
BONDS 33.2%
CONVERTIBLE
SECURITIES 2.4%
SHORT-TERM
INVESTMENTS 3.8%
FOREIGN
INVESTMENTS 7.7%
STOCKS  53.6%
BONDS 36.4%
CONVERTIBLE
SECURITIES 1.1%
SHORT-TERM
INVESTMENTS 8.9%
FOREIGN
INVESTMENTS 3.8%
ROW: 1, COL: 1, VALUE: 60.6
ROW: 1, COL: 2, VALUE: 33.2
ROW: 1, COL: 3, VALUE: 2.4
ROW: 1, COL: 4, VALUE: 3.8
*
**
INVESTMENTS JANUARY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 53.6%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 1.0%
AEROSPACE & DEFENSE - 0.9%
Lockheed Martin Corp.   86,000 $ 8,949
Textron, Inc.   566,200  33,866
  42,815
DEFENSE ELECTRONICS - 0.1%
Raytheon Co. Class B  66,500  3,466
TOTAL AEROSPACE & DEFENSE   46,281
BASIC INDUSTRIES - 0.6%
CHEMICALS & PLASTICS - 0.1%
Olin Corp.   75,600  3,251
METALS & MINING - 0.2%
Aluminum Co. of America  51,200  3,910
Kaiser Aluminum Corp.   100,000  1,081
Reynolds Metals Co.   100,000  6,306
  11,297
PAPER & FOREST PRODUCTS - 0.3%
Fort James Corp.   302,700  12,997
TOTAL BASIC INDUSTRIES   27,545
CONSTRUCTION & REAL ESTATE - 1.1%
BUILDING MATERIALS - 0.3%
Masco Corp.   120,000  5,910
Owens-Corning  356,300  9,910
  15,820
ENGINEERING - 0.2%
Fluor Corp.   200,900  7,571
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Duke Realty Investors, Inc.   200,000  4,750
Equity Office Properties Trust  187,200  5,675
Equity Residential Properties Trust (SBI)  230,200  11,769
Glenborough Realty Trust, Inc.   2,800  89
Public Storage, Inc.   166,000  5,457
  27,740
TOTAL CONSTRUCTION & REAL ESTATE   51,131
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - 1.7%
AUTOS, TIRES, & ACCESSORIES - 1.4%
Eaton Corp.   354,300 $ 31,798
Ford Motor Co.   125,000  6,375
Navistar International Corp. (a)  997,300  26,927
  65,100
CONSUMER DURABLES - 0.2%
Minnesota Mining & Manufacturing Co.   76,000  6,346
TEXTILES & APPAREL - 0.1%
NIKE, Inc. Class B  50,000  2,003
Unifi, Inc.   90,400  3,706
  5,709
TOTAL DURABLES   77,155
ENERGY - 6.2%
British Petroleum PLC:
 Ord.   1,670,990  22,573
 ADR  837  67
Burlington Resources, Inc.   362,500  15,497
Coastal Corp. (The)  329,980  19,139
Enron Oil & Gas Co.   150,000  3,000
Exxon Corp.   395,000  23,428
Mobil Corp.   484,000  32,973
Phillips Petroleum Co.   944,500  41,558
Texaco, Inc.   698,962  36,390
Tosco Corp.   1,200,200  40,132
Total SA:
 Class B  332,867  34,619
 sponsored ADR  192,700  9,996
Valero Energy Corp.   212,300  6,701
  286,073
FINANCE - 19.0%
BANKS - 7.5%
Banc One Corp.   1,958,700  109,442
Bank of New York Co., Inc.   956,600  51,836
BankAmerica Corp.   279,800  19,883
Chase Manhattan Corp.  240,600  25,789
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
BANKS - CONTINUED
Citicorp  253,600 $ 30,178
Comerica, Inc.   75,700  7,144
Crestar Financial Corp.   126,355  6,634
Mellon Bank Corp.   238,300  14,387
National City Corp.   245,000  14,746
NationsBank Corp.   328,327  19,700
Norwest Corp.   412,800  15,067
Providian Financial Corp.   130,000  6,354
Republic New York Corp.   50,000  5,444
U.S. Bancorp  167,600  18,352
  344,956
CREDIT & OTHER FINANCE - 2.6%
American Express Co.   799,600  66,917
Beneficial Corp.   104,300  8,096
Fleet Financial Group, Inc.   344,700  24,689
Household International, Inc.   105,000  13,073
Transamerica Corp.   81,600  8,384
  121,159
FEDERAL SPONSORED CREDIT - 3.3%
Freddie Mac  806,300  35,880
Fannie Mae  1,712,800  105,765
SLM Holding Corp.   250,000  10,531
  152,176
INSURANCE - 3.6%
Allstate Corp.   788,700  69,800
American Bankers Insurance Group, Inc.   224,100  12,382
American International Group, Inc.   160,600  17,716
Conseco, Inc.   125,000  5,719
Fremont General Corp.   115,408  5,864
Hartford Financial Services Group, Inc.   100,500  9,045
Highlands Insurance Group, Inc. (a)  149,200  3,879
MBIA, Inc.   76,398  4,947
SunAmerica, Inc.   206,000  8,279
Torchmark Corp.   50,000  2,078
Travelers Group, Inc. (The)  450,000  22,275
UNUM Corp.   77,600  3,773
  165,757
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
SAVINGS & LOANS - 1.0%
Ahmanson (H.F.) & Co.   86,100 $ 5,021
TCF Financial Corp.   66,000  2,108
Washington Mutual, Inc.   579,380  37,225
  44,354
SECURITIES INDUSTRY - 1.0%
Lehman Brothers Holdings, Inc.   602,700  32,734
Morgan Stanley, Dean Witter, Discover and Co.   250,000  14,594
  47,328
TOTAL FINANCE   875,730
HEALTH - 2.5%
DRUGS & PHARMACEUTICALS - 2.1%
American Home Products Corp.   526,700  50,267
Bristol-Myers Squibb Co.   194,700  19,409
Schering-Plough Corp.   271,600  19,657
Warner-Lambert Co.   50,000  7,525
  96,858
MEDICAL EQUIPMENT & SUPPLIES - 0.1%
Bausch & Lomb, Inc.   99,700  4,275
MEDICAL FACILITIES MANAGEMENT - 0.3%
Columbia/HCA Healthcare Corp.   309,300  7,733
Tenet Healthcare Corp. (a)  133,800  4,616
  12,349
TOTAL HEALTH   113,482
HOLDING COMPANIES - 0.5%
Norfolk Southern Corp.   739,600  23,344
INDUSTRIAL MACHINERY & EQUIPMENT - 1.8%
ELECTRICAL EQUIPMENT - 0.6%
Emerson Electric Co.   74,000  4,477
General Electric Co.   317,700  24,622
  29,099
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
Tyco International Ltd.  193,910 $ 8,605
POLLUTION CONTROL - 1.0%
USA Waste Services, Inc. (a)  1,224,000  44,982
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   82,686
MEDIA & LEISURE - 2.5%
BROADCASTING - 1.2%
CBS Corp.   194,000  5,808
Scripps E.W. Co. Class A  76,000  3,667
Time Warner, Inc.   725,900  46,594
  56,069
ENTERTAINMENT - 0.3%
News Corp. Ltd. ADR  118,600  2,950
Viacom, Inc. Class B (non-vtg.) (a)  263,800  11,014
  13,964
PUBLISHING - 1.0%
Cognizant Corp.   72,600  3,294
Dun & Bradstreet Corp.   155,000  4,941
Meredith Corp.   95,000  3,723
U S WEST Media Group (a)  1,087,900  32,297
  44,255
TOTAL MEDIA & LEISURE   114,288
NONDURABLES - 0.5%
FOODS - 0.1%
Heinz (H.J.) Co.   100,000  5,544
Keebler Foods Co.   5,200  143
  5,687
HOUSEHOLD PRODUCTS - 0.3%
Unilever PLC Ord.   181,150  1,426
Unilever NV ADR  225,000  12,839
  14,265
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
TOBACCO - 0.1%
Philip Morris Companies, Inc.   49,040 $ 2,035
TOTAL NONDURABLES   21,987
RETAIL & WHOLESALE - 1.8%
APPAREL STORES - 0.1%
Payless ShoeSource, Inc. (a)  111,180  7,234
DRUG STORES - 0.3%
CVS Corp.   101,800  6,674
Rite Aid Corp.   100,000  6,244
  12,918
GENERAL MERCHANDISE STORES - 1.4%
Dayton Hudson Corp.   101,900  7,330
Federated Department Stores, Inc. (a)  383,800  16,264
Penney (J.C.) Co., Inc.   259,500  17,484
Wal-Mart Stores, Inc.   569,700  22,717
  63,795
TOTAL RETAIL & WHOLESALE   83,947
SERVICES - 0.3%
Block (H&R), Inc.   120,600  5,291
Cendant Corp. (a)  264,341  8,955
  14,246
TECHNOLOGY - 4.3%
COMPUTER SERVICES & SOFTWARE - 0.1%
First Data Corp.   200,000  6,125
COMPUTERS & OFFICE EQUIPMENT - 3.1%
EMC Corp. (a)  1,485,000  48,355
International Business Machines Corp.   114,600  11,310
Quantum Corp.   78,500  1,913
Unisys Corp. (a)  4,999,800  82,497
  144,075
ELECTRONIC INSTRUMENTS - 0.3%
Varian Associates, Inc.   278,400  14,198
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - 0.2%
Intel Corp.   21,300 $ 1,725
Micron Technology, Inc. (a)  162,900  5,640
  7,365
PHOTOGRAPHIC EQUIPMENT - 0.6%
Eastman Kodak Co.   450,000  29,363
TOTAL TECHNOLOGY   201,126
TRANSPORTATION - 1.0%
AIR TRANSPORTATION - 0.4%
Continental Airlines, Inc. Class B (a)  100,000  4,638
Southwest Airlines Co.   285,000  7,428
Viad Corp.   364,600  7,246
  19,312
RAILROADS - 0.6%
CSX Corp.   479,500  25,414
Wisconsin Central Transportation Corp. (a)  153,300  3,890
  29,304
TOTAL TRANSPORTATION   48,616
UTILITIES - 8.8%
CELLULAR - 0.0%
Metromedia Fiber Network, Inc. Class A (a)  5,600  139
ELECTRIC UTILITY - 1.0%
Allegheny Energy, Inc.   193,100  5,914
American Electric Power Co., Inc.   252,000  12,427
Central Maine Power Co.   187,800  3,110
Citizens Utilities Co. Class B  282,295  2,682
Duke Energy Corp.   152,377  8,257
Niagara Mohawk Power Corp. (a)  306,200  3,311
PG&E Corp.   249,168  7,428
Pinnacle West Capital Corp.   110,000  4,400
  47,529
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
GAS - 1.2%
MCN Corp.   1,123,900 $ 41,584
Questar Corp.   333,000  13,861
  55,445
TELEPHONE SERVICES - 6.6%
AT&T Corp.   866,000  54,233
Ameritech Corp.   258,800  11,112
Bell Atlantic Corp.   424,577  39,300
BellSouth Corp.   216,500  13,112
GTE Corp.   696,900  38,025
MCI Communications Corp.   232,000  10,774
McLeodUSA, Inc. Class A (a)  122,000  4,201
NEXTLINK Communications, Inc. Class A  91,400  2,274
SBC Communications, Inc.   587,800  45,701
Sprint Corp.   197,400  11,721
Teleport Communications Group, Inc. Class A (a)  100,600  5,615
U S WEST Communications Group  100,000  4,813
WorldCom, Inc. (a)  1,764,773  63,201
  304,082
TOTAL UTILITIES   407,195
TOTAL COMMON STOCKS
(Cost $1,988,119)   2,474,832
CONVERTIBLE PREFERRED STOCKS - 0.6%
ENERGY - 0.0%
OIL & GAS - 0.0%
Tosco Financing Trust $2.875 TOPRS (e)  13,900  834
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
ELECTRICAL EQUIPMENT - 0.3%
Loral Space & Communications Ltd.:
 Series C, $3.00 (e)  61,000  3,866
 Series C, $3.00  172,600  10,960
  14,826
CONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - 0.1%
BROADCASTING - 0.1%
Evergreen Media Corp. $3.00 (e)  58,000 $ 4,328
RETAIL & WHOLESALE - 0.1%
APPAREL STORES - 0.1%
TJX Companies, Inc., Series E, $7.00   10,700  3,692
UTILITIES - 0.1%
GAS - 0.1%
MCN Corp. $4.00  48,700  2,940
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $21,873)   26,620
CORPORATE BONDS - 13.6%
 MOODY'S PRINCIPAL
 RATINGS (C) AMOUNT (000S)
CONVERTIBLE BONDS - 0.5%
RETAIL & WHOLESALE - 0.5%
DRUG STORES - 0.4%
Rite Aid Corp. 5 1/4%, 9/15/05 (e)  Baa $ 15,000  17,044
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
Home Depot, Inc. 3 1/4%, 10/1/01  A1  4,510  6,263
TOTAL RETAIL & WHOLESALE   23,307
NONCONVERTIBLE BONDS - 13.1%
AEROSPACE & DEFENSE - 0.3%
DEFENSE ELECTRONICS - 0.3%
Raytheon Co. 6.45%, 8/15/04  Baa  13,000  13,192
DURABLES - 0.3%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Daimler-Benz Capital AG 4 1/8%, 7/5/03 unit A1 3,060 2,407 CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
DURABLES - CONTINUED
TEXTILES & APPAREL - 0.2%
Levi Strauss & Co. 7%, 11/1/06 (e)  Baa $ 10,000 $ 10,191
TOTAL DURABLES   12,598
ENERGY - 0.0%
OIL & GAS - 0.0%
Pennzoil Co. 9 5/8%, 11/15/99  Baa  1,280  1,356
FINANCE - 6.7%
ASSET-BACKED SECURITIES - 1.3%
Capital Equipment Receivables Trust
6.48%, 10/15/06  Baa  4,680  4,699
Contimortgage Home Equity Loan Trust
6.26%, 7/15/12  Aaa  15,000  15,082
Ford Credit Auto Owner Trust 6.40%, 5/15/02   A1  4,250  4,310
Green Tree Financial Corp. 6.10%, 4/15/27   Aaa  2,732  2,734
Key Auto Finance Trust Class C
6.65%, 10/15/03  Baa  1,740  1,747
Key Plastics, Inc. 10 1/4%, 3/15/07   A2  5,930  5,980
KeyCorp Auto Grantor Trust 5.80%, 7/15/00   A3  337  335
MBNA Master Credit Card Trust II Class A
6.55%, 1/15/07  Aaa  15,000  15,512
Premier Auto Trust:
 4.90%, 12/15/98  Aaa  88  88
 8.05%, 4/4/00   Aaa  2,952  2,978
 6%, 5/6/00   Aaa  3,920  3,922
Standard Credit Card Master Trust I
 7.65%, 2/15/00  A2  2,300  2,303
Union Federal Savings Bank Grantor Trust:
7.275%, 10/10/00  Baa  456  459
 8.20%, 1/10/01  Baa  328  332
  60,481
BANKS - 2.3%
ABN Amro Bank NV 6 5/8%, 10/31/01  Aa3  6,750  6,906
Bank of New York Institutional Capital Trust A
7.78%, 10/1/26 (e)  A1  10,000  10,445
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
BANKS - CONTINUED
Banc One Corp. 6.70%, 3/24/00  Aa3 $ 5,300 $ 5,390
Banco Latinoamericano Exportaciones SA euro
6.90%, 12/4/99 (e)  Baa  2,300  2,342
BanPonce Corp.:
 5 3/4%, 3/1/99  A3  1,620  1,616
 6.378%, 4/8/99  A3  2,980  2,992
BanPonce Financial Corp.:
 6.88%, 6/16/00  A3  2,500  2,550
 6.69%, 9/21/00  A3  500  508
 6 3/4%, 8/9/01  A3  770  786
Capital One Bank 7.20%, 7/19/99  Baa  18,000  18,315
Chase Manhattan Corp. 7 1/4%, 6/1/07  A1  9,750  10,330
Citicorp 7.20%, 6/15/07  A1  4,510  4,776
Den Danske Bank AS
7.40%, 6/15/10 (e)(f)  A1  10,000  10,514
Firstar Corp. 7.15%, 9/1/00  A3  6,210  6,251
Midland American Capital Corp. gtd.
12 3/4%, 11/15/03  Aa3  590  619
NB Capital Trust IV 8 1/4%, 4/15/27  A1  6,630  7,204
Signet Banking Corp. 9 5/8%, 6/1/99  A2  4,469  4,672
Union Planters National Bank
6.81%, 8/20/01  A3  4,000  4,070
Zions Bancorp. 8 5/8%, 10/15/02  Baa  6,000  6,643
  106,929
CREDIT & OTHER FINANCE - 2.5%
AT&T Capital Corp.:
 6.41%, 8/13/99  Baa  7,500  7,551
 6.16%, 12/3/99  Baa  2,750  2,758
Associates Corp. of North America
6 7/8%, 2/15/00  Aa3  13,000  13,320
BCH Cayman Islands Ltd. yankee
7.70%, 7/15/06  A3  690  735
BankBoston Capital Trust II 7 3/4%, 12/15/26 Baa 3,250 3,305 BanPonce Trust I 8.327%, 2/1/27 (e) Baa 7,150 7,707
Chase Capital I 7.67%, 12/1/26  A1  7,635  7,773
Chrysler Financial Corp. 6 3/8%, 1/28/00  A3  7,230  7,299
Finova Capital Corp. 6.12%, 5/28/02  Baa  5,000  5,041
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
First Security Capital I 8.41%, 12/15/26  A3 $ 4,690 $ 5,201
First Union Institutional Capital I 8.04%, 12/1/26 A1 2,000 2,128 Ford Motor Credit Co.:
 euro 8 5/8%, 1/24/00  A1  3,766  3,945
 5.73%, 2/23/00  A1  4,500  4,491
 6.20%, 3/12/01  A1  20,000  20,151
General Electric Capital Corp.
6.94%, 4/13/09 (d)  Aaa  7,000  7,088
General Motors Acceptance Corp.
6.65%, 5/24/00  A3  5,000  5,085
JPM Capital Trust II 7.95%, 2/1/27  Aa2  2,480  2,610
KeyCorp Institutional Capital Series A
7.826%, 12/1/26  A1  4,000  4,151
Union Acceptance Corp. 7.075%, 7/10/02  Baa  803  807
U.S. West Capital Funding, Inc. 6.95%, 1/15/37  Baa  3,910  4,069
  115,215
INSURANCE - 0.4%
Executive Risk Capital Trust 8 5/8%, 2/1/27 Baa 10,000 10,996 SunAmerica, Inc. 6.20%, 10/31/99 Baa 5,500 5,529
  16,525
SAVINGS & LOANS - 0.2%
Great West Financial Trust II 8.206%, 2/1/27  A3  8,000  8,589
TOTAL FINANCE   307,739
HOLDING COMPANIES - 0.2%
Norfolk Southern Corp. 7.05%, 5/1/37  Baa  8,820  9,330
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
POLLUTION CONTROL - 0.2%
WMX Technologies, Inc. 6 1/4%, 4/1/99  Baa  8,500  8,506
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - 1.0%
BROADCASTING - 1.0%
Continental Cablevision, Inc.:
 8.30%, 5/15/06  Baa $ 500 $ 551
 9%, 9/1/08  Baa  3,430  4,029
Hearst-Argyle Television, Inc. 7 1/2%, 11/15/27 Baa 6,500 6,639 TCI Communications:
 7 1/4%, 6/15/99  Ba1  1,550  1,573
 7 3/8%, 2/15/00  Ba1  3,750  3,843
 8.65%, 9/15/04  Ba1  5,000  5,548
 6.82%, 9/15/10  Ba1  5,000  5,022
Time Warner, Inc.:
 7.95%, 2/1/00  Ba1  6,700  6,941
 6.85%, 1/15/26  Ba1  10,000  10,361
  44,507
PUBLISHING - 0.0%
News America, Inc. 6 5/8%, 1/9/08 (e)  Baa  950  936
RESTAURANTS - 0.0%
Darden Restaurants, Inc. 6 3/8%, 2/1/06  Baa  1,400  1,362
TOTAL MEDIA & LEISURE   46,805
NONDURABLES - 0.5%
FOODS - 0.2%
ConAgra, Inc. 7 1/8%, 10/1/26  Baa  5,000  5,331
Dart and Kraft Finance NV 7 3/4%, 11/30/98  A2  3,750  3,806
  9,137
TOBACCO - 0.3%
Philip Morris Companies, Inc.:
 7%, 7/15/05  A2  7,000  7,177
 6.95%, 6/1/06  A2  8,980  9,260
  16,437
TOTAL NONDURABLES   25,574
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - 0.6%
GENERAL MERCHANDISE STORES - 0.4%
Dayton Hudson Corp.:
 6.40%, 2/15/03  Baa $ 1,000 $ 1,011
 6 3/4%, 1/1/28  Baa  5,000  4,935
Federated Department Stores, Inc.:
8 1/2%, 6/15/03  Baa  4,000  4,407
 6.79%, 7/15/27  Baa  6,000  6,171
Penney (J.C.) Co., Inc. 6.95%, 4/1/00  A2  5,000  5,111
  21,635
GROCERY STORES - 0.2%
American Stores Co. 7 1/2%, 5/1/37  Baa  7,000  7,793
TOTAL RETAIL & WHOLESALE   29,428
TECHNOLOGY - 0.5%
COMPUTERS & OFFICE EQUIPMENT - 0.5%
Comdisco, Inc.:
 9.45%, 6/8/00  Baa  6,000  6,480
 9.30%, 6/27/00  Baa  3,750  4,037
 6 3/8%, 11/30/01  Baa  12,000  12,131
  22,648
TRANSPORTATION - 0.7%
AIR TRANSPORTATION - 0.3%
AMR Corp. 9 1/2%, 7/15/98  Baa  4,000  4,067
Delta Air Lines, Inc.:
 9 7/8%, 5/15/00  Baa  2,000  2,163
 9 7/8%, 4/30/08  Baa  4,805  5,629
 equipment trust certificate 8.54%, 1/2/07  Baa  826  912
  12,771
RAILROADS - 0.4%
Burlington Northern Santa Fe Corp.:
6 7/8%, 12/1/27  Baa  5,000  4,981
 6.53%, 7/15/37  Baa  12,000  12,327
  17,308
TOTAL TRANSPORTATION   30,079
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - 2.1%
CELLULAR - 0.0%
360 Degrees Communications Co.
7 1/8%, 3/1/03  Ba1 $ 1,665 $ 1,710
ELECTRIC UTILITY - 1.3%
Avon Energy Partners Holdings
7.05%, 12/11/07 (e)  Baa  20,000  20,765
DR Investment yankee 7.10%, 5/15/02 (e)  Baa  7,500  7,729
Gulf States Utilities Co. 1st mortgage
6 3/4%, 10/1/98  Baa  1,000  1,005
Israel Electric Corp. Ltd. (e):
 yankee 7 1/4%, 12/15/06   A3  3,000  3,104
 7 3/4%, 12/15/27   A3  14,930  15,279
Texas Utilities Co., Series C,
6 3/8%, 1/1/08 (e)  Baa  9,625  9,433
Texas Utilities Electric Co. 9 1/2%, 8/1/99  Baa  1,000  1,051
  58,366
GAS - 0.2%
Southwest Gas Corp. 9 3/4%, 6/15/02  Baa  8,700  9,876
TELEPHONE SERVICES - 0.6%
WorldCom, Inc.:
 8 7/8%, 1/15/06  Ba1  9,592  10,519
 7 3/4%, 4/1/07  Ba1  14,600  15,757
  26,276
TOTAL UTILITIES   96,228
TOTAL NONCONVERTIBLE BONDS   603,483
TOTAL CORPORATE BONDS
(Cost $556,468)   626,790
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 8.3%
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
U.S. TREASURY OBLIGATIONS - 6.6%
5 1/2%, 11/15/98  Aaa $ 113,915 $ 113,986
6 7/8%, 3/31/00  Aaa  31,750  32,722
5 1/2%, 12/31/00  Aaa  10,900  10,937
5 7/8%, 11/30/01  Aaa  1,240  1,259
10 3/4%, 5/15/03  Aaa  2,006  2,486
6 1/2%, 8/15/05  Aaa  4,527  4,793
7%, 7/15/06  Aaa  75,550  82,739
9%, 11/15/18  Aaa  14,600  20,007
6 7/8%, 8/15/25  Aaa  30,810  34,936
  303,865
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.7%
Federal Agricultural Mortgage Corporation:
7.01%, 2/10/05  Aaa  1,530  1,635
 7.04%, 8/10/05  Aaa  2,400  2,579
Federal Home Loan Bank:
 7.36%, 7/1/04  Aaa  2,990  3,253
 7.46%, 9/9/04  Aaa  1,540  1,683
 7.87%, 10/20/04  Aaa  6,400  7,190
Freddie Mac:
8.115%, 1/31/05  Aaa  4,750  5,380
 6.783%, 8/18/05  Aaa  3,660  3,878
Fannie Mae:
 7.49%, 3/2/05  Aaa  11,000  12,090
 6.72%, 8/1/05  Aaa  6,060  6,397
Financing Corporation:
 0%, 3/26/04  Aaa  4,574  3,223
 0%, 5/11/05  Aaa  3,461  2,278
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Defense Security Assistance Agency):
  Class T3, 9 5/8%, 5/15/02  Aaa  2,170  2,309
  Class 1C, 9 1/4%, 11/15/01  Aaa  7,322  7,814
Guaranteed Export Trust Certificates (assets of
Trust guaranteed by U.S. Government through
Export-Import Bank) Series 1994-C,
6.61%, 9/15/99  Aaa  555  559
Private Export Funding Corp. secured
6.86%, 4/30/04  Aaa  1,567  1,618
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
State of Israel (guaranteed by U.S. Government
through Agency for International Development):
 0%, 11/15/01  Aaa $ 5,280 $ 4,295
  6 3/8%, 8/15/01  Aaa  4,896  5,016
U.S. Department of Housing and Urban
Development Government guaranteed
participation certificates Series 1995-A,
8.27%, 8/1/03  Aaa  6,270  7,007
  78,204
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $374,981)   382,069
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 13.6%
FREDDIE MAC - 0.0%
7%, 9/1/98 to 7/1/01  Aaa  2,634  2,671
FANNIE MAE - 10.4%
5 1/2%, 11/1/08 to 2/1/26  Aaa  19,247  18,878
6%, 12/1/00 to 2/1/28  Aaa  82,792  82,068
6%, 2/1/13 (h)  Aaa  30,400  30,134
6 1/2%, 7/1/08 to 2/1/28  Aaa  235,635  234,701
7%, 4/1/23 to 2/1/28  Aaa  110,387  100,910
7 1/2%, 6/1/07 to 2/1/28  Aaa  2,608  2,686
8%, 9/1/17 to 7/1/25  Aaa  9,129  9,497
  478,874
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.2%
7%, 10/15/26 to 12/15/27  Aaa  98,799  100,297
7 1/2%, 2/15/28 (h)  Aaa  40,000  41,188
8%, 1/15/17 to 8/15/25  Aaa  1,373  1,429
9%, 11/15/14 to 8/15/22  Aaa  1,398  1,518
9 1/2%, 11/15/09 to 11/15/24  Aaa  3,036  3,300
  147,732

TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $675,029)   629,277
COMMERCIAL MORTGAGE SECURITIES - 1.0%
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
CS First Boston Mortgage Securities Corp.
Series 1997-C2 Class D, 7.27%, 4/17/11  Baa $ 5,790 $ 5,895
Equitable Life Assurance Society of the
United States (The) (e):
  Series 174 Class B1, 7.33%, 5/15/06  Aa2  4,000  4,296
  Series 1996-1 Class C1, 7.52%, 5/15/06  A2  4,000  4,307
First Union-Lehman Brothers Commercial
Mortgage Trust sequential pay Series 1997-C2
Class A3, 6.65%, 12/18/07  Aaa  13,000  13,349
General Motors Acceptance Corp. Commercial
Mortgage Securities, Inc. Series 1997-C2
Class E, 7.624%, 4/15/11  Baa  5,000  5,118
Oregon Commercial Mortgage, Inc. Series 1995-1
Class A, 7.15%, 6/25/26 (e)  Aaa  1,067  1,067
Structured Asset Securities Corp. commercial Series:
 1995-C1 Class A-1A, 7 3/8%, 9/25/24  Aaa  18  18
 1993-C1 Class A-1A, 6.60%, 10/25/24  AA+  14  14
Thirteen Affiliates of General Growth Properties,
 Inc. sequential pay Series A-2,
 6.602%, 11/15/12 (e)  Aaa  8,000  8,139
Wells Fargo Capital Markets Apartment Financing
Trust 6.56%, 12/29/05 (e)  Aaa  2,590  2,657
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $43,478)   44,860
FOREIGN GOVERNMENT OBLIGATIONS (G) - 0.2%
Export Development Corp. yankee
8 1/8%, 8/10/99  Aa2  1,900  1,965
Quebec Province yankee 7.22%, 7/22/36 (d)  A2  4,200  4,654
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $6,157)   6,619
SUPRANATIONAL OBLIGATIONS - 0.1%
African Development Bank 7 3/4%, 12/15/01  Aa1  3,000  3,193
Inter American Development Bank yankee
6.29%, 7/16/27  Aaa  3,000  3,186
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $5,960)   6,379
CERTIFICATES OF DEPOSIT - 0.1%
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
Canadian Imperial Bank of Commerce
 yankee 6.20%, 8/1/00
 (Cost $4,507)  Aa3 $ 4,500 $ 4,537
CASH EQUIVALENTS - 8.9%
 SHARES

Taxable Central Cash Fund (b)
 (Cost $412,365)    412,365,479  412,365
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $4,088,937)  $ 4,614,348
SECURITY TYPE ABBREVIATIONS
TOPRS - Trust Originated Preferred
  Securities
LEGEND
1. Non-income producing
2. At period end, the seven-day yield of the Taxable Central Cash Fund was 5.63%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
5. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $144,983,000 or 3.4% of net assets.
6. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
7. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
8. Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 29.1% AAA, AA, A 28.6%
Baa 6.5% BBB  7.4%
Ba 1.3% BB  0.1%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government.
INCOME TAX INFORMATION
At January 31, 1998, the aggregate cost of investment securities for income tax purposes was $4,089,231,000. Net unrealized appreciation aggregated $525,117,000, of which $562,794,000 related to appreciated investment securities and $37,677,000 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) JANUARY 31, 1998 (UNAUDITED)

9.ASSETS                                                                      10.         11.

12.INVESTMENT IN SECURITIES, AT VALUE (COST $4,088,937) -                     13.         $ 4,614,348
SEE ACCOMPANYING SCHEDULE

14.CASH                                                                       15.          1,429


16.RECEIVABLE FOR INVESTMENTS SOLD                                            17.          79,525

18.RECEIVABLE FOR FUND SHARES SOLD                                            19.          6,298

20.DIVIDENDS RECEIVABLE                                                       21.          3,866

22.INTEREST RECEIVABLE                                                        23.          19,831

24.OTHER RECEIVABLES                                                          25.          487

26. 27.TOTAL ASSETS                                                           28.          4,725,784

29.LIABILITIES                                                                30.         31.

32.PAYABLE FOR INVESTMENTS PURCHASED                                          $ 335,810   33.
REGULAR DELIVERY

34. DELAYED DELIVERY                                                           71,692     35.

36.PAYABLE FOR FUND SHARES REDEEMED                                            7,173      37.

38.ACCRUED MANAGEMENT FEE                                                      1,568      39.

40.OTHER PAYABLES AND ACCRUED EXPENSES                                         992        41.

42.COLLATERAL ON SECURITIES LOANED, AT VALUE                                   3,084      43.

44. 45.TOTAL LIABILITIES                                                      46.          420,319

47.48.NET ASSETS                                                              49.         $ 4,305,465

50.NET ASSETS CONSIST OF:                                                     51.         52.

53.PAID IN CAPITAL                                                            54.         $ 3,648,069

55.UNDISTRIBUTED NET INVESTMENT INCOME                                        56.          9,687

57.ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                      58.          122,326
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

59.NET UNREALIZED APPRECIATION (DEPRECIATION) ON                              60.          525,383
INVESTMENTS AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

61.62.NET ASSETS, FOR 278,787 SHARES OUTSTANDING                              63.         $ 4,305,465

64.65.NET ASSET VALUE, OFFERING PRICE AND REDEMPTION                          66.          $15.44
PRICE
PER SHARE ($4,305,465 (DIVIDED BY) 278,787 SHARES)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)

67.INVESTMENT INCOME                                                  69.          $ 20,738
68.DIVIDENDS

70.INTEREST (INCLUDING INCOME ON SECURITIES LOANED OF $47)            71.           56,373

72. 73.TOTAL INCOME                                                   74.           77,111

75.EXPENSES                                                           76.          77.

78.MANAGEMENT FEE                                                     $ 9,313      79.

80.TRANSFER AGENT FEES                                                 4,860       81.

82.ACCOUNTING AND SECURITY LENDING FEES                                420         83.

84.NON-INTERESTED TRUSTEES' COMPENSATION                               15          85.

86.CUSTODIAN FEES AND EXPENSES                                         90          87.

88.REGISTRATION FEES                                                   41          89.

90.AUDIT                                                               47          91.


92.LEGAL                                                               17          93.


94.MISCELLANEOUS                                                       22          95.

96. TOTAL EXPENSES BEFORE REDUCTIONS                                   14,825      97.

98. EXPENSE REDUCTIONS                                                 (670)        14,155

99.100.NET INVESTMENT INCOME                                          101.          62,956

102.REALIZED AND UNREALIZED GAIN (LOSS)                               104.         105.
103.NET REALIZED GAIN (LOSS) ON:

106. INVESTMENT SECURITIES                                             311,001     107.

108. FOREIGN CURRENCY TRANSACTIONS                                     (81)         310,920

109.CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)              110.         111.
ON:

112. INVESTMENT SECURITIES                                             (186,976)   113.

114. ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                      202          (186,774)

115.116.NET GAIN (LOSS)                                               117.          124,146

118.119.NET INCREASE (DECREASE) IN NET ASSETS RESULTING               120.         $ 187,102
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                         SIX MONTHS ENDED    YEAR ENDED
                                                             JANUARY 31, 1998    JULY 31,
                                                             (UNAUDITED)         1997

121.INCREASE (DECREASE) IN NET ASSETS

122.OPERATIONS                                               $ 62,956            $ 140,705
NET INVESTMENT INCOME

123. NET REALIZED GAIN (LOSS)                                 310,920             244,306

124. CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     (186,774)           764,886

125.                                                          187,102             1,149,897
126.NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS

127.DISTRIBUTIONS TO SHAREHOLDERS                             (67,208)            (179,398)
FROM NET INVESTMENT INCOME

128. FROM NET REALIZED GAIN                                   (378,463)           -

129. 130.TOTAL DISTRIBUTIONS                                  (445,671)           (179,398)

131.SHARE TRANSACTIONS                                        500,073             848,181
NET PROCEEDS FROM SALES OF SHARES

132. REINVESTMENT OF DISTRIBUTIONS                            437,396             174,028

133. COST OF SHARES REDEEMED                                  (546,702)           (1,841,701)

134.135.                                                      390,767             (819,492)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM SHARE TRANSACTIONS

136.                                                          132,198             151,007
137.TOTAL INCREASE (DECREASE) IN NET ASSETS

138.NET ASSETS                                               139.                140.

141. BEGINNING OF PERIOD                                      4,173,267           4,022,260

142.                                                         $ 4,305,465         $ 4,173,267
END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
INCOME OF $9,687 AND $13,939, RESPECTIVELY)

143.OTHER INFORMATION                                        145.                146.
144.SHARES

147. SOLD                                                     31,950              58,807

148. ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  28,648              12,375

149. REDEEMED                                                 (34,945)            (129,888)

150. NET INCREASE (DECREASE)                                  25,653              (58,706)


FINANCIAL HIGHLIGHTS
151.   SIX MONTHS ENDED    YEARS ENDED JULY 31,
       JANUARY 31, 1998

152.   (UNAUDITED)         1997                   1996   1995   1994   1993


153.SELECTED PER-SHARE DATA

154.NET ASSET VALUE,               $ 16.49      $ 12.90    $ 13.20   $ 12.76   $ 13.84    $ 12.79
BEGINNING OF PERIOD

155.INCOME FROM
INVESTMENT OPERATIONS

156. NET INVESTMENT                 .23 D        .51 D      .57       .62       .25        .62
INCOME

157. NET REALIZED AND               .44          3.73       (.27)     .27       (.17)      1.45
 UNREALIZED GAIN (LOSS)

158. TOTAL FROM                     .67          4.24       .30       .89       .08        2.07
INVESTMENT
 OPERATIONS

159.LESS DISTRIBUTIONS              (.26)        (.65)      (.60)     (.45)     (.25)      (.66)
FROM NET
 INVESTMENT INCOME

160. FROM NET REALIZED              (1.46)       -          -         -         (.50)      (.36)
GAIN

161. IN EXCESS OF NET               -            -          -         -         (.41)      -
 REALIZED GAIN

162. TOTAL DISTRIBUTIONS            (1.72)       (.65)      (.60)     (.45)     (1.16)     (1.02)

163.NET ASSET VALUE,               $ 15.44      $ 16.49    $ 12.90   $ 13.20   $ 12.76    $ 13.84
END
OF PERIOD

164.TOTAL RETURN B, C               4.47%        33.82%     2.25%     7.19%     .37%       17.18%

165.RATIOS AND SUPPLEMENTAL DATA

166.NET ASSETS, END                $ 4,305      $ 4,173    $ 4,022   $ 5,070   $ 5,390    $ 3,599
OF PERIOD (IN MILLIONS)

167.RATIO OF EXPENSES               .71% A       .75%       .82%      .91%      1.02%      .93%
TO AVERAGE NET ASSETS

168.RATIO OF EXPENSES               .68% A, E    .74% E     .79% E    .90% E    1.01% E    .93%
TO AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

169.RATIO OF NET                    3.00% A      3.58%      4.12%     5.33%     4.09%      5.07%
INVESTMENT INCOME TO
AVERAGE
NET ASSETS

170.PORTFOLIO TURNOVER              155% A       70%        247%      269%      157%       162%
RATE

171.AVERAGE                        $ .0427      $ .0415
COMMISSION
RATE  F


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Balanced Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and futures and options. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $3,086,127,000 and $3,108,944,000, respectively, of which U.S. government and government agency obligations aggregated $1,409,816,000 and $1,376,846,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .15%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .44% of average net assets.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets. ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $404,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $2,950,000 and $3,084,000, respectively.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $491,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $5,000 and $174,000, respectively, under these arrangements.
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Kevin E. Grant, Vice President
Richard A. Spillane, Jr., Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
William O. McCoy *
Marvin L. Mann *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Puritan(registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

FIDELITY

(REGISTERED TRADEMARK)

GLOBAL BALANCED
FUND
SEMIANNUAL REPORT
JANUARY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE    3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE            4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK              6    THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES     9    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS            10   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS   25   STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                  29   NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
As we entered 1998, the pesky economic and currency crises in Southeast Asia were still very much with us. Adding to these concerns was the possibility that U.S. corporate earnings might decline in the face of lower global product demand. But the news wasn't all bad as low inflation, low interest rates and moderate economic growth continued to prevail. The bond market performed well, as it benefited from the favorable economic backdrop and a "flight-to-safety" mentality on the part of stock investors.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1998             PAST 6   PAST 1   LIFE OF
                                           MONTHS   YEAR     FUND

FIDELITY GLOBAL BALANCED                   -0.64%   15.16%   67.92%

MSCI WORLD                                 -1.42%   17.58%   108.70%

SB WORLD GOVT BOND                         3.27%    3.99%    N/A

GLOBAL FLEXIBLE PORTFOLIO FUNDS AVERAGE    -1.60%   10.46%   N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 1, 1993. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Morgan Stanley Capital International World Index - a market capitalization weighted equity index of over 1,500 stocks traded in 22 world markets - and the performance of the Salomon Brothers World Government Bond Index, Unhedged - a market capitalization weighted index of debt issues traded in 14 world government bond markets. Issues included in the Index have fixed-rate coupons and maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the global flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 90 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1998            PAST 1   LIFE OF
                                          YEAR     FUND

FIDELITY GLOBAL BALANCED                  15.16%   10.92%

MSCI WORLD                                17.58%   15.85%

SB WORLD GOVT BOND                        3.99%    N/A

GLOBAL FLEXIBLE PORTFOLIO FUNDS AVERAGE   10.46%   N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980212 155045 S00000000000001
             Global Bal                  MS World
SB World Govt.
             00334                       MS004
SB006
  1993/02/28      10000.00                    10000.00
   10000.00
  1993/03/31      10639.77                    10576.83
   10153.51
  1993/04/30      11203.78                    11064.11
   10368.08
  1993/05/31      11423.65                    11316.16
   10472.05
  1993/06/30      11299.46                    11218.32
   10449.72
  1993/07/31      11501.06                    11446.52
   10479.38
  1993/08/31      12163.48                    11968.39
   10794.43
  1993/09/30      12102.98                    11744.40
   10922.48
  1993/10/31      12649.13                    12065.21
   10903.98
  1993/11/30      12502.84                    11379.87
   10825.83
  1993/12/31      13096.97                    11933.93
   10917.94
  1994/01/31      13743.86                    12718.26
   11005.86
  1994/02/28      13246.25                    12550.86
   10933.99
  1994/03/31      12368.06                    12006.96
   10918.29
  1994/04/30      12198.22                    12375.31
   10930.85
  1994/05/31      12398.03                    12404.35
   10834.90
  1994/06/30      11806.56                    12367.06
   10991.21
  1994/07/31      12027.25                    12599.35
   11078.78
  1994/08/31      12278.02                    12975.91
   11040.40
  1994/09/30      12247.93                    12632.10
   11120.30
  1994/10/31      12087.43                    12988.52
   11298.58
  1994/11/30      11746.38                    12422.32
   11143.33
  1994/12/31      11595.91                    12539.70
   11174.03
  1995/01/30      11284.95                    12348.47
   11408.49
  1995/02/28      11405.32                    12525.49
   11700.51
  1995/03/31      11726.32                    13126.17
   12395.51
  1995/04/30      11906.88                    13580.59
   12625.08
  1995/05/31      11916.91                    13693.69
   12980.25
  1995/06/30      11947.00                    13686.40
   13056.66
  1995/07/31      12438.52                    14368.10
   13087.36
  1995/08/31      12358.27                    14044.91
   12637.64
  1995/09/30      12538.83                    14450.95
   12919.89
  1995/10/31      12418.46                    14220.32
   13016.19
  1995/11/30      12649.17                    14710.97
   13163.42
  1995/12/31      12930.36                    15137.97
   13301.24
  1996/01/31      12940.43                    15408.69
   13136.91
  1996/02/29      12728.95                    15499.36
   13069.92
  1996/03/31      12799.44                    15754.07
   13051.78
  1996/04/30      13161.98                    16121.28
   12999.79
  1996/05/31      13182.12                    16131.99
   13002.58
  1996/06/30      13282.82                    16210.32
   13104.81
  1996/07/31      13000.85                    15634.18
   13356.01
  1996/08/31      13031.06                    15810.64
   13408.00
  1996/09/30      13330.51                    16426.40
   13462.42
  1996/10/31      13392.46                    16537.82
   13714.33
  1996/11/30      13991.35                    17461.31
   13895.05
  1996/12/31      13932.06                    17178.39
   13782.71
  1997/01/31      13900.78                    17382.20
   13414.28
  1997/02/28      14046.77                    17578.87
   13314.14
  1997/03/31      13994.63                    17227.87
   13212.62
  1997/04/30      14140.63                    17787.72
   13098.18
  1997/05/31      14901.89                    18882.39
   13452.66
  1997/06/30      15538.01                    19820.92
   13613.15
  1997/07/31      16111.56                    20730.57
   13507.08
  1997/08/31      15298.16                    19340.53
   13499.06
  1997/09/30      16099.75                    20387.98
   13786.55
  1997/10/31      15482.98                    19311.64
   14072.64
  1997/11/30      15525.52                    19650.09
   13856.67
  1997/12/31      15675.93                    19886.29
   13814.81
  1998/01/31      16008.10                    20437.18
   13949.13
IMATRL PRASUN   SHR__CHT 19980131 19980212 155048 R00000000000123
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Global Balanced Fund on February 28, 1993, shortly after the fund started. As the chart shows, by January 31, 1998, the value of the investment would have grown to $16,008 - a 60.08% increase on the initial investment. For comparison, look at how both the Morgan Stanley Capital International World Index and Salomon Brothers World Government Bond Index, Unhedged did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Morgan Stanley Capital International World Index would have grown to $20,437 - a 104.37% increase. If $10,000 was put in the Salomon Brothers World Government Bond Index, Unhedged, it would have grown to $13,949 - a 39.49% increase.
UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Such factors as changes
in a country's financial markets, its
local political and economic
climate, and the fluctuating value
of its currency create these risks.
For these reasons an international
fund's performance may be
more volatile than a fund that
invests exclusively in the United
States. Past performance is no
guarantee of future results and you
may have a gain or loss when
you sell your shares.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Global stock and bond markets
posted varying returns during the
six months that ended January 31,
1998. Economic and currency
upheaval sent most Pacific Rim
markets tumbling, while a common
theme of moderate economic growth,
low inflation and low interest rates
boosted bonds. The Standard &
Poor's 500 Index - a measure of
U.S. stock performance - returned
3.56% during this period. Europe -
which was initially stung over
concerns that its export volumes
would weaken due to lack of Asian
demand - bounced back nicely
toward the end of the period due to
a favorable trend of increased
consolidation activity within the
financial, pharmaceutical and
telecommunications industries.
Japan, meanwhile, continued to
struggle due to sluggish economic
progress and rising corporate
bankruptcies. A strong dollar relative
to the yen and most European
currencies also eroded gains for
dollar-based investors. The Morgan
Stanley Capital International World
Index returned -1.42% during the
period. The Asian chaos also spilled
over into other emerging-market
regions, most notably Latin America.
The Morgan Stanley Emerging
Markets Free Index was down
31.82% over the six-month period.
A favorable economy coupled with a
"flight to quality" by wary stock
investors helped U.S. bonds perform
very well. The Lehman Brothers
Aggregate Bond Index returned
4.90% during the period. A
convergence in interest rates -
sparked by the forthcoming
implementation of the European
Monetary Union - contributed
positively to the performance of
certain developed bond markets. The
Salomon Brothers World
Government Bond Index, Unhedged
returned 3.27%.
An interview with Rick Mace,
Portfolio Manager of Fidelity
Global Balanced Fund
Q. HOW DID THE FUND PERFORM, RICK?
A. For the six months that ended January 31, 1998, the fund had a return of -0.64%. The fund compares its performance to three measures: a bond index, an equity index and a peer group of competitor funds. The fund lagged the Salomon Brothers World Government Bond Index, Unhedged, which returned 3.27% during this time, but topped the -1.42% return of the Morgan Stanley Capital International World Index. The global flexible portfolio funds average, as tracked by Lipper Analytical Services, returned -1.60% during the period. For the 12 months that ended January 31, 1998, the fund returned 15.16% while the Salomon Brothers and Morgan Stanley indexes returned 3.99% and 17.58%, respectively. The Lipper group had a 12-month return of 10.46%.
Q. WHAT FACTORS SHAPED THE FUND'S PERFORMANCE DURING THE PERIOD?
A. The primary area of discontent continued to be Japan, as a sluggish economy and low consumer confidence figured prominently. Japanese banks suffered severe declines amid concerns over rising corporate bankruptcies and the extent of the nation's loan exposure to Southeast Asia and South Korea. Finance positions that performed poorly included Yasuda Trust & Banking - which the fund no longer held at the end of the period - and Sakura Bank. Many of the fund's Japanese technology positions suffered as well, as signs of weakening demand from Asia played a role. Rohm Company and Fujitsu were two positions that detracted from performance. On a positive note, the fund benefited from attractive investments in Europe, particularly in the pharmaceutical and finance areas.
Q. SPEAKING OF SOUTHEAST ASIA, WHAT ARE YOUR VIEWS ON THE CRISIS AND HOW DID IT AFFECT THE FUND DURING THE PERIOD?
A. The interesting thing about the fallout from Southeast Asia is that the crisis has affected some parts of the world where I didn't think it would. Stocks in Latin America and several other non-Asia emerging markets, for example, were penalized because of a perceived association with Asia. In terms of direct impact, the fund had very little exposure to Southeast Asia. At the end of the period, Southeast Asia accounted for roughly 2% of the fund's investments.
Q. MERGER AND ACQUISITION ACTIVITY INCREASED DURING THE PERIOD. WAS THE FUND ABLE TO TAKE ADVANTAGE OF THIS TREND?
A. While some of the fund's positions did benefit from this trend, it was more of an unintentional strategy. A case in point was the proposed merger of two of the fund's largest stock positions, SmithKline Beecham and Glaxo Wellcome. I didn't buy these stocks because I felt they were merger candidates. Rather, I was drawn to their individual business prospects and appealing valuations. Picking stocks based on their ability to become consolidation targets is fruitless. I pick them based solely on individual potential and hope investors eventually come to the same conclusions.
Q. WHAT WAS YOUR STRATEGY WITH RESPECT TO THE BOND PORTION OF THE FUND DURING THE PERIOD?
A. I reduced the fund's exposure to U.S. bonds after the U.S. bond market staged a nice rally over the past few months. Outside of the U.S., I didn't change much. The fund's bond positions in many European markets - including the U.K. and Germany - posted strong advances.
Q. WHICH STOCKS PERFORMED WELL?
A. Several European pharmaceutical stocks - namely SmithKline Beecham, Glaxo Wellcome, Rhone Poulenc and Novartis - performed well due to steady earnings growth and well-received product introductions. Some of the fund's finance-related positions also performed well, including Britain's Lloyds TSB Group and Barclay's, as well as Spain's Banco Bilbao Vizcaya.
Q. WHAT'S YOUR OUTLOOK?
A. My expectation is that Europe's economic recovery will continue and that Japan's erratic economy may soon show signs of improvement. Retail stocks, which detracted from the fund's performance recently, may offer opportunities going forward if consumer consumption levels gradually improve.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

RICK MACE ON FIDELITY'S
"GLOBALIZATION OF RESEARCH":
"Over the past few years, Fidelity
has devoted considerable resources
to its global investment
infrastructure. In order to cover
an ever-expanding number of
opportunities across the world,
we've doubled our analyst staff in
that time. We also practice a
teamwork approach, which is
essential for sharing global
information.
"Increased consolidation activity
around the world - particularly
cross-border mergers and
acquisitions - has kept our
research staff quite busy.
European banks, for example, are
aggressively acquiring foreign
banks and it looks like this trend
could continue. Since the close
relationship between our domestic
and foreign analysts affords more
opportunities to visit companies
and focus on the characteristics
we feel are important, I think
we're well-positioned to stay
on top of these developments.
"Apparently, our teamwork
approach is paying - excuse the
pun - dividends. A recent survey
of non-U.S. company finance
executives named `Team Fidelity'
as the best investment manager in
Europe. The award usually goes to
an individual money manager."
FUND FACTS
GOAL: high current income
with regard for both
preservation of capital and
potential for growth of
capital by investing in a
broadly diversified portfolio of
high-yielding equity and debt
securities
FUND NUMBER: 334
TRADING SYMBOL: FGBLX
START DATE: February 1, 1993
SIZE: as of January 31, 1998,
more than $68 million
MANAGER: Richard Mace,
since 1996; manager, Fidelity
International Value Fund, since
1994; manager, Fidelity
Overseas Fund, since 1996;
Group leader, Fidelity's
International funds; joined
Fidelity in 1987
(checkmark)
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF JANUARY 31, 1998

                                                   % OF FUND'S    % OF FUND'S INVESTMENTS
                                                   INVESTMENTS    IN THESE STOCKS
                                                                  6 MONTHS AGO

NOVARTIS AG (REG.) (SWITZERLAND)                   1.2            1.2

SMITHKLINE BEECHAM PLC ORD. (UNITED KINGDOM)       1.0            0.8

WAL-MART STORES, INC. (UNITED STATES OF AMERICA)   0.9            0.9

RHONE POULENC SA CLASS A (FRANCE)                  0.7            1.0

AMERICAN EXPRESS CO. (UNITED STATES OF AMERICA)    0.7            0.7


TOP FIVE BOND ISSUERS AS OF JANUARY 31, 1998

(WITH MATURITIES OF MORE THAN ONE YEAR)            % OF FUND'S    % OF FUND'S INVESTMENTS
                                                   INVESTMENTS    IN THESE BOND ISSUERS
                                                                  6 MONTHS AGO

U.S. TREASURY                                      9.4            17.2

FEDERAL HOME LOAN BANK                             6.5            0.0

TREUHANDANSTALT                                    3.6            3.4

FANNIE MAE                                         2.7            0.0

UNITED KINGDOM, GREAT BRITAIN & NORTHERN IRELAND   1.8            1.7


TOP FIVE COUNTRIES AS OF JANUARY 31, 1998
                           % OF FUND'S    % OF FUND'S INVESTMENTS
                           INVESTMENTS    IN THESE COUNTRIES
                                          6 MONTHS AGO

UNITED STATES OF AMERICA   50.4           35.7

JAPAN                      10.6           12.7

UNITED KINGDOM             8.5            9.9

GERMANY                    5.3            5.9

FRANCE                     4.8            7.3

TOP COUNTRIES ARE BASED UPON LOCATION OF ISSUER OF EACH SECURITY,
INDICATING WHERE THE FUND IS EXPOSED TO POTENTIAL POLITICAL AND CREDIT
RISKS.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JANUARY 31, 1998 * AS OF JULY 31, 1997 **
ROW: 1, COL: 1, VALUE: 62.5
ROW: 1, COL: 2, VALUE: 26.7
ROW: 1, COL: 3, VALUE: 1.7
ROW: 1, COL: 4, VALUE: 9.1
STOCKS 70.7%
BONDS 24.9%
CONVERTIBLE
SECURITIES 0.8%
SHORT-TERM
INVESTMENTS 3.6%
FOREIGN
INVESTMENTS 64.3%
STOCKS AND
EQUITY FUTURES 63.5%
BONDS 26.7%
CONVERTIBLE
SECURITIES 0.7%
SHORT-TERM
INVESTMENTS 9.1%
FOREIGN
INVESTMENTS 49.6%
ROW: 1, COL: 1, VALUE: 69.7
ROW: 1, COL: 2, VALUE: 24.7
ROW: 1, COL: 3, VALUE: 2.0
ROW: 1, COL: 4, VALUE: 3.6
**
*
INVESTMENTS JANUARY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 59.6%
 SHARES VALUE (NOTE 1)
ARGENTINA - 0.3%
Bansud SA Class B (a)  17,000 $ 149,654
Telecom Argentina Class B sponsored ADR  1,100  34,513
YPF Sociedad Anonima sponsored ADR representing
Class D shares  1,200  36,525
  220,692
AUSTRALIA - 1.5%
Australian Gas Light Co.   7,000  53,703
Australia & New Zealand Banking Group Ltd.   6,300  42,588
Brambles Industries Ltd.   3,700  75,341
Broken Hill Proprietary Co. Ltd. (The)  4,250  42,055
CSR Ltd.   16,500  58,033
Harvey Norman Holdings Ltd.   24,600  104,568
Leighton Holdings Ltd.   5,500  19,910
Mirvac Ltd. warrants 6/30/01 (a)  1,255  344
National Australia Bank Ltd.   10,800  149,422
National Mutual Holdings Ltd.   21,000  41,033
News Corp. Ltd.   14,800  93,250
QNI Ltd.   50,000  32,587
Telstra Corp. Ltd. (a)  30,000  68,286
Westpac Banking Corp.   15,400  105,582
Woodside Petroleum Ltd.   11,600  79,927
Woolworths Ltd.   25,700  91,976
  1,058,605
BRAZIL - 0.7%
Centrais Electricas Brasileiras SA  2,410,000  108,370
Compania Energertica Minas Gerais  3,152,000  124,615
Eletropaulo SA PN  77,000  13,713
Klabin Industria de Papel e Celulose PN  18,000  7,052
Petrobras PN (Pfd. Reg.)  290,000  61,974
Telebras sponsored ADR  500  55,500
Telesp PN (Pfd. Reg.)  366,000  105,920
Telerj SA PN (a)  105,000  13,080
  490,224
CANADA - 1.5%
Abitibi-Consolidated, Inc.   1,600  22,095
Alcan Aluminium Ltd.   1,200  35,698
Alliance Communications Corp. Class B (non-vtg.) (a) 4,000 48,092 COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CANADA - CONTINUED
Alliance Forest Products, Inc. (a)  1,200 $ 22,177
Alliance Forest Products, Inc. (a)(d)  2,000  36,962
BCE, Inc.   2,700  84,587
Bro-X Minerals Ltd. (a)  600  -
Canadian Pacific Ltd.   500  13,569
Canadian Imperial Bank of Commerce  600  16,324
Canadian National Railway Co.   300  14,984
Canadian Natural Resources Ltd. (a)  3,300  64,615
Cominco Ltd.   4,500  77,290
Domtar, Inc.   7,200  49,713
Greenstone Resources Ltd. (a)  12,000  76,260
Inco Ltd.   2,100  37,512
National Bank of Canada  10,100  156,820
Noranda, Inc.   6,000  110,474
Renaissance Energy Ltd. (a)  3,600  71,973
Rio Alto Exploration Ltd. (a)  6,200  54,309
St. Laurent Paperboard, Inc. (a)(d)  5,700  69,510
TVI Pacific, Inc.   157,000  9,168
  1,072,132
CHILE - 0.0%
Santa Isabel SA sponsored ADR  600  11,175
Soc Quimica y Minera de Chile ADR  100  4,025
  15,200
DENMARK - 0.5%
Den Danske Bank Group AS  1,400  186,790
International Service Systems AS, Series B (a)  3,800  141,055
Ratin AS Class B  300  43,039
Sophus Berendsen AS Class B  300  10,071
  380,955
FINLAND - 0.7%
Huhtamaki Ord.   3,300  145,911
Metsa-Serla Ltd. Class B  18,900  143,316
Nokia Corp. AB, Series A  600  45,607
Pohjola Class B  2,100  90,236
UPM-Kymmene Corp.   3,700  81,498
  506,568
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FRANCE - 3.8%
Alcatel Alsthom Compagnie Generale d'Electricite SA 3,700 $ 490,358 Axime SA Ex Segin (a) 400 58,358
Axime SA Ex Segin (a)(d)  1,500  218,844
Cap Gemini Sogeti SA  2,700  256,598
Credit Commercial de France Ord.   2,300  156,458
Elf Sanofi SA  200  22,007
Lagardere S.C.A. (Reg.)  2,000  70,747
Michelin SA (Compagnie Generale des Etablissements)
Class B  2,052  109,215
Pechiney SA Class A  4,633  181,634
Rhone Poulenc SA Class A  11,123  507,693
Societe Generale Class A  1,000  129,758
Total SA Class B  4,582  476,537
  2,678,207
GERMANY - 1.1%
Adidas AG  800  116,554
BHF Bank (Bank Berlin Hand)  5,200  153,510
Daimler-Benz AG Ord.   800  55,981
Hannover Rueckversicherungs-AG  2,100  178,521
Lufthansa Deutsche AG (Reg.)  2,900  52,366
Mannesmann AG Ord.   100  56,855
Veba AG Ord.   2,300  158,430
  772,217
HONG KONG - 1.1%
Cheung Kong Holdings Ltd.   8,000  40,856
China Telecom (Hong Kong) Ltd.   56,000  88,025
Dairy Farm International Holdings Ltd. (SG)  71,000  69,580
CLP Holdings Ltd.   14,000  76,928
Hang Seng Bank Ltd.   7,000  55,207
Hong Kong & China Gas Co. Ltd.   39,600  66,559
Hong Kong Telecommunications Ltd.   46,000  101,200
Hutchison Whampoa Ltd. Ord.   22,000  129,420
Johnson Electric Holdings Ltd.   10,000  29,931
Li & Fung Ltd.   26,000  35,969
National Mutual Asia Ltd.   58,000  48,743
New World Development Co. Ltd.   7,000  16,879
Sun Hung Kai Properties Ltd.   2,000  10,266
Vtech Holdings Ltd.   14,000  38,012
  807,575
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDIA - 0.0%
Mahindra & Mahindra Ltd. GDR  1,500 $ 10,875
State Bank of India GDR (Reg.)  1,000  14,750
  25,625
IRELAND - 0.2%
Bank of Ireland, Inc.   5,900  91,847
CRH PLC  2,814  33,126
Smurfit (Jefferson) Group PLC  10,000  28,096
Smurfit (Jefferson) Group PLC  9,000  24,638
  177,707
ITALY - 1.7%
Credito Italiano Ord.   90,500  336,887
Istituto Nazionale Delle Assicurazioni Spa  102,000  225,850
Telecom Italia Spa  55,000  380,950
Telecom Italia Mobile Spa  53,500  253,582
  1,197,269
JAPAN - 9.9%
Acom Co. Ltd.   3,000  169,909
Akita Bank Ltd.   19,000  90,547
Alpine Electronics, Inc. Ord.   3,000  31,193
Asahi Breweries Ltd.   5,000  68,925
Bank of Tokyo-Mitsubishi Ltd.   9,000  130,445
Bridgestone Corp.   2,000  48,050
Canon, Inc.   5,000  121,308
Circle K Japan Co. Ltd.   1,000  49,311
Dainippon Ink & Chemicals, Inc.   20,000  57,976
Denso Corp.   3,000  61,442
Daito Trust Construction Co.   5,000  42,930
Fuji Heavy Industries Ltd.  7,000  25,916
Fuji Photo Film Co. Ltd.   5,000  209,531
Fujitsu Ltd.   15,000  171,327
Honda Motor Co. Ltd.   7,000  254,195
Ito En Ltd.   1,000  24,970
Jafco Co. Ltd.   2,000  95,313
Japan Tobacco, Inc.   10  68,058
Kaneka Corp.   5,000  27,294
Kao Corp.   5,000  70,500
Komatsu Ltd. Ord.   10,000  51,674
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
JAPAN - CONTINUED
Long Term Credit Bank of Japan Ltd. (The)  39,000 $ 87,554
Matsushita Electric Industrial Co. Ltd.   9,000  135,408
Matsushita Communication Industrial Co. Ltd.   4,000  128,239
Matsumotokiyoshi Co. Ltd.   1,000  37,416
Minebea Co. Ltd.   25,000  265,853
Minolta Camera Co. Ltd.   26,000  150,122
Mitsubishi Estate Co. Ltd.   6,000  66,168
Mitsui Mining & Smelting Co. Ltd.   7,000  26,908
Mycal Corp.   4,000  34,974
Namco Ltd.   3,000  87,909
Nintendo Co. Ltd. Ord.   3,000  316,660
Nippon Telegraph & Telephone Corp. Ord.   23  208,350
Nomura Securities Co. Ltd.   5,000  66,955
Nippon Soda Co. Ltd.   10,000  84,285
Nichiei Co. Ltd.   2,000  211,107
Orix Corp.   4,500  324,695
Rohm Co. Ltd.   3,000  328,476
Sakura Bank Ltd.   49,000  183,340
Sankyo Co. Ltd.   8,000  208,586
Shin-Etsu Chemical Co. Ltd.   1,000  22,213
Shinko Electric Industries Co. Ltd.   5,000  224,892
Sony Corp.   3,000  276,487
Sumitomo Realty & Development Co. Ltd.   25,000  152,619
TDK Corp.   4,000  309,728
Takashimaya Co. Ltd.   5,000  38,716
Takeda Chemical Industries Ltd.   11,000  310,201
Takasago International Corp.   8,000  34,659
Takefuji Corp.   4,000  202,915
Terumo Corp.   5,000  80,347
Teisan Co. Ltd.   20,000  51,989
THK Co. Ltd.   7,000  81,056
Toyota Motor Corp.   3,000  83,655
Toyo Trust & Banking Co. Ltd.   7,000  48,247
Uni Charm Corp. Ord.   5,000  171,721
World Co. Ltd.   2,000  51,516
Yonekyu Corp.   4,000  49,468
  7,014,248
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
LUXEMBOURG - 0.0%
Quilmes Industrial SA sponsored ADR  1,500 $ 18,844
MALAYSIA - 0.3%
Berjaya Sports Toto BHD  18,000  41,239
Carlsberg Brewery BHD  6,000  17,756
Oriental Holdings BHD  11,200  12,295
RJ Reynolds BHD  14,000  22,719
Rothmans of Pall Mall Malaysia BHD  10,000  79,351
Tenega Nasional BHD  6,000  10,166
YTL Corp. BHD  5,000  6,265
  189,791
MEXICO - 0.5%
BANACCI SA de CV Class B (a)  5,000  13,402
DESC (Sociedad de Fomento Industrial SA) Class B  5,000  36,309
El Puerto Liverpool SA Class C  11,000  14,287
Fomento Economico Mexicano SA de CV Class B  2,000  12,965
Grupo Carso SA de CV Class A-1  2,000  11,713
Grupo Financiero Bancomer Class B (a)  185,000  98,737
Grupo Financiero Inbursa SA Class B  5,000  15,881
Grupo Televisa SA de CV sponsored ADR (a)  900  28,969
Kimberly Clark de Mexico SA Class A  7,000  30,210
Telefonos de Mexico SA sponsored ADR representing Ord.
Class L shares  1,500  73,875
  336,348
NETHERLANDS ANTILLES - 0.0%
Schlumberger Ltd.   300  22,106
NETHERLANDS - 2.2%
AKZO Nobel NV  400  72,376
Ahold NV  2,626  72,317
KLM Royal Dutch Airlines NV  400  13,900
Philips Electronics NV (Bearer)  6,000  404,936
Royal Dutch Petroleum Co. Ord.   6,000  313,592
Unilever NV Ord.   7,600  435,539
VNU Ord.   4,100  114,698
Vendex International NV (d)  3,000  164,360
  1,591,718
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NORWAY - 0.5%
NCL Holdings AS (a)  19,666 $ 73,842
Nydalens Compagnie ASA  13,000  89,061
Olav Thon Eiendomsselskp Ord.   3,000  94,858
Steen & Stroem ASA (a)  5,500  84,055
  341,816
PERU - 0.1%
Compania de Minas Buenaventura SA Class B
sponsored ADR  5,000  59,375
PORTUGAL - 0.5%
BPI-SGPS SA (Reg.)  4,500  138,217
Electricidade de Portugal SA  7,000  144,745
Portugal Telecom SA sponsored ADR  2,000  101,750
  384,712
RUSSIA - 0.0%
Vimpel Communications sponsored ADR (a)  400  12,375
SINGAPORE - 0.1%
Datacraft Asia Ltd.   20,000  43,000
Elec & Eltek International Co. Ltd.   4,400  22,660
Overseas Chinese Banking Corp.   1,000  4,174
United Overseas Bank Ltd. (For. Reg.)  1,000  3,736
  73,570
SOUTH AFRICA - 0.2%
Gencor Ltd. (Reg.)  5,800  11,052
JCI Ltd.   7,700  38,399
Sasol Ltd.   10,000  91,222
  140,673
SPAIN - 0.5%
Banco Bilbao Vizcaya SA Ord. (Reg.)  7,200  251,362
Mapfre Vida SA  2,400  93,527
  344,889
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SWEDEN - 2.7%
ABB AB:
 Series A  5,500 $ 65,096
 Series B  3,000  34,582
Astra AB Class A Free shares  14,966  274,001
Ericsson (L.M.) Telephone Co. Class B  2,000  78,411
Esselte AB Class B Free shares  5,600  112,192
Granges AB (Reg.)  950  15,285
Nordbanken Holding AB  36,400  203,292
Skandia Foersaekrings AB  7,000  365,055
Svenska Handelsbanken  4,300  157,186
Swedish Match Co.   75,200  244,761
Volvo AB Class B  14,800  405,075
  1,954,936
SWITZERLAND - 2.3%
Credit Suisse Group (Reg.)  1,500  238,832
Julius Baer Holding AG  128  237,374
Novartis AG (Reg.)  517  885,286
Sulzer AG (Reg.)  20  13,834
Swiss Bank Corp. (Reg.)  800  246,362
  1,621,688
UNITED KINGDOM - 6.7%
BBA Group PLC  6,134  35,971
Barclays PLC Ord.   6,700  201,925
British Aerospace PLC  5,927  153,940
British Petroleum PLC Ord.   19,035  257,145
British Land Co. PLC (The) Ord.   4,800  60,217
Dr Solomons Group PLC sponsored ADR (a)  3,900  135,038
English China Clay PLC  10,700  39,832
Gallaher Group PLC  27,800  165,297
Glaxo Wellcome PLC  15,000  402,576
Granada Group PLC  8,000  125,845
HSBC Holdings PLC  4,400  108,889
Hays PLC  1,500  21,587
Hazlewood Foods PLC Ord.   30,800  92,574
Inchcape PLC Ord.   18,300  41,252
JJB Sports PLC Class L  10,100  115,488
Lloyds TSB Group PLC  30,529  429,872
Man (E D & F) Group PLC  20,000  83,309
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UNITED KINGDOM - CONTINUED
Millennium & Copthorne Hotels PLC  23,100 $ 169,802
National Grid Co. PLC  18,300  86,391
Pearson PLC  1,500  19,234
Perpetual PLC  500  24,012
Royal & Sun Alliance Insurance Group PLC  46  521
Rentokil Initial PLC  79,900  374,257
Shell Transport & Trading Co. PLC (Reg.)  47,700  324,139
SmithKline Beecham PLC Ord.   58,434  744,525
Somerfield PLC  53,200  214,648
Tarmac PLC Ord.  7,500  12,680
Tomkins PLC Ord.   3,000  16,172
Vodafone Group PLC  34,400  258,940
WPP Group PLC  6,900  29,869
  4,745,947
UNITED STATES OF AMERICA - 19.9%
AFLAC, Inc.   2,000  108,875
AT&T Corp.   4,000  250,500
Alumax, Inc. (a)  2,003  69,729
Aluminum Co. of America  1,000  76,375
American Express Co.   6,000  502,125
American Home Products Corp.   3,500  334,031
American International Group, Inc.   1,800  198,563
American Standard Companies, Inc. (a)  4,000  160,250
AMP, Inc.   4,000  160,000
Avon Products, Inc.   3,000  180,000
Baker Hughes, Inc.   3,900  150,394
Banc One Corp.   1,500  83,813
Bank of New York Co., Inc.   2,100  113,794
BankAmerica Corp.   1,500  106,594
Bausch & Lomb, Inc.   6,500  278,688
Beneficial Corp.   400  31,050
Burlington Resources, Inc.   8,000  342,000
CBS Corp.   3,000  89,813
CSX Corp.   2,500  132,500
CVS Corp.   2,000  131,125
Callaway Golf Co.   5,000  135,000
Cardinal Health, Inc.   500  38,719
Cendant Corp. (a)  3,000  101,625
Chesapeake Corp.   1,500  50,813
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UNITED STATES OF AMERICA - CONTINUED
Citicorp  2,400 $ 285,600
Compaq Computer Corp.   5,000  150,313
Cooper Cameron Corp. (a)  2,000  102,875
Corn Products International, Inc.   1,000  32,000
D.R. Horton, Inc.   16,700  329,825
Dell Computer Corp.   1,500  149,156
Disney (Walt) Co.   1,000  106,563
Dole Food, Inc.   4,000  186,000
Dresser Industries, Inc.   3,400  121,550
du Pont (E.I.) de Nemours & Co.   1,600  90,600
Duke Energy Corp.   2,500  135,469
Eaton Corp.   1,200  107,700
FPL Group, Inc.   1,800  103,275
Fannie Mae  2,500  154,375
Federated Department Stores, Inc. (a)  3,000  127,125
Fleet Financial Group, Inc.   1,000  71,625
Ford Motor Co.   2,000  102,000
Fort James Corp.   2,500  107,344
GTE Corp.   2,000  109,125
General Electric Co.   6,000  465,000
Gillette Co.   2,500  246,875
Gulfstream Aerospace Corp. (a)  6,000  204,375
Hartford Financial Services Group, Inc.   1,000  90,000
Intel Corp.   2,000  162,000
International Business Machines Corp.   1,200  118,425
Johnson & Johnson  2,500  167,344
King World Productions, Inc.   3,800  224,913
Leggett & Platt, Inc.   3,600  162,675
Lehman Brothers Holdings, Inc.   3,000  162,938
Limited, Inc. (The)  11,000  291,500
Lockheed Martin Corp.   1,300  135,281
MCI Communications Corp.   8,500  394,719
Masco Corp.   1,500  73,875
Medtronic, Inc.   3,000  153,188
Microsoft Corp.   2,000  298,375
Mirage Resorts, Inc. (a)  2,000  46,125
Morgan Stanley, Dean Witter, Discover and Co.  1,000  58,375
Motorola, Inc.   2,500  148,594
Nalco Chemical Co.   3,000  112,500
National Mercantile Bancorp. warrants 6/2/99 (a)  2,403  -
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UNITED STATES OF AMERICA - CONTINUED
Newell Co.   2,000 $ 82,125
Philip Morris Companies, Inc.   3,000  124,500
Procter & Gamble Co.   3,500  274,313
RedFed Bancorp, Inc.   3,000  59,438
Rite Aid Corp.   2,500  156,094
Rubbermaid, Inc.   5,000  129,375
St. Jude Medical, Inc. (a)  3,500  113,750
Sara Lee Corp.   2,000  109,125
Schering-Plough Corp.   2,900  209,888
Tenet Healthcare Corp. (a)  2,500  86,250
Tosco Corp.   4,200  140,438
Transocean Offshore, Inc. (a)  3,000  119,250
Travelers Group, Inc. (The)  1,400  69,300
USX-Marathon Group   4,500  151,031
U.S. Bancorp   1,000  109,500
Unisys Corp.   6,000  99,000
United HealthCare Corp.   3,000  153,750
U S WEST Media Group (a)  3,000  89,063
Wainoco Oil Corp. (a)  12,000  93,000
Wal-Mart Stores, Inc.   16,000  638,000
Warner-Lambert Co.   1,000  150,500
Washington Mutual, Inc.   2,600  167,050
Wells Fargo & Co.   300  92,700
Western Atlas, Inc.   2,000  124,625
Witco Corp.   3,700  149,850
WorldCom, Inc. (a)  10,000  358,125
  14,166,013
VENEZUELA - 0.1%
Compania Anonima Nacional Telefonos de Venezuela
sponsored ADR  1,000  36,750
TOTAL COMMON STOCKS
(Cost $36,889,202)   42,458,775
PREFERRED STOCKS - 1.1%
 SHARES VALUE (NOTE 1)
CONVERTIBLE PREFERRED STOCKS - 0.3%
JAPAN - 0.3%
AJL participating trust $1.44 PEPS  15,000 $ 192,188
NONCONVERTIBLE PREFERRED STOCKS - 0.8%
AUSTRALIA - 0.1%
Sydney Harbour Casino Holdings Ltd. (a)  62,000  60,785
GERMANY - 0.4%
SAP AG (Systeme Anwendungen Produkte)  100  36,519
Wella AG  380  288,760
  325,279
ITALY - 0.3%
Telecom Italia Mobile Spa de Risp  78,700  232,782
TOTAL NONCONVERTIBLE PREFERRED STOCKS   618,846
TOTAL PREFERRED STOCKS
(Cost $751,757)   811,034
CLOSED-END INVESTMENT COMPANIES - 0.3%
EMERGING MARKETS - 0.0%
Templeton Dragon Fund, Inc.   1,000  10,875
GERMANY - 0.2%
Emerging Germany Fund, Inc.   3,000  36,375
New Germany Fund, Inc. (The)  4,300  61,275
  97,650
MULTI-NATIONAL - 0.0%
Morgan Stanley Asia-Pacific Fund, Inc.   1,500  12,563
PORTUGAL - 0.1%
Portugal Fund, Inc.   3,000  54,750

TOTAL CLOSED-END INVESTMENT COMPANIES
 (Cost $168,358)    175,838
CONVERTIBLE BONDS - 0.4%
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT (B) (NOTE 1)
JAPAN - 0.4%
MBL International Finance of Bermuda
3%, 11/30/02 (Cost $277,225)  Aa2 $ 240,000 $ 258,000
GOVERNMENT OBLIGATIONS - 26.9% (E)
FRANCE - 1.0%
French Government OAT 5 1/2%, 4/25/04  Aaa FRF 4,200,000  713,545
GERMANY - 3.6%
Treuhandanstalt 6 5/8%, 7/9/03  Aaa DEM 4,250,000  2,539,498
ITALY - 0.7%
Italian Republic 10 1/2%, 9/1/05 (c)  Aa3  ITL 700,000  510,833
SWEDEN - 1.0%
Swedish Kingdom 10 1/4%, 5/5/03  Aa1 SEK 5,000,000  753,547
UNITED KINGDOM - 1.8%
United Kingdom, Great Britain & Northern Ireland
9 1/2%, 4/18/05  Aaa GBP 650,000  1,261,190
UNITED STATES OF AMERICA - 18.8%
Federal Home Loan Bank:
 5.67%, 1/14/00  Aaa  2,985,000  2,995,716
 5.53%, 2/3/00  Aaa  1,625,000  1,626,268
Fannie Mae 5.43%, 1/27/00  Aaa  1,950,000  1,946,646
U.S. Treasury Bill, yields at dates of
 purchase 5.11% to 5.15%, 4/30/98 (f)  -  125,000  123,468
U.S. Treasury Obligations:
 7 7/8%, 8/15/01  Aaa  640,000  690,099
 12 3/4%, 11/15/10 (callable)  Aaa  880,000  1,269,400 13 7/8%,
5/15/11 (callable)  Aaa  980,000  1,507,054
 8 1/8%, 8/15/19  Aaa  1,300,000  1,650,597
 7 1/4%, 2/15/23  Aaa  1,350,000  1,565,150
  13,374,398
TOTAL GOVERNMENT OBLIGATIONS
(Cost $19,280,974)   19,153,011
CASH EQUIVALENTS - 11.7%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.59%, dated
1/30/98 due 2/2/98  $ 8,336,882 $ 8,333,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $65,700,516)  $ 71,189,658
FUTURES CONTRACTS
     EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
8 S&P 500 Stock Index Contracts   Mar 98 $ 1,975,600 $ 23,152
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 2.8%
SECURITY TYPE ABBREVIATIONS
PEPS - Participating Equity Preferred
  Shares/Premium Exchangeable
  Participating Shares
CURRENCY ABBREVIATIONS
GBP - British pound
FRF - French franc
DEM - German deutsche mark
ITL - Italian lira
SEK - Swedish krona
LEGEND
1. Non-income producing
2. Principal amount is stated in United States dollars unless otherwise noted.
3. Principal amount in thousands.
4. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $489,676 or 0.7% of net assets.
5. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
6. Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $85,500.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 27.1% AAA, AA, A 27.1%
Baa 0.0% BBB  0.0%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government.
MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Value of Investment in Securities
Basic Industries    3.6%
Cash Equivalents    11.7
Construction & Real Estate    1.9
Durables    3.8
Energy    4.4
Finance    13.9
Government Obligations   26.9
Health    7.2
Industrial Machinery & Equipment    1.9
Media & Leisure   2.5
Nondurables   4.0
Retail & Wholesale   3.6
Services    1.3
Technology    5.6
Utilities   6.2
Others (individually less than 1%)   1.5
     100.0%
INCOME TAX INFORMATION
At January 31, 1998, the aggregate cost of investment securities for income tax purposes was $65,736,086. Net unrealized appreciation aggregated $5,453,572, of which $8,421,870 related to appreciated investment securities and $2,968,298 related to depreciated investment securities.
At July 31, 1997, the fund had a capital loss carryforward of approximately $13,100,000 of which $6,254,000 and $6,846,000 will expire on July 31, 2003 and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  JANUARY 31, 1998 (UNAUDITED)

7.ASSETS                                                        8.           9.

10.INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE     11.          $ 71,189,658
AGREEMENTS OF $8,333,000) (COST $65,700,516) -
SEE ACCOMPANYING SCHEDULE

12.FOREIGN CURRENCY HELD AT VALUE (COST $53,792)                13.           53,792

14.RECEIVABLE FOR INVESTMENTS SOLD                              15.           1,554,726

16.RECEIVABLE FOR FUND SHARES SOLD                              17.           79,988

18.DIVIDENDS RECEIVABLE                                         19.           82,366

20.INTEREST RECEIVABLE                                          21.           385,536

22.RECEIVABLE FOR DAILY VARIATION ON FUTURES CONTRACTS          23.           1,400

24. 25.TOTAL ASSETS                                             26.           73,347,466

27.LIABILITIES                                                  28.          29.

30.PAYABLE TO CUSTODIAN BANK                                    $ 25,961     31.

32.PAYABLE FOR INVESTMENTS PURCHASED                             3,981,757   33.

34.PAYABLE FOR FUND SHARES REDEEMED                              578,982     35.

36.ACCRUED MANAGEMENT FEE                                        42,339      37.

38.OTHER PAYABLES AND ACCRUED EXPENSES                           96,377      39.

40. 41.TOTAL LIABILITIES                                        42.           4,725,416

43.44.NET ASSETS                                                45.          $ 68,622,050

46.NET ASSETS CONSIST OF:                                       47.          48.

49.PAID IN CAPITAL                                              50.          $ 73,347,210

51.DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME             52.           (247,558)

53.ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON        54.           (9,982,245)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

55.NET UNREALIZED APPRECIATION (DEPRECIATION) ON                56.           5,504,643
INVESTMENTS AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

57.58.NET ASSETS, FOR 4,591,809 SHARES OUTSTANDING              59.          $ 68,622,050

60.61.NET ASSET VALUE, OFFERING PRICE AND REDEMPTION            62.           $14.94
PRICE
PER SHARE ($68,622,050 (DIVIDED BY) 4,591,809 SHARES)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)

63.INVESTMENT INCOME                                                  65.            $ 279,259
64.DIVIDENDS

66.INTEREST                                                           67.             870,424

68.                                                                   69.             1,149,683

70.LESS FOREIGN TAXES WITHHELD                                        71.             (22,627)

72. 73.TOTAL INCOME                                                   74.             1,127,056

75.EXPENSES                                                           76.            77.

78.MANAGEMENT FEE                                                     $ 263,318      79.

80.TRANSFER AGENT FEES                                                 110,874       81.

82.ACCOUNTING FEES AND EXPENSES                                        30,079        83.

84.CUSTODIAN FEES AND EXPENSES                                         65,837        85.

86.REGISTRATION FEES                                                   14,495        87.

88.AUDIT                                                               35,823        89.


90.LEGAL                                                               200           91.


92.MISCELLANEOUS                                                       903           93.

94. TOTAL EXPENSES BEFORE REDUCTIONS                                   521,529       95.

96. EXPENSE REDUCTIONS                                                 (4,019)        517,510

97.98.NET INVESTMENT INCOME                                           99.             609,546

100.REALIZED AND UNREALIZED GAIN (LOSS)                               102.           103.
101.NET REALIZED GAIN (LOSS) ON:

104. INVESTMENT SECURITIES                                             3,212,215     105.

106. FOREIGN CURRENCY TRANSACTIONS                                     (9,677)        3,202,538

107.CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)              108.           109.
ON:

110. INVESTMENT SECURITIES                                             (4,514,927)   111.

112. ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                      2,915         113.

114. FUTURES CONTRACTS                                                 23,152         (4,488,860)

115.116.NET GAIN (LOSS)                                               117.            (1,286,322)

118.119.NET INCREASE (DECREASE) IN NET ASSETS RESULTING               120.           $ (676,776)
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                             SIX MONTHS ENDED    YEAR ENDED
                                                             JANUARY 31, 1998    JULY 31,
                                                             (UNAUDITED)         1997

121.INCREASE (DECREASE) IN NET ASSETS

122.OPERATIONS                                               $ 609,546           $ 1,735,993
NET INVESTMENT INCOME

123. NET REALIZED GAIN (LOSS)                                 3,202,538           4,042,959

124. CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     (4,488,860)         10,328,422

125.                                                          (676,776)           16,107,374
126.NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS

127.DISTRIBUTIONS TO SHAREHOLDERS                             (1,648,262)         (2,871,377)
FROM NET INVESTMENT INCOME

128. IN EXCESS OF NET INVESTMENT INCOME                       (247,558)           -

129. 130.TOTAL DISTRIBUTIONS                                  (1,895,820)         (2,871,377)

131.SHARE TRANSACTIONS                                        26,829,257          36,337,493
NET PROCEEDS FROM SALES OF SHARES

132. REINVESTMENT OF DISTRIBUTIONS                            1,827,297           2,728,128

133. COST OF SHARES REDEEMED                                  (32,080,455)        (65,467,695)

134.135.                                                      (3,423,901)         (26,402,074)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM SHARE TRANSACTIONS

136.                                                          (5,996,497)         (13,166,077)
137.TOTAL INCREASE (DECREASE) IN NET ASSETS

138.NET ASSETS                                               139.                140.

141. BEGINNING OF PERIOD                                      74,618,547          87,784,624

142.                                                         $ 68,622,050        $ 74,618,547
END OF PERIOD (INCLUDING UNDER (OVER) DISTRIBUTION OF
NET INVESTMENT INCOME OF $(247,558) AND $1,038,716,
RESPECTIVELY)

143.OTHER INFORMATION                                        145.                146.
144.SHARES

147. SOLD                                                     1,803,297           2,664,438

148. ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  124,912             214,058

149. REDEEMED                                                 (2,165,829)         (4,847,773)

150. NET INCREASE (DECREASE)                                  (237,620)           (1,969,277)


FINANCIAL HIGHLIGHTS


151.                                     SIX MONTHS ENDED    YEARS ENDED JULY 31,                     FEBRUARY 1, 1993
                                         JANUARY 31, 1998                                              (COMMENCEMENT
                                                                                                       OF OPERATIONS) TO
                                                                                                       JULY 31,

152.                                            (UNAUDITED)       1997        1996       1995        1994       1993

153.SELECTED PER-SHARE DATA

154.NET ASSET VALUE,                                 $ 15.45       $ 12.91    $ 12.40    $ 11.99     $ 11.98     $ 10.00
BEGINNING OF PERIOD

155.INCOME FROM INVESTMENT
OPERATIONS

156. NET INVESTMENT                                  .13 D         .31 D      .31        .28         .32 D       .15
 INCOME

157. NET REALIZED                                    (.24)         2.68       .25        .13         .25         1.91
AND
 UNREALIZED GAIN
 (LOSS)

158. TOTAL FROM                                      (.11)         2.99       .56        .41         .57         2.06
INVESTMENT
OPERATIONS

159.LESS DISTRIBUTIONS                               (.35)         (.45)      (.05)      -           (.15)       (.08)
FROM NET INVESTMENT
 INCOME

160. IN EXCESS OF NET                                (.05)         -          -          -           -           -
 INVESTMENT INCOME

161. FROM NET                                        -             -          -          -           (.11)       -
REALIZED
 GAIN

162. IN EXCESS OF                                    -             -          -          -           (.20)       -
 NET REALIZED GAIN

163. RETURN OF                                       -             -          -          -           (.10)       -
CAPITAL

164. TOTAL                                           (.40)         (.45)      (.05)      -           (.56)       (.08)
DISTRIBUTIONS

165.NET ASSET VALUE,                                 $ 14.94       $ 15.45    $ 12.91    $ 12.40     $ 11.99     $ 11.98
END OF PERIOD

166.TOTAL RETURN B, C                                (.64)%        23.93%     4.52%      3.42%       4.58%       20.65%

167.RATIOS AND SUPPLEMENTAL
DATA

168.NET ASSETS, END                                  $ 68,622      $ 74,619   $ 87,785   $ 148,831   $ 313,246   $ 84,157
OF PERIOD (000
OMITTED)

169.RATIO OF                                         1.47% A       1.51%      1.39%      1.34%       1.68%       2.12% A
EXPENSES TO
AVERAGE NET ASSETS

170.RATIO OF                                         1.46% A, E    1.49% E    1.36% E    1.33% E     1.67% E     2.12% A
EXPENSES TO
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

171.RATIO OF NET                                     1.72% A       2.28%      2.94%      4.68%       2.56%       4.02% A
INVESTMENT INCOME
TO AVERAGE NET
ASSETS

172.PORTFOLIO                                        78% A         57%        189%       242%        226%        172% A
TURNOVER RATE

173.AVERAGE                                         $ .0078       $ .0089
COMMISSION RATE
 F

A ANNUALIZED B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR OR THE FUND HAS
ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID
OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1,
1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY
FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED
IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED JANUARY 31, 1998 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Global Balanced Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date of purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES - CONTINUED
The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for options transactions, foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $24,714,930 and $31,748,548, respectively, of which U.S. government and government agency obligations aggregated $6,570,061 and $6,618,829, respectively.
The market value of futures contracts opened and closed during the period amounted to $1,952,448 and $0, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .74% of average net assets.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA), and Fidelity Investment Japan Ltd. In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIAL U.K. a fee based on costs incurred for either service.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .31% of average net assets. ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $4,918 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $4,019 under this arrangement.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity International Investment Advisors, Pembroke, Bermuda
Fidelity International Investment Advisors (U.K.) Limited
Kent, England
Fidelity Investments Japan Ltd.
Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard R. Mace, Jr., Vice President
Richard A. Spillane, Jr., Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Puritan(registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

FIDELITY

(REGISTERED TRADEMARK)

LOW-PRICED STOCK
FUND
SEMIANNUAL REPORT
JANUARY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE    3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE            4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK              6    THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES     10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS            11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS   50   STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                  54   NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
As we entered 1998, the pesky economic and currency crises in Southeast Asia were still very much with us. Adding to these concerns was the possibility that U.S. corporate earnings might decline in the face of lower global product demand. But the news wasn't all bad as low inflation, low interest rates and moderate economic growth continued to prevail. The bond market performed well, as it benefited from the favorable economic backdrop and a "flight-to-safety" mentality on the part of stock investors.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance.
You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1998       PAST 6   PAST 1   PAST 5    LIFE OF
                                     MONTHS   YEAR     YEARS     FUND

FIDELITY LOW-PRICED STOCK            7.41%    25.37%   146.81%   371.83%

FIDELITY LOW-PRICED STOCK            4.19%    21.61%   139.41%   357.67%
 (INCL. 3% SALES CHARGE)

RUSSELL 2000(REGISTERED TRADEMARK)   4.42%    18.07%   103.44%   197.07%

SMALL CAP FUNDS AVERAGE              2.19%    15.79%   107.98%   N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 27, 1989. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 2000 Index - an unmanaged index of 2,000 small capitalization stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 547 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1998    PAST 1   PAST 5   LIFE OF
                                  YEAR     YEARS    FUND

FIDELITY LOW-PRICED STOCK         25.37%   19.80%   21.11%

FIDELITY LOW-PRICED STOCK         21.61%   19.08%   20.65%
 (INCL. 3% SALES CHARGE)

RUSSELL 2000                      18.07%   15.27%   14.39%

SMALL CAP FUNDS AVERAGE           15.79%   15.60%   N/A

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980225 150940 S00000000000001
             Low-Priced Stock Fund       Russell 2000
             00316                       RS002
  1989/12/27       9700.00                    10000.00
  1989/12/31       9593.30                    10142.97
  1990/01/31       9535.10                     9256.82
  1990/02/28       9719.40                     9544.23
  1990/03/31       9816.40                     9915.46
  1990/04/30       9447.80                     9591.71
  1990/05/31      10194.70                    10270.61
  1990/06/30      10476.00                    10291.43
  1990/07/31      10417.80                     9838.77
  1990/08/31       9379.90                     8528.44
  1990/09/30       8968.27                     7773.76
  1990/10/31       8816.43                     7299.19
  1990/11/30       9292.18                     7855.75
  1990/12/31       9585.72                     8167.44
  1991/01/31      10466.35                     8906.05
  1991/02/28      11397.59                     9899.21
  1991/03/31      12156.76                    10596.00
  1991/04/30      12622.38                    10569.34
  1991/05/31      12814.70                    11073.13
  1991/06/30      12045.42                    10427.83
  1991/07/31      12784.34                    10793.76
  1991/08/31      13138.61                    11193.28
  1991/09/30      13192.71                    11280.93
  1991/10/31      13653.40                    11579.29
  1991/11/30      13098.47                    11043.73
  1991/12/31      14019.94                    11928.06
  1992/01/31      15233.92                    12894.55
  1992/02/29      16211.56                    13270.70
  1992/03/31      15674.40                    12821.51
  1992/04/30      15824.80                    12372.32
  1992/05/31      15932.23                    12536.84
  1992/06/30      15545.48                    11943.94
  1992/07/31      16050.41                    12359.35
  1992/08/31      16007.44                    12010.59
  1992/09/30      16137.72                    12287.78
  1992/10/31      16406.50                    12678.35
  1992/11/30      17515.20                    13648.50
  1992/12/31      18079.01                    14123.98
  1993/01/31      18543.44                    14602.03
  1993/02/28      18384.85                    14264.77
  1993/03/31      18939.91                    14727.65
  1993/04/30      18758.67                    14323.38
  1993/05/31      19155.14                    14957.18
  1993/06/30      19223.10                    15050.49
  1993/07/31      19472.31                    15258.29
  1993/08/31      20163.30                    15917.47
  1993/09/30      20327.14                    16366.66
  1993/10/31      21075.97                    16787.91
  1993/11/30      20713.64                    16235.37
  1993/12/31      21733.10                    16790.47
  1994/01/31      22863.72                    17316.90
  1994/02/28      22851.16                    17254.27
  1994/03/31      21846.16                    16343.28
  1994/04/30      22034.60                    16440.43
  1994/05/31      21959.22                    16255.82
  1994/06/30      21645.16                    15703.83
  1994/07/31      22135.10                    15961.84
  1994/08/31      22964.22                    16851.27
  1994/09/30      23073.27                    16794.85
  1994/10/31      23252.45                    16728.57
  1994/11/30      22632.20                    16052.95
  1994/12/31      22778.19                    16484.25
  1995/01/31      22763.95                    16276.27
  1995/02/28      23418.83                    16953.35
  1995/03/31      23575.43                    17245.32
  1995/04/30      24344.19                    17628.78
  1995/05/31      24842.46                    17931.89
  1995/06/30      25796.30                    18862.12
  1995/07/31      27405.01                    19948.62
  1995/08/31      27661.27                    20361.30
  1995/09/30      28155.35                    20724.91
  1995/10/31      27354.31                    19798.05
  1995/11/30      28066.35                    20629.85
  1995/12/31      28448.62                    21174.16
  1996/01/31      28756.17                    21151.47
  1996/02/29      29678.83                    21810.65
  1996/03/31      30170.91                    22254.62
  1996/04/30      31431.88                    23444.61
  1996/05/31      32385.29                    24368.50
  1996/06/30      31770.18                    23367.84
  1996/07/31      30555.35                    21326.81
  1996/08/31      31724.05                    22565.05
  1996/09/30      32717.98                    23446.88
  1996/10/31      33317.40                    23085.51
  1996/11/30      35082.34                    24036.74
  1996/12/31      36098.62                    24666.68
  1997/01/31      36504.41                    25159.64
  1997/02/28      36927.11                    24549.60
  1997/03/31      36250.79                    23391.20
  1997/04/30      36200.07                    23456.40
  1997/05/31      38922.26                    26065.92
  1997/06/30      40494.70                    27182.99
  1997/07/31      42608.21                    28447.87
  1997/08/31      42963.28                    29098.79
  1997/09/30      45766.34                    31228.66
  1997/10/31      45019.86                    29856.82
  1997/11/30      45233.14                    29663.71
  1997/12/31      45748.92                    30182.91
  1998/01/30      45767.12                    29706.57
IMATRL PRASUN   SHR__CHT 19980131 19980225 150943 R00000000000101
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Low-Priced Stock Fund on December 27, 1989, when the fund started, and the current 3% sales charge was paid. As the chart shows, by January 31, 1998, the value of the investment would have grown to $45,767 - a 357.67% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $29,707 - a 197.07% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
With economic woes in Southeast
Asia and a resulting "flight to
quality" mentality on the part of
investors playing leading roles,
the previously surging U.S. stock
market cooled down during the
six-month period that ended
January 31, 1998. The Standard &
Poor's 500 Index returned 3.56%
during this time. After a prolonged
stretch of strong performance by
stocks of larger companies,
smaller-company stocks gained
momentum in August and
September due mainly to solid
earnings growth. In addition, many
large-cap stocks had become
expensive relative to smaller-cap
stocks and investors took
advantage of cheap buying
opportunities within the small-cap
universe. Thousands of miles away,
though, an imposing obstacle
loomed in the form of an economic
crisis in Southeast Asia. What
began as a trickle in June - with
several small Asian countries
devaluing their currencies -
transformed into a downpour in
October as larger markets such as
Hong Kong became affected. This
brought concern and volatility to
markets across the globe. In the
U.S., for instance, the Dow Jones
Industrial Average tumbled
550-plus points in one session,
only to bounce back significantly
the next. Since Southeast Asia is
an important technology hub,
many small semiconductor-related
stocks - prevalent in the small-cap
arena - suffered dramatically. As
the period came to a close,
investors had begun to favor the
reliability and liquidity of larger
stocks, retracing the steps they
took in 1996 and early 1997.
An interview with Joel Tillinghast, Portfolio Manager of Fidelity Low-Priced Stock Fund
Q. HOW DID THE FUND PERFORM, JOEL?
A. Quite well. For the six months that ended January 31, 1998, the fund returned 7.41%. This topped the small cap funds average tracked by Lipper Analytical Services, which returned 2.19% during the period. The Russell 2000 Index returned 4.42% in this time. For the 12 months that ended January 31, 1998, the fund returned 25.37%, while the Lipper group and index returned 15.79% and 18.07%, respectively.
Q. WHAT FACTORS HELPED THE FUND PERFORM SO WELL?
A. There were a few. First, good stock selection played an important role as several individual positions advanced nicely. Second, the fund
- by its nature - usually emphasizes stocks with low price-to-earnings (P/E) ratios. A stock's P/E ratio indicates the price an investor pays for earnings growth. In other words, if earnings stay the same, how many years will it take you to earn back the amount you paid for the stock? In many cases, a lower P/E is good and this was never more true than in the past six months. With corporate earnings generally strong, many low P/E companies had healthy earnings gains relative to many high P/E, "glamour" stocks and increased investor attraction helped them perform well. Lastly, with the problems we witnessed in Southeast Asia during the period, domestic-oriented stocks enjoyed a dose of prosperity. Many of the smaller companies in the portfolio had more of a domestic flavor and were thus relatively immune to problems overseas.
Q. WHEN YOU LAST SPOKE TO SHAREHOLDERS SIX MONTHS AGO, YOU MENTIONED THE POSSIBILITY OF INVESTING MORE HEAVILY IN TECHNOLOGY STOCKS. DID THIS STRATEGY COME TO FRUITION?
A. Fortunately, no. I had concerns over slumping earnings outlooks and the effects of the Asian crisis. Many of the technology companies in the low-priced universe make semiconductors, disk drives and other electronic components used in personal computers. These companies were hit hard by price competition from Asian suppliers. Positions that hurt the fund's performance the most included semiconductor-makers Zilog, Actel and Micro Linear, as well as disk drive supplier Quantum. I was reluctant to add to holdings of component-oriented companies with sluggish earnings outlooks, but did so where I saw signs of stabilization. Better earnings growth prospects were offered by software and services companies such as Affiliated Computer and Symantec. My feeling was that these companies could benefit from the trend toward falling computer prices.
Q. FINANCE STOCKS - WHICH ACCOUNTED FOR AROUND 14% OF THE FUND'S ASSETS AT THE END OF THE PERIOD - HAVE HISTORICALLY BEEN PREVALENT IN THE PORTFOLIO. WHAT'S BEHIND YOUR ATTRACTION?
A. One reason is that there are thousands of smaller banks in the U.S. that occupy a significant spot in the low-priced universe. More specifically, though, many finance stocks have done very well over the past few years due to reasonable valuations and favorable consolidation activity. Many smaller institutions have been annexed by larger ones, and when this happens the smaller institution typically gets a positive performance boost. Examples of this trend within the portfolio were stocks such as Bank of Montreal and Life USA. Finally, the strong economy kept credit losses at bay and overall earnings growth within the group was healthy.
Q. WERE THERE ANY SECTORS THAT OFFERED GOOD OPPORTUNITIES DURING THE
PERIOD?
A. I tried to take advantage of the pleasant economic scenario of moderate growth, low interest rates and very low inflation. Beneficiaries of this type of climate tend to be those industries that are more interest-rate sensitive. I increased the fund's positions in several of these areas, most notably home-building companies, title insurers and banks. Title insurers were a particularly intriguing area, as home refinancings surged. New-property owners typically receive title insurance, which validates their ownership of that property. Home-buying in general was up during the period, and when homeowners choose to refinance their mortgage, they frequently need another title. Insurers such as Lawyer's Title, Stewart Information Services and Investors Title contributed positively to performance. Doral Financial, a Puerto Rico-based mortgage company, also benefited from increased refinancing activity.
Q. AT THE END OF THE PERIOD, THE FUND'S SHORT-TERM INVESTMENTS - INCLUDING ITS CASH POSITION - HOVERED IN THE 20% RANGE. WHY WAS IT DIFFICULT TO STAY MORE FULLY INVESTED IN LONG-TERM OPPORTUNITIES?
A. There were a couple of reasons. First, the fund continued to experience significant new cash inflows during the period. When new money comes in at rapid rates, I try to maintain my normal investing approach of seeking out the best opportunities. This process can take time. Another factor behind the fund's cash level involved the technology sector. At one point during the period, I had my eye on several technology companies that I felt were attractive. Unfortunately, business prospects for these companies soured and my interest waned. This was an area that could have absorbed a good portion of the fund's cash.
Q. PERCEIVING THEM TO BE A SORT OF SAFE HAVEN, MANY INVESTORS GRAVITATED TO DOMESTIC, UTILITY-ORIENTED STOCKS AS GLOBAL TURMOIL INCREASED. DID YOU FOLLOW SUIT?
A. I tried to sort out which utilities could best survive deregulation unscathed. As U.S. electric utilities are deregulated, they often find that they cannot recover "stranded costs," or investments that they would have recovered as regulated utilities. Some utilities sold off their power generation assets during the period, which are the main sources of stranded costs. While this can cause huge losses from time to time, it leaves the stable power distribution assets intact, some of which can be attractive investments. The fund did have two utility stocks among its top 10 holdings at the end of the period, but both were based on foreign soil. Yorkshire Water and Hyder PLC - two British water utility stocks - offered better valuations and were less susceptible to deregulation concerns than many U.S.-based utility stocks.
Q. WHAT ABOUT THE PERFORMANCE OF OTHER SECTORS DURING THE PERIOD?
A. Two other areas worth mentioning were energy service and airline stocks. Energy service stocks suffered during the period as oil prices dropped due to the Asian dilemma. Conversely, airline stocks performed well due to the low fuel prices. Positions such as ASA Holdings, Comair and Midwest Express - all regional airlines - benefited from this cost savings as well as from increased passenger traffic due to the strong economy.
Q. ASIDE FROM SOME OF THE STOCKS YOU'VE MENTIONED, WERE THERE ANY PLEASANT SURPRISES? ANY OTHER DISAPPOINTMENTS?
A. Biomet - a manufacturer of hip and knee implants - was a very good performer. The company has gained market share in the past several years, and was in the process of expanding its operations in Europe. On a negative note, glassware company Libbey was a major disappointment. The company was hurt by reduced sales of its products in large retail store chains as well as from delays in making internal structural changes.
Q. WHAT'S YOUR OUTLOOK?
A. Stock prices were generally high toward the end of the period. I'll try to keep that from being a risk by emphasizing moderately-valued stocks within the fund's universe. The U.S. economy looks good from my vantage point. In terms of technology stocks, I may try to find more suitable opportunities. With the trend toward lower-priced personal computers, PC distribution companies may hold promise.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

JOEL TILLINGHAST ON HIS
APPROACH TO MANAGING A
LARGE NUMBER OF STOCKS:
"Some investors may worry about
changes in my approach as the
number of stocks held by the fund
has grown to over 1,000. What hasn't
changed is that most of the fund's
holdings are stocks of small- and
medium-sized companies. Also, as
has been the case since the fund's
start, most have cheaper valuations
than the market averages.
"While some managers can add
value through nimble trading, I've
usually had somewhat lower turnover
- which can help defer recognition
of taxable gains and reduce
transaction costs - than the average
small-company fund. One reason is
that I look for growth stories that I
feel will be as good a few years from
now as when I buy them. These tend
to be companies that continuously
gain market share and earn profit
margins that support above-average
growth. Many also benefit from
continuing trends within their
industries, such as the popularity of
casual menswear in the retail sector
or the aging of America, which has
influenced medical-related stocks.
"There's always something to worry
about with any investment, but these
types of companies are less likely to
go wrong in a hurry. Even so, I
couldn't keep tabs on this many
holdings without the support of
Fidelity's research staff."
FUND FACTS
GOAL: to increase the value
of the fund's shares by
investing mainly in low-priced
common stocks ($35 or less at
time of purchase)
FUND NUMBER: 316
TRADING SYMBOL: FLPSX
START DATE: December 27, 1989
SIZE: as of January 31, 1998,
more than $10.8 billion
MANAGER: Joel Tillinghast,
since 1989; analyst for
natural gas, personal care
products, appliance and
tobacco industries,
1986-1989; joined Fidelity in
1986
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF JANUARY 31, 1998
                                   % OF FUND'S    % OF FUND'S INVESTMENTS
                                   INVESTMENTS    IN THESE STOCKS
                                                  6 MONTHS AGO

KING WORLD PRODUCTIONS, INC.       1.0            0.8

GALLAHER GROUP PLC SPONSORED ADR   1.0            0.8

HYDER PLC                          0.9            0.8

FIRST DATA CORP.                   0.8            0.0

BIOMET, INC.                       0.7            0.6

UICI                               0.7            0.7

YORKSHIRE WATER PLC                0.7            0.8

NORDBANKEN HOLDING AB              0.7            0.3

VIAD CORP.                         0.7            0.8

CANADIAN NATIONAL RAILWAY CO.      0.7            0.9

TOP FIVE MARKET SECTORS AS OF JANUARY 31, 1998
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE MARKET SECTORS
                                    6 MONTHS AGO

FINANCE              14.0           13.6

TECHNOLOGY           11.0           11.2

DURABLES             6.2            6.1

RETAIL & WHOLESALE   6.1            6.3

MEDIA & LEISURE      5.6            5.4

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JANUARY 31, 1998* AS OF JULY 31, 1997 **
ROW: 1, COL: 1, VALUE: 20.1
ROW: 1, COL: 2, VALUE: 0.0
ROW: 1, COL: 3, VALUE: 79.90000000000001
STOCKS 82.1%
SHORT-TERM
INVESTMENTS 17.9%
FOREIGN
INVESTMENTS 20.6%
STOCKS 79.9%
SHORT-TERM
INVESTMENTS 20.1%
FOREIGN
INVESTMENTS 22.3%
ROW: 1, COL: 1, VALUE: 17.9
ROW: 1, COL: 2, VALUE: 0.0
ROW: 1, COL: 3, VALUE: 82.09999999999999
*
**
INVESTMENTS JANUARY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 79.7%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.8%
AEROSPACE & DEFENSE - 0.4%
Allied Research Corp. (a)(d)  454,000 $ 5,107
Doncasters PLC sponsored ADR  182,900  3,967
Gulfstream Aerospace Corp. (a)  233,000  7,936
Primex Technologies, Inc. (d)  354,000  12,346
Transtechnology Corp. (d)  311,500  8,138
  37,494
DEFENSE ELECTRONICS - 0.3%
DBA Systems, Inc. (a)  67,200  525
DRS Technologies, Inc. (a)(d)  526,900  7,574
Ducommun, Inc. (a)(d)  568,500  18,512
Flir Systems, Inc. (a)(d)  464,000  8,236
  34,847
SHIP BUILDING & REPAIR - 0.1%
Fred Olsen Energy ASA (a)  75,000  1,339
Newport News Shipbuilding, Inc.   561,200  14,100
  15,439
TOTAL AEROSPACE & DEFENSE   87,780
BASIC INDUSTRIES - 3.3%
CHEMICALS & PLASTICS - 1.5%
AEP Industries, Inc. (a)  182,789  6,123
Albright & Wilson PLC  100,000  222
Aronkasei Co. Ltd.   500,000  1,516
CFC International, Inc. (a)(d)  237,000  2,577
Compass Plastics & Technologies, Inc.   65,000  418
European Colour PLC  700,000  649
Foamex International, Inc. (a)  42,600  549
Hawkins Chemicals, Inc.   36,600  366
Holliday Chemical Holdings PLC Class L  1,000,000  4,002
International Specialty Products, Inc. (a)  2,016,800  28,866
Lydall, Inc. (a)  42,100  839
Lyondell Petrochemical Co.   1,591,732  40,589
Martin Color-Fi, Inc. (a)(d)  553,000  2,454
Mining Services International Corp.   65,900  486
Mississippi Chemical Corp.   170,000  3,049
Nihon Kagaku Sangyo Co. Ltd.   200,000  591
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
CHEMICALS & PLASTICS - CONTINUED
Nippon Chemical Industrial Co. Ltd.   150,000 $ 498
Peak International, Ltd.   205,900  4,530
Quixote Corp.   384,200  3,146
Solutia, Inc.  1,000,000  27,938
Spartech Corp.  1,130,500  18,229
Sybron Chemical Industry Corp. (a)  216,800  7,534
Tokyo Printing Ink Manufacturing Co. Ltd.   200,000  488
Wardle Stroeys PLC Class L  199,900  1,453
  157,112
IRON & STEEL - 0.2%
Beltecno Corp.   70,000  268
Bunka Shutter Co. Ltd.   150,000  548
Chubu Steel Plate Co. Ltd.   900,000  1,772
Cold Metal Products, Inc. (a)(d)  495,300  2,291
Harris Steel Group, Inc. Class A  30,800  243
Japan Steel Tower Co. Ltd.   376,000  1,096
Kentucky Electric Steel, Inc. (a)(d)  252,500  1,610
Richardsons Westgarth PLC Class L  500,000  629
Roanoke Electric Steel Corp.   67,300  1,666
Samuel Manu-Tech, Inc.   500,000  8,846
Shiloh Industries, Inc. (a)  77,700  1,476
Steel of West Virginia, Inc. (a)(d)  663,000  5,304
Tadano Ltd.   25,000  83
Takigami Steel Construction Co. Ltd.   162,000  459
  26,291
METALS & MINING - 0.8%
AFC Cable Systems, Inc. (a)  460,000  13,110
Acacia Resources Ltd. (a)  1,000,000  1,337
Acier Leroux, Inc. Class B (a)  125,000  412
Acier Leroux, Inc. Class B (a)(e)  200,000  659
Beijer & Alma Industri & Handel AB  58,700  1,491
Brush Wellman, Inc.   369,800  9,083
Cable Design Technology Corp. (a)  239,400  6,658
Chase Industries, Inc. (a)(d)  469,600  10,860
Commonwealth Industries, Inc.   500,000  7,000
Draka Holding NV  50,000  2,036
Elkem ASA  100,000  1,311
Essex International, Inc.  183,300  6,049
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
METALS & MINING - CONTINUED
Fimalac SA (Fin Marc de Lacharriere)  25,000 $ 2,050
Major Drilling Group International, Inc. (a) 125,000 1,683 Metaleurop SA (a) 403,163 4,199
Metaleurop SA warrants 2/4/00 (a)  315,190  396
Nagahori Corp.   200,000  465
Nordic Aluminum OY  50,000  429
PK Cables OY  150,000  2,898
Special Metals Corp.   596,400  9,617
Superior Telecom, Inc. (a)  170,600  6,739
Toami Corp.   300,000  1,536
  90,018
PACKAGING & CONTAINERS - 0.3%
Owens-Illinois, Inc. (a)  633,900  23,058
Silgan Holdings, Inc.   213,900  5,909
  28,967
PAPER & FOREST PRODUCTS - 0.5%
ABT Building Products Corp. (a)  307,800  4,463
Clondalkin Group PLC unit  1,000,000  8,760
Enso OY Class R  1,200,000  9,749
FiberMark, Inc. (a)  144,300  3,283
Georgia Pacific Corp. (Timber Group)  173,700  4,039
Mercer International, Inc. (SBI)  82,700  682
Metsa-Serla Ltd. Class B  2,925,000  22,180
Rolland, Inc.   514,000  1,942
St. Laurent Paperboard, Inc. (e)  50,000  610
Uehara Sei Shoji Co. Ltd.   557,000  1,659
  57,367
TOTAL BASIC INDUSTRIES   359,755
CONSTRUCTION & REAL ESTATE - 4.4%
BUILDING MATERIALS - 1.9%
Aggregate Industries PLC  9,768,876  8,138
American Precision Industries, Inc. (a)  268,900  5,580
American Woodmark Corp.   235,500  4,857
Asahi Concrete Works Co. Ltd. (a)(d)  675,000  2,531
Baynes (Charles) PLC  1,000,000  1,388
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
BUILDING MATERIALS - CONTINUED
Brampton Brick Ltd. Class A (a)  300,000 $ 1,103
Centex Construction Products, Inc.   807,300  24,824
Chart Industries, Inc. (d)  842,950  18,123
Coltec Industries, Inc. (a)  788,200  18,424
Devcon International Corp. (a)  217,700  952
Domco, Inc. (a)  725,000  9,215
Domco, Inc. warrants 11/6/98 (a)  175,000  842
Drew Industries, Inc. (a)(d)  1,070,800  13,385
Ebata Corp.   1,000  2
Emco Ltd. (a)  375,000  4,019
Engineered Support Systems, Inc. (d)  237,000  3,718
Florida Rock Industries, Inc.   7,100  153
Giant Cement Holding, Inc. (d)  540,700  11,963
Hibiya Engineering Ltd.   1,176,000  6,698
Ibstock Johnsen PLC  250,000  204
Kaynar Technologies, Inc.   97,700  2,613
Kingspan Group PLC  100,000  376
Kondotec, Inc.   250,000  1,375
Kyushu Fujisash Co. Ltd.   21,000  55
Lemarne Corp. Ltd.   50,000  97
Mark IV Industries, Inc. (a)  2,178,280  46,152
Matsuo Bridge Co. Ltd.   500,000  981
Norcros PLC Class L  50,000  54
Nichiha Corp.   250,000  1,969
Patrick Industries, Inc. (d)  450,000  6,863
Polynorm NV Ord.   25,000  2,394
Polypipe PLC  1,100,000  3,198
Raytech Corp. (a)(d)  327,800  1,782
Sherwin-Williams Co.   175,000  4,988
Velan, Inc. (sub-vtg.) (a)(e)  118,900  2,042
Yips Hang Cheung Holdings Ltd.   800,000  37
  211,095
CONSTRUCTION - 2.0%
Aoki Marine Co. Ltd. (a)  158,000  361
Amec PLC Ord.   1,250,000  2,471
Beazer Homes USA, Inc. (a)  184,700  3,959
Bouygues Offshore SA sponsored ADR  520,000  9,912
Capital Pacific Holdings, Inc. (a)  35,600  87
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
CONSTRUCTION - CONTINUED
AAF Industries PLC (a)(d)  1,250,000 $ 449
Cavalier Homes, Inc.   566,440  6,231
Clayton Homes, Inc.   845,200  14,157
Crossman Communities, Inc. (a)(d)  1,080,900  25,401
Dominion Homes, Inc. (a)(d)  373,500  4,062
Engle Homes, Inc. (d)  800,000  11,550
Jacobs Engineering Group, Inc. (a)  517,000  13,927
Kaneshita Construction Co. Ltd. Ord.   214,000  1,362
M/I Schottenstein Homes, Inc. (a)(d)  880,000  18,700
Matsui Construction Co. Ltd.   400,000  1,229
McAlpine (Alfred) Ord.   40,000  93
Monaco Coach Corp. (a)(d)  371,900  12,040
NCI Building Systems, Inc. (a)  165,000  5,827
Oakwood Homes Corp.   175,000  6,289
Oriole Homes Corp. (a):
 Class A  91,000  432Class B (d)  276,800  1,142
Redrow Group PLC Class L  25,000  62
Robertson Ceco Corp. (a)  565,800  4,809
Royal Lepage Ltd. (a)  150,000  319
Schult Homes Corp. (d)  435,920  9,645
Selmer AS  50,000  494
Sekisui House Hokuriku Ltd.   11,000  55
Southern Energy Homes, Inc. (a)(d)  1,306,900  11,762
Space Co. Ltd.   38,400  139
Swan Hill Group PLC  2,000,000  2,581
Takada Kiko Co. Ltd.   664,000  2,641
Technip SA (e)  50,000  5,192
Tay Homes PLC (d)  2,900,000  5,969
U.S. Home Corp. (a)(d)  600,645  22,787
Volker Wessels Stevin NV  200,000  6,429
Washington Homes, Inc. (a)(d)  501,400  1,880
Yokogawa Bridge Works  856,000  2,731
Yokogawa Construction Co. Ltd.   76,800  354
Yit-Yhtymae OY  125,000  1,433
  218,963
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
ENGINEERING - 0.3%
Ataka Construction & Engineering Co. Ltd.   25,000 $ 98
Dai-Dan Co. Ltd.   150,000  1,029
EIS Group PLC ORD  250,000  1,295
Hoan Kogyo Co. Ltd.   402,000  1,159
Kawasaki Setsubi Kogyo Co. Ltd.   155,000  482
MYR Group, Inc. (d)  532,666  6,392
Metalrax Group PLC Class L  1,700,000  2,499
Ohba Co. Ltd.   66,000  276
Sanyo Engineering & Construction Co.   550,000  2,599
Sanshin Corp.   250,000  593
Taihei Dengyo Kaisha Ltd.   150,000  605
URS Corp. (a)(d)  1,034,378  13,899
  30,926
REAL ESTATE - 0.1%
Chuo Warehouse Co. Ltd.   86,000  454
Echelon International Corp. (a)  302,300  6,292
FRM Nexus, Inc. (a)(d)  104,433  313
Hambro Countrywide PLC Class L  150,000  299
Kennedy-Wilson, Inc. (a)(d)  124,200  2,236
Meiwa Estate Co. Ltd.   50,000  512
Nagawa Co. Ltd.   423,000  1,999
  12,105
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Banyan Strategic Land Trust (SBI)(d)  991,750  5,641
TOTAL CONSTRUCTION & REAL ESTATE   478,730
DURABLES - 6.2%
AUTOS, TIRES, & ACCESSORIES - 2.5%
Autocam Corp. (d)  592,181  8,365
AutoZone, Inc. (a)  1,846,700  50,669
Aviation Sales Co. (a)  140,600  5,264
Breed Technologies, Inc.   139,700  2,523
Castle Energy Corp. (d)  988,750  13,225
Collins Industries, Inc.   170,600  1,173
Cook (D.C.) Holdings PLC (d)  2,300,000  1,390
Dagenham Motors Group PLC Class L  200,000  337
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
AUTOS, TIRES, & ACCESSORIES - CONTINUED
Dennis Group PLC  625,000 $ 2,797
Durakon Industries, Inc. (a)(d)  651,800  5,214
Excel Industries, Inc.   282,900  5,004
Federal Screw Works (d)  108,800  5,984
Federal Signal Co.   117,800  2,643
Gentex Corp. (a)  174,600  5,456
Global Motorsport Group, Inc. (a)(d)  526,100  6,576
Hahn Automotive Warehouse, Inc.  173,585  1,020
Intermet Corp.   675,500  11,230
Keiiyu Co. Ltd.   18,300  101
Kwik-Fit Holdings PLC Class L  400,000  2,401
Koito Industries Ltd.   1,044,000  4,227
Mayflower Corp.   50,000  138
Mercury Air Group (d)  593,740  3,600
Meritor Automotive, Inc.   27,300  625
Monro Muffler Brake, Inc. (d)  578,119  8,383
Murakami Corp.   538,000  2,670
Nissin Shoji Co. Ltd.   175,000  1,205
Owari Precise Products Co. Ltd.   50,000  108
Peugeot SA Ord. (a)  20,000  2,621
Quicks Group PLC  600,000  1,176
Rocla OY (a)  100,000  937
Strattec Security Corp. (a)  120,700  3,304
Superior Industries International, Inc.   458,000  12,080
Sylea SA  25,800  2,502
TBC Corp. (a)(d)  1,959,700  17,882
Tachi-S Co. Ltd.   400,000  2,344
Tochigi-Fuji Sangyo Co. Ltd.   532,000  1,488
Transpro, Inc. (d)  660,925  5,411
Travel Ports of America (a)  209,270  824
Uni Select, Inc. (d)  620,800  9,383
World Fuel Services Corp. (d)  1,216,206  24,172
Wynn's International, Inc. (d)  1,759,187  40,132
  276,584
CONSUMER DURABLES - 0.5%
Aristocrat Leisure Ltd.   617,000  1,417
Asko Class A  650,000  11,512
Beijer AG (G&L), Series B  100,000  1,338
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
CONSUMER DURABLES - CONTINUED
Carclo Engineering Group PLC  350,000 $ 1,184
Libbey, Inc.   800,000  27,850
Lifetime Hoan Corp.   221,400  2,186
Mikasa, Inc.   511,000  7,026
Portmeirion Potteries Holdings PLC Class L  125,000  470
Sankyo Co. Ltd. (Gunma)  200,000  3,970
  56,953
CONSUMER ELECTRONICS - 0.4%
Fossil, Inc. (a)(d)  1,000,000  24,187
Koss Corp. (a)(d)  200,000  2,150
LG Electronics, Inc. GDR (non-vtg)  371,200  668
Movado Group, Inc. (d)  746,312  16,046
Tulikivi OY Series A  35,000  645
  43,696
HOME FURNISHINGS - 0.9%
BMTC Group, Inc. Class A (sub-vtg.) (d)  375,000  4,251
Beter Bed Holding NV  100,000  2,182
Bush Industries, Inc. Class A (d)  856,400  22,159
Carpetright PLC  570,000  4,330
Chromcraft Revington, Inc. (a)  100,800  2,911
Dorel Industries, Inc. (a)(e):
 Class B (sub-vtg.) (d)  570,900  13,336
 Class A (multi-vtg.)  125,000  2,838
Ladd Furniture, Inc. (a)(d)  437,900  6,404
Nakayanafuku Co. Ltd.   54,800  173
Nippon Filing Co. Ltd.   90,000  456
Rosebys PLC Class L  500,000  2,532
Rowe Furniture Corp.   63,800  526
Samas-Groep NV  25,000  1,224
Shelby Williams Industries, Inc. (d)  478,200  7,561
Stanley Furniture Co, Inc. (a)(d)  297,600  9,188
Toso Co. Ltd.   279,000  1,319
Winsloew Furniture, Inc. (a)(d)  729,400  14,132
  95,522
TEXTILES & APPAREL - 1.9%
American Materials and Technologies Corp. (The) (a)  70,000  136
Carli Gry International AS (Reg.)  100,000  5,868
Carli Gry International AS (Reg.) (e)  41,500  2,435
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
TEXTILES & APPAREL - CONTINUED
Black (Peter) Holdings PLC  75,000 $ 497
Berisford (S.W.) PLC  1,000,000  3,071
Boss (Hugo) AG  1,500  1,960
ChemFab Corp. (a)  35,800  727
Concord Fabrics, Inc. (a)(d):
 Class A  167,100  1,462
 Class B  112,700  972
Conso Products Co. (a)(d)  748,050  5,517
Consoltex Group, Inc. (sub-vtg.) (a)  325,000  815
Crown Crafts, Inc.   311,300  5,428
Culp, Inc.   320,800  6,416
Decorator Industries, Inc. (d)  302,332  2,721
Dewhirst (IJ) Group PLC Ord.   3,500,000  13,436
Dixie Group, Inc. (a)  341,500  3,842
Dyersburg Corp. (d)  1,152,500  11,885
Fila Holding Spa sponsored ADR  385,600  8,170
Galey & Lord, Inc. (a)  415,000  6,614
Gamma Holding  10,000  499
Guilford Mills, Inc.   220,000  5,830
Hampshire Group Ltd. (a)(d)  300,700  5,187
Intimate Brands, Inc. Class A  747,500  18,921
JLM Couture, Inc. (a)(d)  181,500  760
Lassila & Tikahoja OY  300,000  7,827
Nautica Enterprises, Inc. (a)  1,615,100  45,223
Novel Denim Holdings Ltd.   54,500  1,090
PCA Corp.   8,000  102
Supreme International Corp. (a)  307,900  3,194
Tandy Brands Accessories, Inc. (a)(d)  484,800  8,484
Tommy Hilfiger (a)  235,000  10,237
Tropical Sportswear International Corp. (a)  247,500  2,753
Tultex Corp. (a)  532,500  1,997
Worldtex Corp. (a)(d)  1,351,800  10,139
  204,215
TOTAL DURABLES   676,970
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - 2.1%
ENERGY SERVICES - 1.0%
Akita Drilling Ltd. Class A (non-vtg.)  850,000 $ 6,132
Artisan Corp.   50,000  344
Aztec Manufacturing Co. (d)  560,500  7,216
Carbo Ceramics, Inc.   601,200  16,984
Computalog Ltd. (a)  275,000  3,864
Dawson Geophysical Co.   50,000  788
Discoverer ASA (a)  50,000  1,910
Lufkin Industries, Inc.   216,000  6,588
Pe Ben Oilfield Services Ltd. (a)(d)  303,300  948
Petroleum Helicopters, Inc. (d)  204,100  4,184
Petroleum Helicopters, Inc. (non-vtg.)  299,500  5,990
Petrolia Drilling ASA (a)  200,000  922
Powell Industries, Inc. (a)(d)  1,063,500  13,958
RPC Energy Services, Inc. (d)  2,771,800  37,073
Superior Energy Services, Inc. (a)  659,800  5,278
  112,179
OIL & GAS - 1.1%
Adams Resources and Energy, Inc. (d)  211,100  2,665
Australian Oil & Gas Corp. Ltd. (d)  3,706,000  4,269
Beau Canada Exploration Ltd. (a)  50,000  89
CEC Resources Ltd. (a)(d)  113,930  598
Cabot Oil & Gas Corp. Class A  118,100  2,340
Columbus Energy Corp. (a)(d)  390,382  3,367
Crown Central Petroleum Corp. Class A (a)(d)  510,000  10,551
Destiny Resource Services Corp. (a)  25,000  46
ENEX Resources Corp. (d)  144,300  1,587
Fletcher Challenge Ltd. (Energy Division)  1,500,000  5,594
Foremost Industries, Inc. (a)(d)  472,500  3,733
Giant Industries, Inc. (a)  189,500  3,222
Golden Triangle Industries, Inc. (a)  4,000  55
Hallwood Consolidated Resources Corp. (a)  107,850  1,887
Holly Corp.   110,800  2,895
Hokuriku Gas Co.   671,000  1,427
Markwest Hydrocarbon, Inc. (a)(d)  426,500  8,530
Maynard Oil Co. (a)  242,100  2,421
Novus Petroleum Ltd.   2,002,542  5,354
Penn West Petroleum Ltd. (a)  354,900  3,767
Petro-Canada  246,000  4,377
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Petroleum Development Corp. (a)(d)  1,430,000 $ 7,597
Premier Oil PLC  12,750,000  9,997
Santa Fe Energy Resources, Inc.   199,000  2,090
Swift Energy Co. (a)(d)  1,499,350  26,988
Torch Energy Royalty Trust unit  425,200  2,976
Ulster Petroleums Ltd. (a)(e)  100,000  855
  119,277
TOTAL ENERGY   231,456
FINANCE - 13.9%
BANKS - 5.4%
Allied Irish Banks PLC (a)  50,000  527
Anglo-Irish Bank Corp. PLC  250,000  519
Banca Popolare di Milano   900,000  7,389
Bank Austria AG (a)  75,000  2,691
Bank of Ireland, Inc.   151,088  2,352
Bank of Montreal  1,000,000  46,099
Bank of The Ozarks, Inc.   114,100  2,902
Bank of Scotland  200,000  2,071
Bergensbanken ASA (d)  800,000  7,483
Bergensbanken ASA rights 2/27/98 (a)  800,000  74
CNB Financial Corp.  4,900  154
Canadian Western Bank  430,000  6,100
Cathay Bancorp, Inc.   183,800  6,490
Den Danske Bank Group AS  175,000  23,349
Dexia France  11,969  1,422
Den Norske Bank AS Class A Free shares  5,000,000  21,870
Den Norske Bank AS (e)  900,000  3,937
FPB Bank Holding Co. Ltd.   1,500,000  175
Firstbank Puerto Rico (d)  1,500,000  51,281
Fokus Bank AS  1,500,000  12,252
GBC Bancorp California (d)  501,700  28,848
Gronlandsbanken AS  20,000  565
Jyske Bank AS (Reg.)  225,000  26,953
Laurentian Bank  794,500  15,093
MIDT Bank A/S (a)  8,550  304
National Bank of Canada  3,894,100  60,463
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
BANKS - CONTINUED
Nordvestbank (Reg.)  4,500 $ 505
Nordlandsbanken AS  200,000  4,980
Nordbanken Holding AB  13,766,000  76,882
Okobank Class A  278,000  4,517
Providian Financial Corp.   436,700  21,344
Ringkjobing Bank  6,000  1,300
Societe Generale Class A  125,000  16,220
SouthTrust Corp.   750,000  42,328
Spar Nord Holding  50,035  2,870
Sparebanken Norway primary shares certificates 675,000 23,033 Sparebanken More 24,286 624
Sparebanken Rogala Capital certificates  10,000  312
Sparebanken Rana Grunnfondsbevis (d)  30,000  605
Sterling Bancorp  250,500  5,949
Sumitomo Bank California  343,500  15,715
Summit Holdings Southeast, Inc. (d)  300,000  6,938
Svenska Handelsbanken  400,000  14,622
Syd-Sonderjylland Holding  360,000  20,039
Wing Hang Bank Ltd.   250,000  365
  590,511
CREDIT & OTHER FINANCE - 1.1%
Amagerbanken AS (a)  28,600  1,387
Amagerbanken AS (New)  6,250  278
Amtsspar Fyn Holding AS  25,000  1,879
CIT Group, Inc. Class A  253,200  7,612
Compagnie Financiere de Credit Industriel et Commercial SA  50,000
3,945
Connor Clark Ltd., Class A (non-vtg.)  525,075  3,156
Connor Clark Ltd., Class A (non-vtg.) (e)  189,125  1,137
Credia Co. Ltd.   213,700  3,384
Doral Financial Corp. (d)  934,500  22,662
Equitilink Ltd.   1,000,000  418
FIH AS Class B (d)  900,000  26,727
Firstcity Financial Corp. (a)  55,000  1,561
Intrum Justitia NV (Reg.)  1,900,000  3,476
JCG Holdings Ltd.   7,104,000  1,906
Life Financial Corp.   82,900  912
Money Store, Inc. (The)  305,000  5,833
New Century Financial Corp.   113,300  963
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Nissin Co. Ltd.   126,800 $ 2,877
Paragon Group of Companies PLC Class L  1,250,000  4,104
Perpetual PLC  160,000  7,684
Proudfoot PLC (a)  100,000  58
Surrey Metro Savings Credit Union (non-vtg.)  560,000  4,501
Takefuji Corp.   50,000  2,536
WSFS Financial Corp. (a)  573,500  11,470
  120,466
INSURANCE - 6.4%
Allmerica Financial Corp.   296,000  15,577
Amerus Life Holdings, Inc.   823,332  28,302
Assurances Banque Populaire SA  3,597  391
Blanch E.W. Holdings, Inc.   500,000  16,875
Centris Group, Inc.   253,000  5,566
Citizens Corp.   207,300  5,662
Commerce Group, Inc.   1,282,200  41,752
Cotton State Life & Health Insurance Co.   249,450  3,898
Desjardins-Laurentian Financial Corp. Class A (sub-vtg.)  200,100
2,543
FBL Financial Group, Inc. Class A  121,000  4,757
FPIC Insurance Group, Inc. (a)  208,300  5,416
FairFax Financial Holdings Ltd. rights 12/31/07 (a) 1,117,900 838 Farm Family Holdings, Inc. (a)(d) 525,300 16,810
Financial Industries Corp. (a)  132,700  2,521
First Central Financial Corp. (d)  420,500  8
Fishers International PLC  200,000  72
Fremont General Corp.   900,000  45,731
Frontier Insurance Group, Inc.  25,000  597
Gainsco, Inc. (d)   1,123,800  8,990
HCC Insurance Holdings Inc.   568,200  10,583
Hambro Insurance Services Group PLC Class A  300,000  505
Healthcare Recoveries, Inc.   200,000  4,275
Hogg Robinson Group  100,000  433
Independence Holding Co.   118,500  1,407
Independent Insurance PLC  75,000  1,415
Intercontinental Life Corp. (a)(d)  432,700  8,979
Investors Title Co.   82,000  2,070
IPC Holdings Ltd. (a)  822,500  24,572
Lambert Fenchurch Group PLC  1,350,000  2,343
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - CONTINUED
Lasalle Re Holdings Ltd. (d)  1,458,000 $ 49,390
Life USA Holding, Inc. (a)(d)  2,079,300  33,269
MMI Companies, Inc. (d)  1,402,649  34,277
Mobile America Corp.  252,800  3,508
NY Magic, Inc.   149,000  4,097
National Mutual Asia Ltd.   500,000  420
National Western Life Insurance Co. Class A (a) 153,100 14,889 Navigators Group, Inc. (a) 55,000 962
New Capital Reinsurance Corp. Holdings Ltd. (a)  150,000  252
PXRE Corp. (d)  725,063  24,562
Paula Financial (a)  57,100  1,356
Pembridge, Inc. (a)  500,000  6,905
Penn-America Group, Inc.   180,350  3,562
Philadelphia Consolidated Holding Corp. (a)  508,300  9,658
Protective Life Corp.   638,000  40,074
Renaissance Re Holdings Ltd.   588,100  24,553
SCPIE Holdings, Inc. (d)  762,300  21,726
Seibels Bruce Group, Inc. (a)  227,500  1,621
Stewart Information Services Corp. (d)  580,100  17,330
Stirling Cooke Brown Holdings Ltd.   304,500  7,536
Symons International Group, Inc. (a)  367,900  6,714
Terra Nova Holdings Ltd. (d)  1,427,200  36,037
Titan Holdings, Inc.   385,972  8,773
UICI  (a)(d)  2,400,000  78,450
Unico America Corporation (d)  344,000  4,128
  696,937
SAVINGS & LOANS - 0.8%
Bank United Corp. Class A  227,500  9,399
Crazy Woman Creek Bancorp., Inc.   30,000  476
Dime Financial Corp. (a)  249,800  7,213
First Home Bancorp., Inc.  86,666  2,557
Home Port Bancorp., Inc.   60,200  1,437
Independence Federal Savings Bank (d)  114,000  1,853
Iroquois Bancorp., Inc.   109,400  2,735
ML Bancorp, Inc.   357,700  10,507
Poncebank (d)  359,800  8,230
Washington Federal, Inc.   1,370,500  40,430
  84,837
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
SECURITIES INDUSTRY - 0.2%
Charles JW Financial Services, Inc. (a)  183,234 $ 2,268
Daiko Shoken Business Co.   100,000  473
Globaly, Corp.   152,000  754
Harvey Norman Holdings Ltd.   400,000  1,700
London Pacific Group Ltd.   3,400,000  9,608
MFC Bancorp Ltd.   300,200  3,284
Nac Co. Ltd.   61,100  529
Norvestia OY Class B (d)  246,000  4,175
  22,791
TOTAL FINANCE   1,515,542
HEALTH - 5.6%
DRUGS & PHARMACEUTICALS - 0.9%
Apothekers Cooperatie OPG  30,000  967
Astra AB sponsored ADR Series A  500,000  9,063
Fuji Pharmaceutical Co. Ltd.   200,000  630
Herbalife International, Inc.:
 Class A (d)  895,966  21,951
 Class B (non-vtg)  1,521,933  33,102
Hoshi Ito Co. Ltd.   126,000  491
Nature's Sunshine Products, Inc.   658,400  17,448
Riken Vitamin Oil Co. Ltd.   644,000  4,768
Technilab Pharma, Inc. (a)(e)  240,100  1,320
Twinlab Corp. (a)  227,900  6,267
  96,007
MEDICAL EQUIPMENT & SUPPLIES - 2.8%
ADAC Laboratories (a)  889,000  18,780
Allegiance Corp.   318,700  10,218
Ballard Medical Products (d)  2,668,600  67,049
Biomet, Inc.   2,800,000  80,150
Cardiovascular Dynamics, Inc. (a)  73,000  310
Conmed Corp. (a)  43,000  938
Depuy, Inc.   547,800  14,859
Dianon Systems, Inc. (a)  160,500  1,465
Exactech, Inc. (a)  28,800  151
Focal, Inc.   100,000  1,425
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - CONTINUED
Getz Bros Co. Ltd., Japan  40,500 $ 203
HPSC, Inc. (a)(d)  315,000  1,693
ICU Medical, Inc. (a)  17,500  227
Invacare Corp.   232,900  4,658
Japan Engineering Consultants Co. Ltd.   239,000  734
Laser Industries Ltd. Ord. (a)(d)  824,100  22,560
Medstone International, Inc. (a)(d)  561,200  5,612
OEC Medical Systems, Inc. (a)(d)  1,122,000  24,824
Ocular Sciences, Inc.   242,500  6,457
Orthofix International (a)(d)  784,100  9,605
Oxford Instruments PLC  237,200  1,131
Respironics, Inc. (a)  500,000  11,500
Seton Healthcare Group PLC  25,000  216
Sofamor/Danek Group, Inc. (a)  200,300  12,544
Utah Medical Products, Inc. (a)(d)  838,000  6,128
  303,437
MEDICAL FACILITIES MANAGEMENT - 1.9%
Advocat, Inc. (a)  251,400  2,090
Chronimed, Inc. (a)  327,500  3,643
Clinic Holdings Ltd.   502,174  214
Community Hospitals Group PLC Class L  300,000  1,926
Compdent Corp. (a)(d)  668,100  7,767
Corvel Corp. (a)  119,700  4,451
Cryolife, Inc. (a)  200,600  3,185
Foundation Health Systems, Inc. Class A (a)  175,800  4,560
Horizon Health Corp. (a)  197,550  4,198
Laboratory Specialists America, Inc. (a)(d)  331,100  1,697
Quest Diagnostics, Inc. (a)(d)  1,926,975  32,036
Quorum Health Group, Inc. (a)  482,100  12,052
Ramsay Health Care, Inc. (a)  195,000  682
Ramsay Managed Care Ltd.   1,198,300  1,725
Rehabcare Corp. (a)(d)  522,093  12,465
Res-Care, Inc. (a)(d)  900,000  25,931
Safeguard Health Enterprises, Inc. (a)(d)  367,700  3,034
Sonic Healthcare Ltd. (a)  150,000  185
Syncor International Corp. (a)  304,000  4,408
Trigon Healthcare, Inc.   485,900  12,087
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - CONTINUED
United America Healthcare Corp. (a)  294,000 $ 772
Universal Health Services, Inc. Class B (a)  1,500,000  69,937
  209,045
TOTAL HEALTH   608,489
HOLDING COMPANIES - 0.8%
DCC PLC  2,650,000  18,397
Fonciere Financiere et Part SA  25,000  1,186
Hunting Group PLC  1,283,100  4,506
Lagardere S.C.A. (Reg.)  150,000  5,306
Marine Wendel SA  74,976  9,179
Perry Group  550,000  1,514
Siparex (Societe de Particiations dans les Enterprises
Regionales en Expansion)  80,849  1,661
Union Assurancesfederale SA  300,088  39,673
VT Holding AS Class B  50,000  1,829
  83,251
INDUSTRIAL MACHINERY & EQUIPMENT - 4.6%
ELECTRICAL EQUIPMENT - 1.8%
Alcatel Alsthom Compagnie Generale d'Electricite
SA sponsored ADR  250,000  6,516
Alpine Oil Services Corp. (a)  600,000  478
Aichi Electric Co. Ltd.   452,000  961
American Power Conversion Corp. (a)  1,000,000  26,187
BMC Industries, Inc.   515,000  8,369
Bairnco Corp. (d)  900,900  9,178
Blick PLC Class L  600,000  2,960
C&D Technologies, Inc.   37,400  1,828
Chase Corp.   183,600  2,662
Cherry Corp. Class A (a)  158,100  2,411
Choride Group PLC  400,000  278
Cobra Electronics Corp. (a)(d)  524,700  3,706
Communications Systems, Inc. (d)  658,500  11,853
Delco Remy International, Inc. Class A  425,000  5,366
Denyo Co. Ltd.   278,000  1,673
Emcee Broadcast Products, Inc. (a)  178,500  547
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
ELECTRICAL EQUIPMENT - CONTINUED
Electro Rent Corp. (a)  90,000 $ 3,465
Fuji Heavy Industries Ltd.  200,000  740
Genlyte Group, Inc. (a)  308,900  5,483
Glenayre Technologies, Inc. (a)  110,000  1,451
Holophane Corp. (a)  338,900  8,091
Hughes Supply, Inc.   788,900  25,738
IEC Electronics Corp. (a)(d)  624,400  7,961
Inaba Denkisangyo Co. Ltd.   600,000  6,617
Noma Industries Ltd. Class A (e)  350,000  1,527
NovAtel, Inc.   175,000  1,269
QPL International Ltd. Ord.   1,000,000  339
Rofin Sinar Technologies, Inc. (a)  162,600  2,053
Siebe, PLC  350,000  5,974
Twentsche Kabel Holding NV  25,704  1,240
Valley Forge Corp. (d)  405,000  5,467
Vertex Communications Corp. (a)(d)  508,700  12,527
Woodhead Industries, Inc. (d)  539,000  9,971
Yaesu Musen Co. Ltd.   75,000  467
Yurtec Corp.   1,073,000  7,353
  192,706
INDUSTRIAL MACHINERY & EQUIPMENT - 2.7%
AG Associates, Inc. (a)  147,900  592
Amadasonoike Co. Ltd.   200,000  567
Astec Industries, Inc. (a)  90,000  1,462
AVTEAM, Inc. Class A (a)  100,000  975
Baldwin Technology, Inc. Class A (a)  285,900  1,412
Brammer PLC Class L  50,000  464
CPAC, Inc. (a)(d)  733,800  7,384
Columbus McKinnon Corp.  311,100  7,078
Control Devices, Inc. (a)  266,666  3,800
DT Industries, Inc. (d)  600,000  21,375
Domnick Hunter Group PLC Class L (a)  65,000  322
Fansteel Inc. (a)(d)  859,900  6,879
Fuji Oozx, Inc.   160,000  367
Fukushima Industries Corp.   25,000  207
Gardner Denver Machinery, Inc. (a)  711,500  15,208
Gehl Co. (a)(d)  608,900  11,645
Glory Ltd.   13,000  221
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
Hallmark Technologies, Inc. (a)  39,200 $ 350
Hardinge, Inc.   314,300  10,372
IDEX Corp.   1,283,600  43,001
Kaydon Corp.   780,000  27,056
KCI (Konecranes International)  114,000  3,911
KCI (Konecranes International) (e)  118,000  4,048
Laperriere & Verreault Inc.   50,000  163
Lawson Products, Inc.   310,300  9,309
Linx Printing Technology  100,000  229
Makino Milling Machine Co. Ltd.   25,000  173
Mars Engineering Corp.   58,600  452
Mettler-Toledo International, Inc.   75,000  1,350
New Holland NV  1,386,500  34,922
Oilgear Co.   37,800  510
P&F Industries, Inc. Class A (a)  97,000  679
Powerscreen International PLC  3,500,000  14,808
Rauma OY  150,000  2,221
Regal-Beloit Corp.   806,000  24,331
Sansei Transport  721,000  2,527
Shin Nippon Machinery Co. Ltd.   445,000  789
Specialty Equipment Companies, Inc. (a)  548,000  9,316
Speizman Industries, Inc. (a)(d)  250,000  1,375
T B Wood's Corp. (d)  419,400  8,676
Trident International, Inc. (a)  70,000  1,006
Twin Disc, Inc. (d)  282,600  8,814
Wakita & Co. Ltd.  545,000  3,288
  293,634
POLLUTION CONTROL - 0.1%
Met-Pro Corp.   193,500  2,999
NSC Corp. (d)  550,400  1,101
TETRA Technologies, Inc. (a)  165,500  3,538
Weston (Roy F.), Inc. Class A (a)(d)  393,800  1,280
  8,918
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   495,258
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - 5.6%
BROADCASTING - 0.8%
Ackerley Communications, Inc.   43,800 $ 714
Advanced Communication Systems, Inc.   63,000  594
Canwest Global Communications Corp.:
 (sub-vtg.)  1,400,006  22,074
 (non-vtg.)  111,000  1,746
Capital Radio PLC  400,000  3,600
Cogeco, Inc. (d)  1,388,800  11,450
Cogeco Cable, Inc. (d)  794,400  7,341
Matav-Cable System Media Ltd. sponsored ADR (a)  276,500  4,735
Moffat Communications Ltd.   925,000  10,073
Prime Television Ltd.   1,501,767  3,243
P4 Radio Hele Norge SA  100,000  751
Radiomutuel, Inc. Class A  350,000  2,405
Radio Pacific  300,000  657
Scottish Radio Holdings, Inc.   200,000  1,281
Scottish Television PLC  275,000  2,920
Southern Cross Broadcasting Australia Ltd.   375,742  1,739
TCA Cable TV, Inc.   185,000  8,649
Tele-Metropole, Inc. Class B (a)  339,000  7,395
  91,367
ENTERTAINMENT - 1.2%
Airtours PLC  300,000  2,073
Alliance Communications Corp. Class B (non-vtg.) (a) 221,500 2,663 Alliance Communications Corp. Class B (non-vtg.) (a)(e) 157,200
1,890
Broendby IF, Class B  5,000  323
Compagnie des Alpes  25,000  652
European Leisure PLC  550,000  1,150
Granada Group PLC  100,000  1,573
Harveys Casino Resorts  140,500  3,188
King World Productions, Inc. (d)  1,853,400  109,698
Scientific Games Holdings Corp. (a)  211,100  4,169
Shingakukai Co. Ltd.   83,000  395
Sydney Aquarium Ltd.   59,450  146
Television & Media Services Ltd.   1,750,000  1,728
Vaughns, Inc. (a)  201,100  1,207
  130,855
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 0.0%
Hamleys PLC  150,000 $ 632
Swing-n-Slide Corp. (a)  252,515  1,010
  1,642
LODGING & GAMING - 0.4%
Choice Hotels Skandanavia ASA (a)  25,000  73
Jurys Hotel Group PLC  618,400  4,091
La Quinta Motor Inns, Inc.   250,000  5,328
Millennium & Copthorne Hotels PLC  150,000  1,103
Rio Hotel & Casino, Inc. (a)  123,100  3,170
Riviera Holdings Corp. (a)  147,200  2,153
Ryan Hotels Ltd. (d)  4,912,979  5,497
Sholodge, Inc. (a)  312,700  3,752
Scandic Hotels AB (a)(e)  100,000  2,515
Sun International Hotels Ltd. Ord. (a)  188,600  7,214
WMS Industries, Inc.   169,900  4,152
  39,048
PUBLISHING - 1.7%
Adscene Group PLC Class L  500,000  1,225
A-Pressen AS, Series A  75,000  1,433
Asia Securities Printing Co. Ltd.   25,000  246
Bemrose  125,000  915
CMP Media, Inc. Class A  79,200  1,356
Creative Publishing PLC (a)  1,400,000  3,773
Dun & Bradstreet Corp.   2,000,000  63,750
Fine Art Developments PLC Class L  1,400,000  4,117
International Business Communications Holdings PLC Class L  1,100,000
6,828
Ilkka OY II  10,000  298
Independent Newspapers PLC  250,000  1,572
Johnston Press PLC  800,000  2,725
Journal Register Co.   1,077,100  21,205
Kauppakaari OY  75,000  1,205
Roto Smeets De Boer NV  65,000  2,490
Schibsted AS, Series B  475,000  7,760
Sterling Publishing Group PLC Class L (a)  1,000,000  294
Talentum OY Class B (d)  500,000  7,222
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
PUBLISHING - CONTINUED
VLT AB Class B  55,500 $ 1,163
WSOY (Werner Soderstrom Osakeyhtio) Class B (d)  750,000  33,446
World Color Press, Inc. (a)  704,800  19,382
  182,405
RESTAURANTS - 1.5%
Applebee's International, Inc.   125,000  2,117
ARK Restaurants Corp. (a)(d)  200,000  2,525
Benihana, Inc. (a)(d)  362,500  4,486
Benihana, Inc. Class A (a)  244,800  2,938
Bertucci's, Inc. (a)(d)  500,400  3,034
Break For The Border Group PLC Class L  812,500  690
Consolidated Products, Inc. (a)(d)  1,050,225  16,804
Cooker Restaurant Corp.   80,600  720
Elxsi Corp. (a)(d)  286,000  3,039
Flanigans Enterprises, Inc. (a)(d)  90,700  657
IHOP Corp. (a)(d)  712,500  25,472
Logan's Roadhouse, Inc. (a)  120,800  2,205
M Corp, Inc. (d)  272,500  328
Morton's Restaurant Group, Inc. (a)  144,300  2,841
Nathans Famous, Inc. (a)(d)  350,500  1,314
Restaurant Brands NZ Ltd.   1,942,000  1,703
Ryan's Family Steak Houses, Inc. (a)  535,000  4,447
Sbarro, Inc.   119,000  3,488
Sonic Corp. (a)(d)  1,290,000  36,442
Tricon Global Restaurants, Inc.   1,200,000  32,700
Wendy's International, Inc.   750,000  16,734
Yoshinoya D&C Co. Ltd. Ord.   25  236
  164,920
TOTAL MEDIA & LEISURE   610,237
NONDURABLES - 4.5%
AGRICULTURE - 0.2%
Fresh Del Monte Produce, Inc.   400,000  5,400
IAWS Group PLC  1,504,300  5,251
IAWS Group PLC Class A (Reg.)  342,400  1,174
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
AGRICULTURE - CONTINUED
Nutreco Holding NV (a)  125,000 $ 3,388
Sylvan Foods Holdings, Inc. (a)(d)  619,400  7,626
  22,839
BEVERAGES - 0.1%
Aquapenn Spring Water, Inc.   278,100  3,615
Andres Wines Ltd. Class A  75,000  1,262
Shikoku Coca-Cola Bottling Co., Ltd.   53,600  562
Todhunter International, Inc. (d)  261,000  2,577
  8,016
FOODS - 0.5%
Benson's Crisps PLC  1,900,000  1,257
Corn Products International, Inc.   279,200  8,934
Crean Ltd. (James)  50,000  106
Devro PLC  200,000  1,290
Fujicco Co. Ltd.   50,000  473
Hazlewood Foods PLC Ord.   350,000  1,052
Imperial Holly Corp.   276,764  2,387
Keebler Foods Co.   13,200  363
Laennen Tehtaat OY  50,000  686
Man (E D & F) Group PLC  750,000  3,124
Perkins Foods PLC  2,700,400  4,676
Riviana Foods, Inc.   713,700  14,631
Robert Wiseman Dairies PLC Class L  300,000  1,093
Raisio Group PLC  65,108  10,462
Saputo Group, Inc. (a)(e)  20,000  361
Sardus AB (a)  164,200  1,437
Shoei Foods Corp.   200,000  662
Smucker (J.M.) Co.   22,200  569
Super Coffeemix Manufacturing Ltd.   55,000  10
Thorn Apple Valley, Inc.   100,100  1,464
Tokatsu Foods Co. Ltd.   50,000  118
Western Beef, Inc. (a)(d)  378,500  3,028
Worthington Foods, Inc.   83,200  1,102
  59,285
HOUSEHOLD PRODUCTS - 1.5%
Alberto-Culver Co. Class A  1,021,900  26,186
American Safety Razor Co. (a)(d)  1,151,800  24,620
BeautiControl Cosmetics, Inc.   279,000  2,180
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
HOUSEHOLD PRODUCTS - CONTINUED
Carson, Inc. Class A (a)  217,000 $ 1,600
Comany, Inc.   50,000  355
DSG International Ltd. (a)(d)  789,000  6,509
Del Laboratories, Inc.   255,300  9,446
Helen of Troy Corp. (a)(d)  2,721,400  41,501
House of Rose Co. Ltd.   32,000  189
IWP International  450,000  2,033
IWP International (UK Reg.)  800,000  3,594
Jean Philippe Fragrances, Inc. (a)  373,800  2,617
Mayborn Group PLC  25,000  43
Mcbride PLC  500,000  1,470
Nutramax Products, Inc. (a)(d)  267,500  3,511
Oriflame International SA  398,700  2,638
Paterson Zochonis PLC Class L  25,000  182
Premark International, Inc.   805,000  22,490
Scholl PLC  100,000  422
Stephan Co. (d)  412,200  5,513
Swallowfield PLC Class L  50,000  186
York Group, Inc.   120,000  2,730
Yule Catto Ord.   200,000  993
Zotefoams PLC Class L  125,000  418
  161,426
TOBACCO - 2.2%
BAT Industries PLC Ord.   2,500,049  22,788
Gallaher Group PLC sponsored ADR  4,675,000  108,109
Gallaher Group PLC  12,250,000  72,838
Imperial Tobacco Group PLC  200,000  1,460
RJR Nabisco Holdings Corp.   500,000  15,750
Standard Commercial Corp. (d)  1,038,700  17,009
  237,954
TOTAL NONDURABLES   489,520
PRECIOUS METALS - 0.5%
Aurora Gold Ltd. (a)  150,000  192
De Beers Consolidated Mines Ltd. ADR  1,000,000  21,687
Great Central Mines NL  500,000  689
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
PRECIOUS METALS - CONTINUED
Industrias Penoles SA  4,700,000 $ 17,648
Normandy Mt. Leyshon Ltd.   620,000  701
Orogen Minerals Ltd. GDR (e)  265,000  5,830
Prime Resources Group, Inc.   100,000  776
Richmont Mines, Inc. (a)  600,000  1,402
Ross Mining NL  1,105,122  591
Sons of Gwalia NL  816,000  2,434
  51,950
RETAIL & WHOLESALE - 6.1%
APPAREL STORES - 1.9%
Baker (J.), Inc. (d)  708,600  3,189
Buckle, Inc. (The) (a)  500,000  16,750
Charle Co. Ltd.   50,000  433
Chateau Stores of Canada Ltd. Class A (d)  192,900  1,358
Chicos Fas, Inc. (a)(d)  801,100  5,658
Claire's Stores, Inc.   1,713,525  30,415
Club Monaco, Inc. (a)  150,000  1,185
Dress Barn, Inc. (a)  708,300  19,036
Dylex Ltd. (a)  25,000  91
Footstar, Inc. (a)(d)  1,527,804  40,869
Gymboree Corp. (a)(d)  1,289,700  34,016
ICC International PLC (For. Reg.)  50,000  50
Kenneth Cole Productions, Inc. Class A (a)(d)  524,500  8,916
One Price Clothing Stores, Inc. (a)(d)  796,600  1,543
Pantorama Industries, Inc. (a)  100,000  86
Primesource Corp.   235,600  2,268
Ross Stores, Inc.   1,061,900  34,512
S & K Famous Brands, Inc. (a)(d)  506,600  6,451
San Francisco Boutiques, Inc. Class B (sub-vtg) (a)(d) 136,500 1,364 Shirmax Fashions Ltd. (a) 350,000 878
  209,068
APPLIANCE STORES - 0.1%
Hirsch International Corp. Class A (a)(d)  639,800  13,276
DRUG STORES - 0.2%
Jean Coutu Group, Inc. Class A (d)  1,861,000  21,288
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - 1.2%
Algonquin Mercantile Corp.   24,700 $ 81
Allders PLC  200,000  791
Arnotts PLC  129,387  1,098
BJ'S Wholesale Club, Inc.   1,258,100  37,743
Consolidated Stores Corp. (a)  1,056,900  43,465
Daiwa Co. Ltd.   233,000  789
Homebase, Inc. (d)  2,155,400  14,549
Lechters, Inc. (a)  782,800  3,963
Nikku Sangyo Co. Ltd.   39,000  197
Shopko Stores, Inc. (a)  383,300  9,774
Stein Mart, Inc. (a)  518,600  13,062
Thanks Japan Corp. (a)  25,000  128
  125,640
GROCERY STORES - 0.7%
Brake Brothers PLC  30,000  335
Budgens PLC  100,000  113
Food Lion, Inc. Class A  2,975,000  26,589
Hemkopskedjan AB, Series B (a)  200,000  2,441
Iceland Group PLC  5,000,000  9,638
Metro Richelieu, Inc. Class A (d)  2,490,000  27,371
Somerfield PLC  2,500,000  10,087
Watson & Philip PLC Class L  25,000  224
Whittard of Chelsea PLC  485,000  1,584
  78,382
RETAIL & WHOLESALE, MISCELLANEOUS - 2.0%
Advanced Marketing Services, Inc. (a)  53,500  823
Art Vivant Co. Ltd.   50,000  571
Blair Co. (d)  621,400  11,107
Brookstone, Inc. (a)(d)  754,600  8,961
Cameron Ashley, Inc. (a)  416,700  6,980
Cole National Corp. Class A (a)(d)  1,068,500  35,394
Daisytek International Corp. (a)  42,500  1,997
Fabri-Centers of America, Inc. (a):
 Class A (d)  575,250  14,022
 Class B (non-vtg)  1,120,600  24,513
Farepak PLC  200,000  614
Finlay Enterprises, Inc. (a)  318,100  7,316
Finish Line, Inc. Class A (d)  1,796,300  22,903
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - CONTINUED
Flying Flowers Ltd. unit  125,000 $ 1,005
Friedmans, Inc. Class A (a)  541,800  7,619
Grafton Group PLC  50,000  890
Heiton Holdings Ltd.   1,178,143  3,838
Land's End, Inc. (a)  470,000  18,477
Partridge Fine Arts PLC  150,000  208
Piercing Pagoda, Inc. (a)(d)  603,200  18,096
Rex Stores Corp. (a)  170,000  1,721
Sound Advice, Inc. (a)(d)  362,800  431
Sound Advice, Inc. warrants 6/14/99 (a)  11,205  -
US Vision, Inc.   75,000  722
Viking Office Products, Inc. (a)  1,000,000  23,250
  211,458
TRADING COMPANIES - 0.0%
Mitani Sangyo Co. Ltd.   51,000  175
TOTAL RETAIL & WHOLESALE   659,287
SERVICES - 3.1%
ADVERTISING - 0.1%
Metromail Corp. (a)  445,800  7,328
More Group PLC  300,000  3,489
Shandwick Ord.   750,000  674
  11,491
EDUCATIONAL SERVICES - 0.0%
Childrens Comprehensive Services, Inc. (a)  69,100  1,192
Coutts Consulting Group PLC Class L  250,000  106
Educational Medical, Inc. (a)  12,000  120
Institution of General Education  220,000  1,179
Up, Inc.   288,000  964
  3,561
LEASING & RENTAL - 0.2%
Aaron Rents, Inc. Class B  464,800  8,541
Globe Business Resources, Inc. (a)  202,000  3,888
Gowrings PLC  25,000  38
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - CONTINUED
LEASING & RENTAL - CONTINUED
Nishio Rent All Co. Ltd.  500,000 $ 5,199
PLM AB  100,000  1,418
Rakentajain Konevuokraamo OY Class B  100,000  1,011
  20,095
PRINTING - 1.0%
Adare Printing Group PLC (Ireland)  360,000  3,622
Adare Printing Group PLC  640,454  6,486
Devon Group, Inc. (a)(d)  678,600  29,689
Paris Corp.   90,000  143
Paxar Corp. (a)  160,700  2,290
Pubco Corp. (a)(d)  319,500  3,355
Reynolds & Reynolds Co. Class A  3,020,100  60,024
Unidigital, Inc. (a)  33,200  199
Valassis Communications, Inc. (a)  153,700  5,303
Wyndeham Press Group PLC  220,000  830
  111,941
SERVICES - 1.8%
BA Merchant Services, Inc. Class A (a)(d)  902,300  15,226
Barbers Hairstyling for Men, Inc. (a)   29,550  277
Benesse Corp.   2,500  78
Borg Warner Security Corp. (a)  206,200  3,776
Caldwell Partners International Class A (non-vtg.)  600,000  2,886
Candle Australia Ltd.   125,009  231
Childtime Learning Centers, Inc. (a)  32,400  494
Chodai Co. Ltd.   121,500  656
Concord Career Colleges, Inc. (a)   250,000  469
Corporate Services Group PLC  300,000  1,142
Craig (Jenny), Inc. (a)(d)  1,048,500  5,832
Diversified Corporate Resources, Inc. (a)(d)  253,200  2,216
European Marketing Information Services NV (EMIS)  50,000  194
Eyeful Home Technology, Inc.   106,000  476
Failure Group, Inc. (a)  241,400  2,233
Fugro NV  130,100  3,936
Gardiner Group PLC   250,000  98
Halma PLC ORD  1,500,000  2,646
ICT Group, Inc. (a)  108,500  407
ICTS International NV (a)  150,000  1,050
Kelly Services, Inc. Class A  157,500  5,178
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - CONTINUED
SERVICES - CONTINUED
LCS Industries, Inc.   156,200 $ 2,284
Lamalie Associates, Inc.   95,900  1,630
Lawyers Title Corp. (d)  787,500  27,759
Morgan & Banks Ltd.   650,000  4,278
Norrell Corp. GA  250,000  4,969
Olsten Corp.   823,400  12,145
OroAmerica, Inc. (a)(d)  414,200  1,942
Pittston Co. (Brinks Group)  418,500  16,975
Programming & Systems, Inc. (a)(d)  313,300  -
Railtrack PLC Class L  500,000  7,951
Rathbone Brothers PLC  50,000  355
Rentokil Initial PLC  5,500,000  25,762
Right Management Consultants, Inc. (a)(d)  659,400  7,995
Seattle FilmWorks, Inc. (a)(d)  1,600,000  14,800
Stanley Technology Group, Inc. (a)(d)  300,000  2,113
TSB International, Inc. (a)  50,000  213
Tanabe Management Consulting Co. Ltd.   112,000  375
Thomas Group (a)  183,400  1,742
Wesco, Inc.   65,700  269
Winston Resources, Inc. (a)(d)  191,600  982
Zebra Technologies Corp. Class A (a)  123,700  3,433
  187,473
TOTAL SERVICES   334.561
TECHNOLOGY - 11.0%
COMMUNICATIONS EQUIPMENT - 0.6%
Andrew Corp. (a)  1,200,000  33,000
Aspect Telecommunications Corp. (a)   389,500  9,689
Cabletron Systems, Inc. (a)  150,000  2,166
Circuit Systems, Inc. (a)(d)  393,000  1,707
IPC Information Systems, Inc.   365,500  7,401
Ktk Telecommunications Engineering Co. Ltd.   125,000  650
Kyosan Electric Manufacturing Co. Ltd.   400,000  1,137
Microlog Corp. (a)  182,500  1,095
Norstan, Inc. (a)  399,000  9,377
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMMUNICATIONS EQUIPMENT - CONTINUED
Trans Lux Corp. (d)  56,100 $ 813
  67,035
COMPUTER SERVICES & SOFTWARE - 5.2%
Acxiom Corp. (a)   85,000  1,445
Affiliated Computer Services, Inc. Class A (a) 1,250,012 36,797 Alternative Resources Corp. (a) 36,400 728
American Business Information, Inc. (a)(d)  2,062,100  25,776
American Business Information, Inc. Class A (a) 1,990,600 24,385 Award Software International, Inc. (a)(d) 362,000 3,575
BancTec, Inc. (a)(d)  1,651,900  42,227
Black Box Corp. (a)(d)  1,300,000  42,250
Boole & Babbage, Inc. (a)(d)  1,029,137  33,061
Cimatron Ltd. (a)  62,500  203
CI Technologies Group Ltd.   1,000,000  1,344
Computer Power Group Ltd.   578,256  1,411
Daitec Co. Ltd.   178,800  3,253
Data Research Associates, Inc. (a)  261,500  3,465
Data Systems & Software (a)(d)  416,000  1,846
ECI Telecom Ltd.   1,353,000  33,825
EIS International, Inc. (a)  130,900  883
Edusoft Ltd. (a)(d)  452,900  3,170
Enea Data AB, Series B Free shares (d)  110,000  4,747
Equitrac Corp. (a)(d)  348,900  6,106
Eurodis Electron PLC  200,000  525
FDP Corp. (d)  574,300  5,887
FactSet Research Systems, Inc. (a)  107,500  3,010
Fair, Isaac & Co., Inc.  349,200  10,280
First Data Corp.  2,700,000  82,687
GSE Systems, Inc. (a)(d)  254,500  573
Group 1 Software, Inc. (a)  165,400  1,199
Hartco Enterprises, Inc.  269,800  2,391
Hummingbird Communications Ltd. (a)  25,000  768
Japan Process Development Co. Ltd.   25,000  124
Kewill Systems PLC  250,000  2,634
MARC, Inc. (d)  294,500  5,264
MPSI Systems, Inc. (a)  135,000  472
Mapix, Inc.  465,600  6,053
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Melita International Corp.  742,500 $ 7,332
MicroAge, Inc.  140,000  1,531
Misys PLC Ord.  200,000  7,628
Mysoftware Co. (a)(d)  388,200  1,165
New Dimension Software Ltd. (a)(d)  658,000  16,902
Oracle Corp. (a)  100,000  2,325
Orcad, Inc. (a)(d)  414,800  3,837
Project Software & Development, Inc. (a)  75,000  1,687
Rainbow Technologies, Inc. (a)(d)  494,100  12,229
Remedy Corp.  25,000  391
SPSS, Inc. (a)(d)  861,500  19,276
SPS Transaction Services, Inc. (a)  518,600  12,544
Sherwood Computers Services PLC Class L  130,000  1,179
Symantec Corp. (a)  2,534,000  59,866
Synopsys, Inc. (a)  33,191  1,027
TECNOST Spa  1,000,000  2,374
TT Teito OY  150,000  16,249
Verisign, Inc.  2,300  32
Walsh International, Inc. (a)  380,800  3,903
  563,841
COMPUTERS & OFFICE EQUIPMENT - 1.3%
Advanced Digital Information Corp. (a)(d)  929,300  16,089
Amplicon, Inc.  240,800  4,274
Creative Technology Ltd. (a)  406,400  7,747
Cybex Corp. (a)(d)  328,400  7,553
Eltron International, Inc. (a)(d)  583,100  17,129
Encad, Inc.  66,000  1,584
Equinox Systems, Inc. (a)  93,400  1,775
Genicom Corp. (a)(d)  723,500  7,597
Intest Corp. (d)  397,500  2,484
Kronos, Inc. (a)  122,900  3,825
Madge NV  18,800  93
Maezawa Kasei Industries Co. Ltd.  115,700  1,458
Nam Tai Electronics, Inc. warrants 11/24/00 (a)  140,000  0
Nam Tai Electronics, Inc.   440,000  6,902
Pomeroy Computer Resources, Inc. (a)  35,100  625
Quantum Corp. (a)  1,250,000  30,469
Raster Graphics, Inc. (a)(d)  550,000  2,475
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - CONTINUED
SED International Holdings, Inc. (a)(d)  930,000 $ 10,463
Scan-Optics, Inc. (a)(d)  455,000  4,152
Seagate Technology (a)  700,000  16,231
Skillgroup PLC  175,000  652
Western Digital Corp. (a)  250,000  4,672
  148,249
ELECTRONIC INSTRUMENTS - 0.5%
BTU International, Inc. (a)(d)  392,300  2,011
DSP Technology, Inc. (a)(d)  160,800  1,316
Elscint Ltd. (a)(d)  1,167,200  7,806
HACH Co. Class A (non-vtg.)  14,000  121
Hurco Companies, Inc. (a)(d)  364,028  2,412
Lam Research Corp. (a)  201,300  4,592
Mesa Laboratories, Inc. (a)  128,400  754
Modern Controls, Inc.  271,800  2,956
Nanometrics, Inc. (a)(d)  548,200  4,660
ORBIT/FR, Inc.  17,600  286
Reliability, Inc. (d)  320,400  3,284
Sanderson Electronics PLC  200,000  274
Tech-Sym Corp. (a)  216,800  5,623
Toko Seiki Co. Ltd.  257,000  810
Wireless Telecom Group, Inc. (d)  1,565,100  9,684
X-Rite, Inc.  451,000  6,990
  53,579
ELECTRONICS - 3.3%
AVX Corp.  185,700  3,784
Actel Corp. (a)  911,800  12,537
Align Rite International, Inc. (a)(d)  443,000  6,424
Apollo Electronics Co. Ltd.  100,000  803
Asia Electronics Holdings Co. Inc.  162,000  1,276
ASM Pacific Technology Ltd.  4,400,000  2,475
Atmel Corp. (a)  730,000  11,817
Audiovox Corp. Class A (a)  366,000  2,493
Benchmarq Microelectronics, Inc. (a)  245,400  2,715
Benefon Oy  10,000  123
Bergman & Beving AB Class B Free shares  600,000  10,134
Continental Circuits Corp. (a)(d)  723,450  10,128
Corcom, Inc. (a)(d)  381,400  3,361
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Dallas Semiconductor Corp. (d)  1,500,000 $ 70,875
Diodes, Inc. (a)(d)  432,900  3,896
Daidensha Co. Ltd.  76,000  498
General Semiconductor, Inc. (a)(d)  1,848,550  22,067
Griffon Corp. (a)(d)  2,885,500  43,102
Incap OY  2,000  23
Kingboard Chemical Holdings Ltd.  3,440,000  445
Kingboard Chemical Holdings Ltd. warrants 12/31/98 (a) 688,000 20 Methode Electronics, Inc. Class A 1,399,500 20,118
Micro Linear Corp. (a)(d)  1,150,000  8,984
Microchip Technology, Inc. (a)  50,000  1,155
Microsemi Corp. (a)(d)  870,800  17,634
Nichicon Corp.  50,000  492
NU Horizons Electronics Corp. (a)  352,500  2,357
Pacific Aerospace & Electronics, Inc. (a)  35,000  158
Pioneer Standard Electronics, Inc.  176,100  2,454
Power Intergrations, Inc.  100,000  1,225
Quality Semiconductor, Inc. (a)  310,900  1,535
Roxboro Group PLC  50,000  167
Sedgemoor PLC  1,000,000  833
Siliconix, Inc. (a)  179,300  7,620
Stoneridge, Inc.  494,700  7,421
Taitron Components, Inc. Class A (a)(d)  545,400  1,295
Techtronic Industries Co. Ord.  2,000,000  432
Tower Semiconductor Ltd.  512,500  5,253
Unitrode Corp. (a)  642,500  11,645
Video Display Corp. (a)(d)  213,600  2,002
Varitronix International Ltd.  2,447,000  4,081
Wongs Industrial International  7,250,000  1,097
Wongs International Holdings warrants 5/31/00 (a)  1,000,000  16
Zero Corp.  422,300  10,821
Zilog, Inc. (a)(d)  2,023,400  38,824
  356,615
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
PHOTOGRAPHIC EQUIPMENT - 0.1%
Imation Corp. (a)  850,400 $ 11,853
Nihon Jumbo Co. Ltd.   10,000  101
Photo Me International PLC  150,000  399
  12,353
TOTAL TECHNOLOGY   1,201,672
TRANSPORTATION - 4.2%
AIR TRANSPORTATION - 2.1%
America West Holding Corp. Class B (a)  1,037,900  22,639
ASA Holdings, Inc. (d)  1,800,000  62,100
CHC Helicopter Corp. Class A  250,000  1,795
Comair Holdings, Inc.  1,259,300  35,497
Kitty Hawk, Inc. (a)  25,000  503
Midwest Express Holdings, Inc. (a)(d)  636,800  26,467
National Express Group PLC Class L  50,000  577
Transat AT, Inc. (a)  250,000  1,838
Viad Corp.  3,750,000  74,531
  225,947
RAILROADS - 0.7%
Canadian National Railway Co.   1,475,000  73,672
SHIPPING - 0.0%
Brovig Offshore AS  50,000  395
Farstad Shipping ASA  250,000  1,350
Isewan Terminal Service Co. Ltd.  442,000  1,177
Meiko Kaiun Kaisha Ltd, Nagoya  109,000  452
Ocean Wilsons Holding PLC  350,000  532
Tokyo Kisen Co. Ltd.  205,000  630
Ugland International Holdings PLC (UIH)  262,800  341
  4,877
TRUCKING & FREIGHT - 1.4%
Air Express International Corp.  1,335,200  35,466
Arnold Industries, Inc. (d)  1,934,400  33,852
Baltrans Holdings Ltd.  1,500,000  169
Boyd Brothers Transportation, Inc. (a)  183,800  1,792
Cannon Express, Inc. Class A (a)(d)  314,200  3,260
Circle International Group, Inc.  394,500  8,580
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - CONTINUED
TRUCKING & FREIGHT - CONTINUED
Frozen Food Express Industries, Inc.   130,500 $ 1,305
Daiwa Logistics Co. Ltd.   252,000  1,586
Goodfellow, Inc. (d)  325,000  2,278
Hub Group, Inc. Class A (a)  44,500  1,168
Landstar System, Inc. (a)  53,100  1,387
Mark VII, Inc.   317,000  4,993
Marten Transport Ltd. (a)(d)  444,000  6,438
MTL, Inc. (a)(d)  452,000  12,374
Old Dominion Freight Lines, Inc. (a)(d)  512,000  7,808
P.A.M. Transportation Services, Inc. (a)  169,500  1,631
Pittston Co. (Burlington Group)  659,100  14,171
Sakai Moving Service Co. Ltd.   50,700  399
USFreightways Corp.   477,600  16,716
  155,373
TOTAL TRANSPORTATION   459,869
UTILITIES - 3.0%
CELLULAR - 0.6%
Century Telephone Enterprises, Inc.   1,000,000  52,750
Europolitan Holdings AB (a)  100,000  4,500
Smartone Telecommunications Holdings Ltd.   1,370,000  2,710
Vodafone Group PLC  425,000  3,199
  63,159
ELECTRIC UTILITY - 0.3%
Bangor Hydro-Electric Co.   45,600  299
Central Maine Power Co.   596,900  9,886
Maine Public Service Co.   25,000  323
National Grid Co. PLC  960,800  4,536
Niagara Mohawk Power Corp. (a)  411,800  4,453
Scottish Power PLC ADR  300,000  2,575
Scottish Hydro-Electric PLC Ord.   1,250,000  11,169
  33,241
GAS - 0.3%
Aquila Gas Pipeline Corp.   1,025,900  10,900
Atrion Corp.   18,000  239
Midcoast Energy Resources, Inc.   224,500  5,079
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
GAS - CONTINUED
Otaki Gas Co. Ltd.   123,000 $ 365
Southwestern Energy Co. (d)  1,638,600  18,025
  34,608
TELEPHONE SERVICES - 0.2%
Atlantic Tele-Network, Inc. (a)(d)  490,920  4,541
Davel Communications Group, Inc. (a)(d)  364,300  7,787
Emerging Communications, Inc. (d)  1,227,300  8,284
  20,612
WATER - 1.6%
Brockhampton Holdings PLC Class A (non-vtg.)(a) 3,200,000 5,227 Hyder PLC 5,800,000 93,796
South West Water PLC Ord.   112,200  1,706
Yorkshire Water PLC  10,000,000  77,265
  177,994
TOTAL UTILITIES   329,614
TOTAL COMMON STOCKS
(Cost $6,629,504)   8,673,941
PREFERRED STOCKS - 0.2%
CONVERTIBLE PREFERRED STOCKS - 0.0%
CONSTRUCTION & REAL ESTATE - 0.0%
BUILDING MATERIALS - 0.0%
Bird Corp. $1.85  87,250  1,723
ENERGY - 0.0%
OIL & GAS - 0.0%
Goodrich Petroleum Corp., Series A, $8.00  76,200  655
TOTAL CONVERTIBLE PREFERRED STOCKS   2,378
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - 0.2%
FINANCE - 0.1%
BANKS - 0.1%
Bank Austria AG (New I)  135,912 $ 7,284
Bank Austria AG (New II)  66,664  3,593
  10,877
NONDURABLES - 0.0%
FOODS - 0.0%
Chips AB OY (a)  5,000  365
UTILITIES - 0.1%
TELEPHONE SERVICES - 0.1%
Telecom Italia Mobile Spa de Risp  1,500,000  4,437
TOTAL NONCONVERTIBLE PREFERRED STOCKS   15,679
TOTAL PREFERRED STOCKS
(Cost $10,077)   18,057
CONVERTIBLE BONDS - 0.0%
 MOODY'S PRINCIPAL
 RATINGS (C) AMOUNT (000S)
DURABLES - 0.0%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Mercury Air Group, Inc. 7 3/4%, 2/1/06  B- $ 500  507
TECHNOLOGY - 0.0%
COMMUNICATIONS EQUIPMENT - 0.0%
Trans-Lux Corp. 7 1/2%, 12/1/06  -  535  613
TOTAL CONVERTIBLE BONDS
(Cost $1,211)   1,120
U.S. TREASURY OBLIGATIONS - 0.0%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000)
U.S. Treasury Bill, yield at date of purchase 5.16%, 4/30/98
 (Cost $247)   $ 250 $ 247
CASH EQUIVALENTS - 20.1%
 SHARES
Taxable Central Cash Fund (b)    2,165,369,267  2,165,369
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.59%, dated
1/30/98 due 2/2/98   $ 18,358  18,349
TOTAL CASH EQUIVALENTS
(Cost $2,183,718)   2,183,718
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $8,824,757) $  10,877,083
LEGEND
1. Non-income producing
2. At period end, the seven-day yield of the Taxable Central Cash Fund was 5.63%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Affiliated company (see Note 6 of Notes to Financial Statements).
5. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $50,532,000 or 0.5% of net assets.
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   77.7%
United Kingdom   6.3
Canada   4.2
Finland    1.4
Bermuda   1.3
Japan   1.2
Sweden   1.2
Denmark   1.1
France   1.0
Others (individually less than 1%)   4.6
TOTAL  100.0%
INCOME TAX INFORMATION
At January 31, 1998, the aggregate cost of investment securities for income tax purposes was $8,825,201,000. Net unrealized appreciation aggregated $2,051,882,000, of which $2,349,053,000 related to appreciated investment securities and $297,171,000 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) JANUARY 31, 1998 (UNAUDITED)

6.ASSETS                                                                       7.          8.

9.INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                     10.         $ 10,877,083
AGREEMENTS OF $18,349) (COST $8,824,757) -
SEE ACCOMPANYING SCHEDULE

11.CASH                                                                        12.          754


13.FOREIGN CURRENCY HELD AT VALUE (COST $2,240)                                14.          2,240

15.RECEIVABLE FOR INVESTMENTS SOLD                                             16.          76,086

17.RECEIVABLE FOR FUND SHARES SOLD                                             18.          28,665

19.DIVIDENDS RECEIVABLE                                                        20.          7,677

21.INTEREST RECEIVABLE                                                         22.          10,282

23.REDEMPTION FEES RECEIVABLE                                                  24.          4

25.OTHER RECEIVABLES                                                           26.          178

27. 28.TOTAL ASSETS                                                            29.          11,002,969

30.LIABILITIES                                                                 31.         32.

33.PAYABLE FOR INVESTMENTS PURCHASED                                           $ 118,446   34.

35.PAYABLE FOR FUND SHARES REDEEMED                                             55,422     36.

37.ACCRUED MANAGEMENT FEE                                                       6,618      38.

39.OTHER PAYABLES AND ACCRUED EXPENSES                                          2,722      40.

41. 42.TOTAL LIABILITIES                                                       43.          183,208

44.45.NET ASSETS                                                               46.         $ 10,819,761

47.NET ASSETS CONSIST OF:                                                      48.         49.

50.PAID IN CAPITAL                                                             51.         $ 8,491,894

52.UNDISTRIBUTED NET INVESTMENT INCOME                                         53.          3,163

54.ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                       55.          272,499
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

56.NET UNREALIZED APPRECIATION (DEPRECIATION) ON                               57.          2,052,205
INVESTMENTS AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

58.59.NET ASSETS, FOR 430,342 SHARES OUTSTANDING                               60.         $ 10,819,761

61.62.NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                           63.          $25.14
($10,819,761 (DIVIDED BY) 430,342 SHARES)

64.MAXIMUM OFFERING PRICE PER SHARE (100/97.00 OF                              65.          $25.92
$25.14)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)

66.INVESTMENT INCOME                                                  68.        $ 46,058
67.DIVIDENDS (INCLUDING $6,864 RECEIVED FROM AFFILIATED
ISSUERS)

69.INTEREST                                                           70.         56,486

71.                                                                   72.         102,544

73.LESS FOREIGN TAXES WITHELD                                         74.         (3,411)

75. 76.TOTAL INCOME                                                   77.         99,133

78.EXPENSES                                                           79.        80.

81.MANAGEMENT FEE                                                     $ 32,337   82.
BASIC FEE

83. PERFORMANCE ADJUSTMENT                                             4,766     84.

85.TRANSFER AGENT FEES                                                 9,504     86.

87.ACCOUNTING FEES AND EXPENSES                                        410       88.

89.NON-INTERESTED TRUSTEES' COMPENSATION                               25        90.

91.CUSTODIAN FEES AND EXPENSES                                         595       92.

93.REGISTRATION FEES                                                   859       94.

95.AUDIT                                                               43        96.


97.LEGAL                                                               26        98.


99.MISCELLANEOUS                                                       35        100.

101. TOTAL EXPENSES BEFORE REDUCTIONS                                  48,600    102.

103. EXPENSE REDUCTIONS                                                (644)      47,956

104.105.NET INVESTMENT INCOME                                         106.        51,177

107.REALIZED AND UNREALIZED GAIN (LOSS)                               109.       110.
108.NET REALIZED GAIN (LOSS) ON:

111. INVESTMENT SECURITIES (INCLUDING REALIZED GAIN OF                 476,181   112.
 $53,939 ON SALES OF INVESTMENTS IN AFFILIATED ISSUERS)

113. FOREIGN CURRENCY TRANSACTIONS                                     (628)     114.

115. FUTURES CONTRACTS                                                 57         475,610

116.CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)              117.       118.
ON:

119. INVESTMENT SECURITIES                                             145,835   120.

121. ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                      (70)       145,765

122.123.NET GAIN (LOSS)                                               124.        621,375

125.126.NET INCREASE (DECREASE) IN NET ASSETS RESULTING               127.       $ 672,552
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                         SIX MONTHS ENDED   YEAR ENDED
                                                             JANUARY 31, 1998   JULY 31,
                                                             (UNAUDITED)        1997

128.INCREASE (DECREASE) IN NET ASSETS

129.OPERATIONS                                               $ 51,177           $ 83,162
NET INVESTMENT INCOME

130. NET REALIZED GAIN (LOSS)                                 475,610            472,073

131. CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     145,765            1,502,767

132.                                                          672,552            2,058,002
133.NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS

134.DISTRIBUTIONS TO SHAREHOLDERS                             (106,819)          (53,737)
FROM NET INVESTMENT INCOME

135. FROM NET REALIZED GAIN                                   (591,878)          (357,058)

136. 137.TOTAL DISTRIBUTIONS                                  (698,697)          (410,795)

138.SHARE TRANSACTIONS                                        2,420,803          3,683,464
NET PROCEEDS FROM SALES OF SHARES

139. REINVESTMENT OF DISTRIBUTIONS                            685,226            402,041

140. COST OF SHARES REDEEMED                                  (934,588)          (1,079,186)

141.142.                                                      2,171,441          3,006,319
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM SHARE TRANSACTIONS

143.                                                          1,155              1,242
REDEMPTION FEES

144.                                                          2,146,451          4,654,768
145.TOTAL INCREASE (DECREASE) IN NET ASSETS

146.NET ASSETS                                               147.               148.

149. BEGINNING OF PERIOD                                      8,673,310          4,018,542

150.                                                         $ 10,819,761       $ 8,673,310
END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
INCOME OF $3,163 AND $62,129, RESPECTIVELY)

151.OTHER INFORMATION                                        153.               154.
152.SHARES

155. SOLD                                                     95,501             170,807

156. ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  27,796             20,738

157. REDEEMED                                                 (37,080)           (49,663)

158. NET INCREASE (DECREASE)                                  86,217             141,882


FINANCIAL HIGHLIGHTS
159.   SIX MONTHS ENDED   YEARS ENDED JULY 31,
       JANUARY 31, 1998

160.   (UNAUDITED)        1997                   1996   1995   1994   1993


161.SELECTED PER-SHARE DATA

162.NET ASSET VALUE,               $ 25.20      $ 19.87    $ 19.25    $ 17.62    $ 17.19    $ 14.94
BEGINNING OF PERIOD

163.INCOME FROM
INVESTMENT OPERATIONS

164. NET INVESTMENT                 .13 D        .30 D      .26        .20        .06        .15
 INCOME

165. NET REALIZED AND               1.67         6.93       1.83       3.57       2.15       2.88
 UNREALIZED GAIN
 (LOSS)

166. TOTAL FROM                     1.80         7.23       2.09       3.77       2.21       3.03
INVESTMENT
 OPERATIONS

167.LESS DISTRIBUTIONS

168. FROM NET                       (.28)        (.24)      (.23)      (.09)      (.16)      (.10)
INVESTMENT
 INCOME

169. FROM NET REALIZED              (1.58)       (1.66)     (1.24)     (2.05)     (1.62)     (.69)
 GAIN

170. TOTAL DISTRIBUTIONS            (1.86)       (1.90)     (1.47)     (2.14)     (1.78)     (.79)

171.REDEMPTION FEES                 -            -          -          -          -          .01
ADDED TO PAID IN
CAPITAL

172.NET ASSET VALUE,               $ 25.14      $ 25.20    $ 19.87    $ 19.25    $ 17.62    $ 17.19
END OF PERIOD

173.TOTAL RETURNB, C                7.41%        39.45%     11.50%     23.81%     13.67%     21.32%

174.RATIOS AND SUPPLEMENTAL DATA

175.NET ASSETS, END OF             $            $ $        $ $        $ $        $ $        $ $
PERIOD (IN MILLIONS)               $10,820      8,673      4,019      2,947      2,167      2,116

176.RATIO OF EXPENSES               .97% A       1.02%      1.05%      1.12%      1.14%      1.12%
TO AVERAGE NET ASSETS

177.RATIO OF EXPENSES               .96% A, E    1.01% E    1.04% E    1.11% E    1.13% E    1.12%
TO AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

178.RATIO OF NET                    1.02% A      1.36%      1.46%      1.31%      .51%       1.00%
INVESTMENT INCOME TO
AVERAGE NET ASSETS

179.PORTFOLIO TURNOVER              47% A        45%        79%        65%        54%        47%
RATE

180.AVERAGE                        $  $         $ $
COMMISSION RATE                    .0262        .0230
F


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1998 (Unaudited)


6. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Low-Priced Stock Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INCOME TAXES - CONTINUED
schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, market discount, passive foreign investment companies (PFIC), non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.5% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
7. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
2. OPERATING POLICIES -
CONTINUED
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
8. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $2,827,940,000 and $1,902,784,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $12,871,000 and $12,928,000, respectively.
9. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .35%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .74% of average net assets after the performance adjustment.
SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $6,460,000 on sales of shares of the fund of which $8,000 was paid to securities dealers, banks and other financial institutions.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets. ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $469,000 for the period.
10. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $558,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized
5. EXPENSE REDUCTIONS -
CONTINUED
as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $18,000 and $68,000, respectively, under these arrangements.
11. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS       PURCHASE SALES DIVIDEND MARKET
AFFILIATE COST COST INCOME VALUE
AAF Industries PLC  $ - $ - $ - $ 449
ABT Building Products Corp.    -  1,182  -  -
Adams Resources and Energy, Inc.    -  -  -  2,665
Advanced Digital Information Corp.    7,520  390  -  16,089
Advocat, Inc.    -  2,584  -  -
Alamco, Inc.    -  1,899  -  -
Align Rite International, Inc.    193  148  -  6,424
All American Communications, Inc.    -  12,275  -  -
Allied Research Corp.    23  -  -  5,107
American Business Information, Inc.    763  -  -  25,776
American Indemnity Financial Corp.    -  1,028  12  -
American Safety Razor Co.    -  921  -  24,620
ARK Restaurants Corp.    -  -  -  2,525
Arnold Industries, Inc.    12,332  -  343  33,852
ASA Holdings, Inc.    -  3,453  378  62,100
Asahi Concrete Work Co., Ltd.    26  -  -  2,531
Atlantic Tele-Network, Inc.    2,636  -  -  4,541
Australian Oil & Gas Corp. Ltd.    -  -  104  4,269
Autocam Corp.    292  -  34  8,365
Award Software International, Inc.    119  -  -  3,575
Aztec Manufacturing Co.    -  174  -  7,216
BA Merchant Services, Inc. Class A   1,157  -  -  15,226
Bairnco Corp.    4,559  -  32  9,178
Baker (J.), Inc.    -  774  22  3,189
Ballard Medical Products   14,091  -  119  67,049
BancTec, Inc.    8,431  2,091  -  42,227
Banyan Strategic Land Trust (SBI)   -  -  198  5,641
BeautiControl Cosmetics, Inc.    -  4,954  81  -
Belmont Homes, Inc.    -  3,113  -  -
Benihana Inc.    1,390  -  -  4,486
Bergensbanken ASA   1,272  -  -  7,483
Bertucci's, Inc.    -  1,235  -  3,034
Black Box Corp.    3,163  -  -  42,250
Blair Co.    3,109  -  84  11,107
6. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS       PURCHASE SALES DIVIDEND MARKET
AFFILIATE COST COST INCOME VALUE
BMTC Group, Inc. Class A (sub-vtg.)  $ - $ - $ 34 $ 4,251
Boole & Babbage, Inc.    -  1,927  -  33,061
Brookstone, Inc.    -  -  -  8,961
BTU International, Inc.    197  428  -  2,011
Bush Industries, Inc. Class A   9,228  -  25  22,159
Cannon Express, Inc. Class A   269  -  -  3,260
Castle Energy Corp.    -  -  297  13,225
CEC Resources Ltd.    -  12  -  598
CFC International, Inc.    -  2,103  -  2,577
Chart Industries, Inc.    786  -  -  18,123
Chase Industries, Inc.    3,718  -  -  10,860
Chateau Stores of Canada Ltd. Class A   -  -  9  1,358
Chicos Fas, Inc.    2,725  -  -  5,658
Circuit Systems, Inc.    950  221  -  1,707
Cobra Electronics Corp.    1,510  -  -  3,706
Cogeco Cable, Inc.    652  -  28  7,341
Cogeco, Inc.    2,872  -  42  11,450
Cold Metal Products, Inc.    -  410  -  2,291
Cole National Corp. Class A   6,046  1,229  -  35,394
Columbus Energy Corp.    531  -  -  3,367
Communications Systems, Inc.    -  735  123  11,853
Compdent Corp.    2,778  -  -  7,767
Computer Data Systems, Inc.    -  1,657  37  -
Concord Fabrics Inc Class B   226  -  -  972
Concord Fabrics, Inc. Class A   -  422  -  1,462
Conso Products Co.    436  -  -  5,517
Consolidated Products, Inc.    2,375  457  -  16,804
Continental Circuits Corp.    3,577  1,273  -  10,128
Continental Homes Holding Corp.    -  8,033  33  -
ConVest Energy Corp.    16  47  -  -
Cook (D.C.) Holdings PLC   58  -  34  1,390
Corcom, Inc.    188  -  -  3,361
CPAC, Inc.    -  -  -  7,384
Craig (Jenny), Inc.    1,198  2,584  -  5,832
Crossman Communities, Inc.    3,221  -  -  25,401
Crown Central Petroleum Corp.
 Class A   166  -  -  10,551
Custom Chrome, Inc.    -  6,016  -  -
Cybex Corp.    1,147  -  -  7,553
Dallas Semiconductor Corp.    973  -  103  70,875
Data Research Associates, Inc.    -  630  -  -
Data Systems & Software   -  256  -  1,846
Davel Communications Group, Inc.    -  765  -  7,787
Decorator Industries, Inc.    -  -  42  2,721
Devon Group, Inc.    1,987  -  -  29,689
DH Technology, Inc.    -  925  -  -
Diagnostic Retrieval Systems, Inc.    1,279  3,193  -  -
6. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS       PURCHASE SALES DIVIDEND MARKET
AFFILIATE COST COST INCOME VALUE
Diodes, Inc.   $ 2,311 $ - $ - $ 3,896
Diversified Corporate Resources, Inc.    578  -  -  2,216
Dominion Homes, Inc.    1,205  572  -  4,062
Doral Financial Corp.    -  -  -  22,662
Dorel Industries, Inc.
 Class B (sub-vtg.)   -  838  -  13,336
Drew Industries, Inc.    -  -  -  13,385
DRS  Technologies, Inc.    3,098  376  -  7,574
DSG International Ltd.    -  153  -  6,509
DSP Technology, Inc.    -  -  -  1,316
DT  Industries, Inc.    847  1,335  13  21,375
Ducommun, Inc.    4,625  710  -  18,512
Durakon Industries, Inc.    -  -  -  5,214
Dyersburg Corp.    -  486  24  11,885
Echelon International Corp.    -  725  -  -
Edusoft Ltd.    1,565  -  -  3,170
Elscint Ltd.    -  27  -  7,806
Eltron International, Inc.    5,031  -  -  17,129
Elxsi Corp.    -  -  -  3,039
Emerging Communications, Inc.    5,063  -  -  8,284
Enea Data AB, Series B Free shares   -  -  -  4,747
ENEX Resources Corp.    -  -  36  1,587
Engineered Support Systems, Inc.    1,322  -  3  3,718
Engle Homes, Inc.    1,581  109  55  11,550
Equitrac Corp.    704  -  -  6,106
Excel Industries, Inc.    231  7,934  98  -
Fabri-Centers of America, Inc. Class A   2,170  -  -  14,022
Fansteel, Inc.    870  -  -  6,879
Farm Family Holdings, Inc.    -  -  -  16,810
Farr Co.    -  1,041  -  -
FDP Corp.    2,912  -  5  5,887
Federal Screw Works   -  -  196  5,984
FIH AS Class B   2,706  -  -  26,727
Finish Line, Inc. Class A   13,186  -  -  22,903
First Central Financial Corp.    -  1,166  -  8
Firstbank Puerto Rico   -  -  324  51,281
Flanigans Enterprises, Inc.    384  -  -  657
Flir Systems, Inc.    -  342  -  8,236
Footstar, Inc.    7,184  6,506  -  40,869
Foremost Industries, Inc.    58  -  -  3,733
Fossil, Inc.    1,559  129  -  24,187
FRM Nexus, Inc.    -  -  -  313
Gainsco, Inc.    -  2,226  40  8,990
Galey & Lord, Inc.    3,357  5,085  -  -
Gateway Data Sciences Corp.    -  1,256  -  -
GBC Bancorp California   -  -  120  28,848
Gehl Co.    2,276  -  -  11,645
6. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS       PURCHASE SALES DIVIDEND MARKET
AFFILIATE COST COST INCOME VALUE
General Semiconductor, Inc.   $ - $ - $ - $ 22,067
Genicom Corp.    -  2,345  -  7,597
Giant Cement Holding, Inc.    1,283  251  -  11,963
Global Motorsport Group, Inc.    4,169  -  -  6,576
Goodfellow, Inc.    562  -  25  2,278
Graphic Industries, Inc.    -  3,645  13  -
Griffon Corp.    378  -  -  43,102
GSE Systems, Inc.    -  1,147  -  573
Gymboree Corp.    195  -  -  34,016
Hampshire Group Ltd.    1,879  -  -  5,187
Helen of Troy Corp.    -  -  -  41,501
Herbalife International, Inc. Class A   7,151  -  -  21,951
Hirsch International Corp. Class A   5,459  -  -  13,276
Homebase, Inc.    1,903  452  -  14,549
HPSC, Inc.    -  10  -  1,693
Hurco Companies, Inc.    209  -  -  2,412
IEC Electronics Corp.    3,175  -  -  7,961
IHOP Corp.    516  2,283  -  25,472
Independence Federal Savings Bank   -  56  -  1,853
Intercontinental Life Corp.    161  -  -  8,979
International Imaging Materials, Inc.    -  4,218  -  -
Intest Corp.    607  -  -  2,484
IPC Information Systems, Inc.    -  4,228  -  -
Jean Coutu Group, Inc. Class A   -  -  91  21,288
Jean Philippe Fragrances, Inc.    -  3,093  -  -
JLM Couture, Inc.    515  -  -  760
Journal Register Co.    -  -  -  -
Kennedy-Wilson, Inc.    83  -  -  2,236
Kenneth Cole Productions, Inc.
 Class A   1,291  -  -  8,916
Kentucky Electric Steel, Inc.    -  198  -  1,610
King World Productions, Inc.    -  -  -  109,698
Koss Corp.    -  -  -  2,150
Laboratory Specialists America, Inc.    248  -  -  1,697
Ladd Furniture, Inc.    482  80  -  6,404
Lasalle Re Holdings Ltd.    22,964  -  974  49,390
Laser Industries Ltd. Ord   1,219  -  -  22,560
Lawyers Title Corp.    -  2,299  85  27,759
Lechters, Inc.    -  1,705  -  -
Libbey, Inc.    -  -  -  -
Life USA Holding, Inc.    2,050  -  -  33,269
M Corp, Inc.    -  -  -  328
M/I Schottenstein Homes, Inc.    -  -  -  18,700
MacFrugals Bargains Closeouts, Inc.    -  20,384  -  -
MARC, Inc.    -  -  22  5,264
Markwest Hydrocarbon, Inc.    -  -  -  8,530
Marten Transport Ltd.    -  -  -  6,438
6. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS       PURCHASE SALES DIVIDEND MARKET
AFFILIATE COST COST INCOME VALUE
Martin Color-Fi, Inc.   $ 1,312 $ - $ - $ 2,454
Medstone International, Inc.    2,414  -  -  5,612
Melita International Corp.    -  -  -  -
Mercury Air Group   -  615  -  3,600
Metro Richelieu, Inc. Class A   -  -  -  27,371
Micro Linear Corp.    -  377  -  8,984
Microsemi Corp.    -  -  -  17,634
Midwest Express Holdings, Inc.    428  657  -  26,467
MMI Companies, Inc.    8,950  -  98  34,277
Monaco Coach Corp.    607  585  -  12,040
Monro Muffler Brake, Inc.    -  2,067  -  8,383
Movado Group, Inc.    763  -  29  16,046
MTL, Inc.    -  -  -  12,374
MYR Group, Inc.    1,339  -  32  6,392
Mysoftware Co.    -  143  -  1,165
Nanometrics, Inc.    1,230  -  -  4,660
Nathans Famous, Inc.    60  -  -  1,314
Natural Alternatives International, Inc.    -  902  -  -
New Dimension Software Ltd.    2,819  1,702  -  16,902
North American Mortgage Co.    -  11,083  72  -
Norvestia OY Class B   -  -  -  4,175
NSC Corp.    -  -  83  1,101
Nutramax Products, Inc.    -  2,573  -  3,511
OEC Medical Systems, Inc.    2,431  -  -  24,824
Old American Stores, Inc.    -  1,618  -  -
Old Dominion Freight Lines, Inc.    779  -  -  7,808
One Price Clothing Stores, Inc.    -  1,381  -  1,543
ORBIT/FR, Inc.    -  -  -  -
Orcad, Inc.    -  2,696  -  3,837
Oriole Homes Corp. Class B   -  -  -  1,142
OroAmerica, Inc.    -  -  -  1,942
Orthofix International   58  -  -  9,605
Patrick Industries, Inc.    -  131  36  6,863
Pe Ben Oilfield Services Ltd.    -  37  -  948
Petroleum Development Corp.    2,572  -  -  7,597
Petroleum Helicopters, Inc.    -  36  15  4,184
Piercing Pagoda, Inc.    1,001  -  -  18,096
Poncebank   -  1,235  133  8,230
Powell Industries, Inc.    3,993  -  -  13,958
Premier Choix Tvec, Inc. Class A   -  266  -  -
Primex Technologies, Inc.    -  -  106  12,346
Programming & Systems, Inc.    -  -  -  -
Pubco Corp.    1,338  -  -  3,355
PXRE Corp.    -  50  334  24,562
Qualix Group, Inc.    -  1,047  -  -
Quest Diagnostics, Inc.    1,029  -  -  32,036
Quixote Corp.    -  339  -  -
6. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS       PURCHASE SALES DIVIDEND MARKET
AFFILIATE COST COST INCOME VALUE
Rainbow Technologies, Inc.   $ - $ 6,856 $ - $ 12,229
Raster Graphics, Inc.    1,731  1,335  -  2,475
Raytech Corp.    248  -  -  1,782
Rehabcare Corp.    -  -  -  12,465
Reliability, Inc.    -  869  -  3,284
Res-Care, Inc.    2,361  320  -  25,931
Right Management Consultants, Inc.    -  -  -  7,995
RPC Energy Services, Inc.    7,849  -  117  37,073
Ryan Hotels Ltd.    -  -  49  5,497
S&K Famous Brands, Inc.    338  -  -  6,451
Saevik Supply AS   419  1,619  -  -
Safegaurd Health Enterprises, Inc.    1,805  -  -  3,034
San Francisco Boutiques, Inc.
 Class B (sub-vtg.)   109  -  -  1,364
Scan-Optics, Inc.    919  -  -  4,152
Schult Homes Corp.    -  249  44  9,645
SCPIE Holdings, Inc.    2,755  589  68  21,726
Seattle FilmWorks, Inc.    8,029  235  -  14,800
SED International Holdings, Inc.    5,551  -  -  10,463
Seibels Bruce Group, Inc.    -  -  -  -
Shelby Williams Industries, Inc.    -  -  43  7,561
Shelter Components Corp.    -  1,517  -  -
Sonic Corp.    -  1,503  -  36,442
Sound Advice, Inc.    -  -  -  431
Southern Electronics Corp.    3,576  3,489  -  -
Southern Energy Homes, Inc.    -  1,151  -  11,762
Southwestern Energy Co.    -  571  199  18,025
Sparebanken Rana Grunnfondsbevis   -  -  -  605
Special Metals Corp.    -  -  -  -
Speizman Industries, Inc.    431  -  -  1,375
SPSS, Inc.    9,344  -  -  19,276
Standard Commercial Corp.    2,446  -  -  17,009
Stanley Furniture Co., Inc.    303  -  -  9,188
Stanley Technology Group, Inc.    -  -  -  2,113
Steel of West Virginia, Inc.    -  -  -  5,304
Stephan Co.    -  -  16  5,513
Stewart Information Services Corp.    -  557  83  17,330
Summit Holdings Southeast, Inc.    -  -  -  6,938
Superior Energy Services, Inc.    -  1,195  -  -
Swift Energy Co.    11,945  1,104  -  26,988
Sybron Chemical Industry Corp.    684  2,099  -  -
Sylvan Foods Holdings, Inc.    -  36  -  7,626
T B Wood's Corp.    24  -  67  8,676
Taitron Components, Inc. Class A   572  -  -  1,295
Talentum OY Class B   -  -  -  7,222
Tandy Brands Accessories, Inc.    3,078  -  -  8,484
Tay Homes PLC   2,066  -  209  5,969
6. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS       PURCHASE SALES DIVIDEND MARKET
AFFILIATE COST COST INCOME VALUE
TBC Corp.   $ - $ 241 $ - $ 17,882
Terra Nova Holdings Ltd.    -  -  -  36,037
Thomas Group   -  1,356  -  -
Todhunter International, Inc.    140  -  -  2,577
Torch Energy Royalty Trust unit   -  2,310  -  -
Trans Lux Corp.    53  -  4  813
Transpro, Inc.    -  -  66  5,411
Transtechnology Corp.    38  1,805  48  8,138
Twin Disc, Inc.    4,053  -  62  8,814
UICI   3,459  -  -  78,450
Uni Select, Inc.    -  -  52  9,383
Unico America Corporation   211  -  -  4,128
Unionamerica Holdings PLC
 sponsored ADR   -  7,917  22  -
URS Corp.    3,883  -  -  13,899
U.S. Home Corp.    -  -  -  22,787
USX-Delhi Group   -  4,265  41  -
Utah Medical Products, Inc.    1,346  -  -  6,128
Valley Forge Corp.    47  -  32  5,467
Vertex Communications Corp.    2,100  -  -  12,527
Vestcom International, Inc.    -  -  -  -
Video Display Corp.    586  974  -  2,002
Virginia First Financial Corp.    103  232  16  -
Warren Bancorp., Inc.    -  1,830  32  -
Washington Homes, Inc.    -  -  -  1,880
Western Beef, Inc.    17  -  -  3,028
Weston (Roy F.), Inc. Class A   -  -  -  1,280
Winsloew Furniture, Inc.    3,519  -  -  14,132
Winston Resources, Inc.    187  -  -  982
Wireless Telecom Group, Inc.    7,244  -  138  9,684
Woodhead Industries, Inc.    -  -  -  9,971
World Fuel Services Corp.    -  -  -  24,172
Worldtex Corp.    -  268  -  10,139
WSOY (Werner Soderstrom
 Osakeyhtio) Class B    -  -  -  33,446
Wynn's International, Inc.    2,255  -  180  40,132
Zilog, Inc.    312  -  -  38,824
TOTALS  $ 360,766 $ 222,986 $ 6,864  $3,145,718
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
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Los Angeles, CA
251 University Avenue
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COLORADO
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CONNECTICUT
48 West Putnam Avenue
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DELAWARE
222 Delaware Avenue
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FLORIDA
4400 N. Federal Highway
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1907 West State Road 434
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8065 Beneva Road
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GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
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HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
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3232 Lake Avenue
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INDIANA
4729 East 82nd Street
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LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
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1 West Pennsylvania Ave.
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MASSACHUSETTS
470 Boylston Street
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155 Congress Street
Boston, MA
25 State Street
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300 Granite Street
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44 Mall Road
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416 Belmont Street
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MICHIGAN
280 North Woodward Ave.
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29155 Northwestern Hwy.
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MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
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200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
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56 South Street
Morristown, NJ
501 Route 17, South
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NEW YORK
1055 Franklin Avenue
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999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
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New York, NY
350 Park Avenue
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NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
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OHIO
600 Vine Street
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28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail Johnson, Vice President
Joel C. Tillinghast, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export and Multinational Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(registered trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Stock Selector
TechnoQuant Growth Fund
SM
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

FIDELITY

(REGISTERED TRADEMARK)

PURITAN(registered trademark)
FUND
SEMIANNUAL REPORT
JANUARY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE     3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK               6    THE MANAGER'S REVIEW OF FUND
                             PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                             INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS             11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                             WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS    49   STATEMENTS OF ASSETS AND LIABILITIES,
                             OPERATIONS, AND CHANGES IN NET ASSETS,
                             AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   53   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   57   THE AUDITORS' OPINION.
ACCOUNTANTS

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY. PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
As we entered 1998, the pesky economic and currency crises in Southeast Asia were still very much with us. Adding to these concerns was the possibility that U.S. corporate earnings might decline in the face of lower global product demand. But the news wasn't all bad as low inflation, low interest rates and moderate economic growth continued to prevail. The bond market performed well, as it benefited from the favorable economic backdrop and a "flight-to-safety" mentality on the part of stock investors.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1998    PAST 6   PAST 1   PAST 5    PAST 10
                                  MONTHS   YEAR     YEARS     YEARS

FIDELITY PURITAN                  2.69%    19.34%   107.48%   284.84%

S&P 500 (REGISTERED TRADEMARK)    3.56%    26.91%   152.28%   410.11%

LB AGGREGATE BOND                 4.90%    10.72%   42.55%    135.42%

BALANCED FUNDS AVERAGE            2.73%    16.52%   84.74%    229.66%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 380 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1998    PAST 1   PAST 5   PAST 10
                                  YEAR     YEARS    YEARS

FIDELITY PURITAN                  19.34%   15.72%   14.43%

S&P 500                           26.91%   20.33%   17.69%

LB AGGREGATE BOND                 10.72%   7.35%    8.94%

BALANCED FUNDS AVERAGE            16.52%   13.01%   12.60%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19980131 19980305 155641 S00000000000001
             Puritan                     S&P 500
LB Aggregate Bond
             00004                       SP001
LB001
  1988/01/31      10000.00                    10000.00
   10000.00
  1988/02/29      10302.53                    10466.00
   10118.70
  1988/03/31      10113.27                    10142.60
   10023.74
  1988/04/30      10254.54                    10255.18
    9969.65
  1988/05/31      10429.05                    10344.40
    9902.63
  1988/06/30      10807.13                    10819.21
   10141.54
  1988/07/31      10832.46                    10778.10
   10088.35
  1988/08/31      10722.70                    10411.64
   10114.80
  1988/09/30      11027.84                    10855.18
   10343.79
  1988/10/31      11207.92                    11156.95
   10538.53
  1988/11/30      11130.74                    10997.41
   10410.51
  1988/12/31      11208.34                    11189.86
   10422.23
  1989/01/31      11761.73                    12008.96
   10572.18
  1989/02/28      11656.32                    11709.94
   10495.55
  1989/03/31      11868.06                    11982.78
   10540.93
  1989/04/30      12269.31                    12604.69
   10761.51
  1989/05/31      12679.48                    13115.18
   11044.30
  1989/06/30      12768.14                    13040.42
   11380.57
  1989/07/31      13473.46                    14217.97
   11622.49
  1989/08/31      13563.89                    14496.64
   11450.29
  1989/09/30      13414.35                    14437.21
   11508.90
  1989/10/31      13013.22                    14102.26
   11792.28
  1989/11/30      13255.76                    14389.95
   11904.68
  1989/12/31      13405.02                    14735.31
   11936.53
  1990/01/31      12837.51                    13746.57
   11794.69
  1990/02/28      12974.49                    13923.90
   11832.85
  1990/03/31      12993.17                    14292.88
   11841.57
  1990/04/30      12675.29                    13935.56
   11733.08
  1990/05/31      13380.58                    15294.28
   12080.48
  1990/06/30      13308.96                    15190.28
   12274.31
  1990/07/31      13187.97                    15141.67
   12444.10
  1990/08/31      12391.45                    13772.86
   12277.92
  1990/09/30      11816.06                    13102.12
   12379.49
  1990/10/31      11611.10                    13045.78
   12536.66
  1990/11/30      12266.98                    13888.54
   12806.53
  1990/12/31      12553.76                    14276.03
   13006.07
  1991/01/31      13116.33                    14898.47
   13166.85
  1991/02/28      13876.85                    15963.71
   13279.24
  1991/03/31      13969.05                    16350.03
   13370.60
  1991/04/30      14085.37                    16389.27
   13515.45
  1991/05/31      14772.72                    17097.28
   13594.48
  1991/06/30      14260.16                    16314.23
   13587.57
  1991/07/31      14753.74                    17074.47
   13775.99
  1991/08/31      15011.26                    17479.14
   14074.11
  1991/09/30      15023.87                    17187.24
   14359.30
  1991/10/31      15241.61                    17417.54
   14519.17
  1991/11/30      14719.04                    16715.62
   14652.30
  1991/12/31      15623.96                    18627.88
   15087.45
  1992/01/31      15756.56                    18281.40
   14882.20
  1992/02/29      16198.53                    18519.06
   14978.96
  1992/03/31      16119.36                    18157.94
   14894.52
  1992/04/30      16645.84                    18691.78
   15002.10
  1992/05/31      16836.27                    18783.37
   15285.19
  1992/06/30      16745.57                    18503.50
   15495.55
  1992/07/31      17255.76                    19260.30
   15811.70
  1992/08/31      17085.70                    18865.46
   15971.87
  1992/09/30      17294.03                    19088.07
   16161.20
  1992/10/31      17163.47                    19154.88
   15946.93
  1992/11/30      17626.38                    19808.06
   15950.53
  1992/12/31      18034.33                    20051.70
   16204.17
  1993/01/31      18548.20                    20220.14
   16514.91
  1993/02/28      18927.49                    20495.13
   16804.00
  1993/03/31      19675.92                    20927.58
   16874.02
  1993/04/30      20047.16                    20421.13
   16991.53
  1993/05/31      20319.40                    20968.42
   17013.16
  1993/06/30      20456.90                    21029.22
   17321.49
  1993/07/31      20757.18                    20945.11
   17419.46
  1993/08/31      21357.75                    21738.93
   17724.79
  1993/09/30      21210.74                    21571.54
   17773.47
  1993/10/31      21762.19                    22018.07
   17839.88
  1993/11/30      21412.49                    21808.90
   17688.12
  1993/12/31      21902.17                    22072.78
   17783.99
  1994/01/31      22875.60                    22823.26
   18024.10
  1994/02/28      22625.28                    22204.75
   17710.96
  1994/03/31      21783.15                    21236.62
   17274.31
  1994/04/30      22021.76                    21508.45
   17136.37
  1994/05/31      22162.11                    21861.19
   17133.97
  1994/06/30      21990.57                    21325.59
   17096.11
  1994/07/31      22542.46                    22025.07
   17435.69
  1994/08/31      23207.55                    22928.10
   17457.33
  1994/09/30      22707.16                    22366.36
   17200.38
  1994/10/31      22973.43                    22869.60
   17185.06
  1994/11/30      22248.58                    22036.69
   17146.89
  1994/12/31      22292.96                    22363.49
   17265.30
  1995/01/31      22187.59                    22943.38
   17606.98
  1995/02/28      22864.96                    23837.48
   18025.60
  1995/03/31      23395.63                    24540.93
   18136.19
  1995/04/30      23865.97                    25263.66
   18389.53
  1995/05/31      24381.82                    26273.45
   19101.15
  1995/06/30      24655.68                    26883.78
   19241.19
  1995/07/31      25480.08                    27775.24
   19198.22
  1995/08/31      25602.21                    27844.96
   19429.92
  1995/09/30      25969.03                    29020.02
   19618.94
  1995/10/31      25551.18                    28916.42
   19874.08
  1995/11/30      26464.27                    30185.85
   20171.90
  1995/12/31      27077.13                    30767.23
   20454.98
  1996/01/31      27459.17                    31814.54
   20590.82
  1996/02/29      27809.37                    32109.46
   20232.90
  1996/03/31      28272.31                    32418.68
   20092.26
  1996/04/30      28288.34                    32896.53
   19979.26
  1996/05/31      28464.64                    33744.93
   19938.69
  1996/06/30      28593.73                    33873.50
   20206.46
  1996/07/31      28043.85                    32376.97
   20261.75
  1996/08/31      28302.62                    33059.80
   20227.79
  1996/09/30      29425.16                    34920.40
   20580.30
  1996/10/31      30139.36                    35883.51
   21036.18
  1996/11/30      31657.04                    38595.94
   21396.50
  1996/12/31      31180.50                    37831.36
   21197.56
  1997/01/31      32247.59                    40195.06
   21262.47
  1997/02/28      32735.91                    40510.19
   21315.36
  1997/03/31      31640.75                    38845.62
   21079.16
  1997/04/30      32936.31                    41164.71
   21394.70
  1997/05/31      34268.36                    43670.82
   21596.95
  1997/06/30      35544.01                    45627.27
   21853.29
  1997/07/31      37475.75                    49257.83
   22442.60
  1997/08/31      35819.98                    46498.41
   22251.17
  1997/09/30      37262.13                    49045.12
   22579.34
  1997/10/31      36499.34                    47407.02
   22906.90
  1997/11/30      37376.55                    49601.49
   23012.38
  1997/12/31      38149.18                    50453.15
   23244.08
  1998/01/30      38483.82                    51011.16
   23542.49
IMATRL PRASUN   SHR__CHT 19980131 19980305 155645 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Puritan Fund on January 31, 1988. As the chart shows, by January 31, 1998, the value of the investment would have grown to $38,484 - a 284.84% increase on the initial investment. For comparison, look at how both the S&P 500 and Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 would have grown to $51,011 - a 410.11% increase. If $10,000 was put in the bond index, it would have grown to $23,542 - a 135.42% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Economic woes in Southeast Asia
and a resulting "flight to quality"
mentality on the part of investors
played leading roles in the
performance of the U.S. stock and
bond markets during the
six-month period that ended
January 31, 1998. During that
period, the Standard & Poor's 500
Index - a measure of the U.S.
stock market based on the
average performance of 500 widely
held stocks - returned 3.56%,
and the Lehman Brothers
Aggregate Bond Index - a
measure of the U.S. taxable bond
market - returned 4.90%. What
began as a trickle in June - with
several small Asian countries
devaluing their currencies -
transformed into a downpour in
October as larger markets such as
Hong Kong became affected. This
crisis brought volatility to markets
across the globe. The previously
surging U.S. stock market cooled
down as a result. Investors
reversed fields, gravitating toward
larger-capitalization stocks
because of their reliable earnings
growth and liquidity. Earlier,
smaller-cap stocks had performed
best due to their superior earnings
growth. In the bond market, an
already-positive environment -
due to a lack of inflationary
pressure - was bolstered as wary
stock investors sought
investments offering lower volatility.
U.S. Treasury securities - with
their reputation as one of the
highest-quality bond investments
in the world - were the most
notable beneficiaries of this flight
to quality.
An interview with Bettina Doulton, Portfolio Manager of Fidelity
Puritan Fund
Q. HOW DID THE FUND PERFORM, BETTINA?
A. For the six months that ended January 31, 1998, the fund returned 2.69%. As such, the fund lagged the 3.56% return of the Standard & Poor's 500 Index and the 4.90% return of the Lehman Brothers Aggregate Bond Index. Performance was more comparable with that of the balanced funds average, which returned 2.73% during the period, according to Lipper Analytical Services. For the 12 months that ended January 31, 1998, the fund returned 19.34%, while the S&P 500 and Lehman Brothers index returned 26.91% and 10.72%, respectively. Given the fund's mix of equities and bonds, performance typically falls between these two benchmarks. The fund's 12-month return compared more favorably with the 16.52% return of the Lipper peer group.
Q. WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST SIX
MONTHS?
A. As I've mentioned before, I'm a firm believer that individual stock selection is the key performance driver. Over the past six months, it was both the best of times and the worst of times for some of the fund's top positions. First, the good news. Pharmaceutical stocks - such as Bristol-Myers Squibb, Schering-Plough and American Home Products - performed well as investors gravitated to their strong, predictable earnings prospects and limited international business risk. Speculation over increased consolidation activity within the sector also provided a performance boost. Home-mortgage financer Freddie Mac also performed well as interest rates declined and its business prospects improved as refinancing activity increased. Now the bad news. Large holdings such as Philip Morris, Citicorp, Royal Dutch Petroleum and AlliedSignal detracted from performance. Philip Morris was plagued by continued uncertainty over the ongoing tobacco industry settlement negotiations; Citicorp was affected by its exposure to the Asian crisis; Royal Dutch traded down in conjunction with declining oil prices; and AlliedSignal's stock was punished when its third-quarter earnings results fell short of expectations. Quite frankly, I'm disappointed by the mixed performance delivered by the fund's top positions over this time period but I remained confident in their long-term prospects.
Q. THE CRISIS IN SOUTHEAST ASIA WAS WELL-DOCUMENTED DURING THE PERIOD. HOW WAS THE FUND AFFECTED, AND WHAT PARTICULAR STRATEGIES DID YOU PURSUE?
A. Overall, I'd say the impact on the fund was mixed. One of the more significant developments that sprang from the Asian crisis was a "flight to quality" by investors. As a result, health care and finance stocks, along with stocks of larger companies - areas in which the fund was amply represented - benefited. But the Asian situation also harmed the fund in a couple of ways. First, a few of the fund's larger finance holdings - namely Citicorp, Chase Manhattan and BankAmerica - came under pressure as concerns rose that problems in their Asian operations would trigger higher credit losses and earnings shortfalls. Second, related to the flight to quality effect, domestic telephone and electric utility stocks rallied, enjoying a nice late-period surge. Unfortunately, the fund was limited in its exposure to these groups due to my concerns about their business fundamentals.
Q. DESPITE THE RECENT VOLATILITY WITH SOME OF THE FUND'S LARGER BANK-RELATED STOCKS, YOU REMAIN COMMITTED TO THE FINANCE AREA. WHY?
A. In recent years, the finance sector has proven to be a fertile source of investment opportunity for the fund. Generally, the stocks have offered many of the characteristics that I look for: attractive valuations, solid-to-improving business prospects and reasonable dividend yields. While the sector has experienced a significant upward revaluation over the past couple of years - that is, investors were willing to pay more for the stocks - I am still optimistic that certain investments remain compelling. For example, I remained confident during the period that Citicorp, despite its recent underperformance, was well-positioned to leverage its global franchises, improve returns and generate significant excess capital over the long term. I'd like to emphasize - as I have in the past - that any investments made in the finance sector reflect individual stock selection and fundamental research. I don't make bets on interest-rate directions or short-term market disruptions.
Q. WHEN OIL PRICES SLUMPED DURING THE PERIOD, ENERGY-RELATED STOCKS SIMULTANEOUSLY SUFFERED. DID YOU REDUCE THE FUND'S ENERGY POSITIONS AS A RESULT?
A. I began reducing the fund's energy holdings during October. My selling of some energy stocks was executed in the context of a more general move to reduce the fund's exposure to cyclical stocks, or those that are more sensitive to the pace of economic growth. The shift away from cyclicals - and specifically energy stocks - reflected concerns that slowdowns in the Southeast Asian economies would result in low demand for commodities. The outlook for supply and demand balances within the energy group further deteriorated as the Organization of Petroleum Exporting Countries (OPEC) raised its production quotas and the resumption of Iraqi oil exports appeared more likely. Now that oil prices have fallen below their historical trading ranges - dragging the stocks down as well - and the stock prices appear to reflect somewhat of a discount due to these problems, these stocks may offer attractive opportunities going forward.
Q. HOW WAS THE BOND PORTION OF THE FUND STRUCTURED DURING THE PERIOD?
A. The fund typically focuses on three sectors of the investment-grade bond market: government bonds, corporate bonds and mortgage-backed securities. U.S. government bonds were far and away the best of the three during the period as they benefited from a flight to quality on the part of investors. U.S. government bonds were also attractive because the U.S. government - for the first time in many years - showed signs of a potential budget surplus for 1998. Such a scenario would reduce the need for the government to borrow money. Corporate bonds, on the other hand were hurt by the events that occurred in Southeast Asia. As interest rates continued to drop - and homeowners took advantage of the lower rates by refinancing their mortgages - I increased the fund's mortgage-related positions. Even though prepayment activity can be a risk to the fund - since the bondholder must turn around and invest assets at prevailing interest rate levels
- the mortgage market remained attractively priced through much of the period.
Q. WHAT'S YOUR OUTLOOK?
A. Generally, I remain optimistic. This favorable outlook reflects my belief that the supportive tripod of growing corporate profits, continuing mutual fund inflows and low interest rates will remain intact. This optimism, though, could be tempered by concerns that the Asian crises are slowing global trade and are likely to cause some earnings disappointments. At the very least, volatility in the markets is likely to persist as investors react to the latest news on Southeast Asia, domestic labor markets or rising tensions with Iraq. Should the U.S. economy sustain its growth track, the European economic recovery continue and the "Asian flu" be contained, investors may begin to focus on opportunities more tied to improving global economies than the safe opportunities that have performed well recently.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

BETTINA DOULTON ON HOW
EUROPE CAN PLAY A KEY ROLE IN
THE FUTURE DIRECTION OF GLOBAL
MARKETS:
"When the problems in Southeast
Asia arrived, I expected the recent
European economic recovery to
falter since many European
countries have significant
exporting relationships with Asia.
As the period came to a close,
however, I was pleasantly
surprised.
"As I've talked with companies, all
indications are that consumer
confidence in Europe is stabilizing
and that the underlying economies
are solid. A healthy situation in
Europe could help world markets
offset the negative ramifications
from Asia.
"Going forward, it may make some
sense to consider investment
opportunities in Europe. Many
companies there are initiating
western-style restructuring
programs and could be
beneficiaries of improved local
economies. While investing overseas
certainly has its share of unique
risks - one of those being that the
continued strength of the U.S.
dollar could cut into foreign gains
for dollar-based investors -
Europe could present some
hard-to-turn-down opportunities."
FUND FACTS
GOAL: high income with
preservation of capital. The
fund also considers the
potential for the growth of
capital.
FUND NUMBER: 004
TRADING SYMBOL: FPURX
START DATE: April 16, 1947
SIZE: as of January 31, 1998,
more than $23.0 billion
MANAGER: Bettina Doulton,
since 1996; manager, Fidelity
Equity-Income II Fund, since
1996; joined Fidelity in 1986
(checkmark)
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF JANUARY 31, 1998
                                % OF FUND'S    % OF FUND'S INVESTMENTS
                                INVESTMENTS    IN THESE STOCKS
                                               6 MONTHS AGO

GENERAL ELECTRIC CO.            2.6            2.7

CITICORP                        2.5            2.7

PHILIP MORRIS COMPANIES, INC.   2.4            2.6

AMERICAN HOME PRODUCTS CORP.    2.3            1.2

BANKAMERICA CORP.               2.0            2.2

TOP FIVE BOND ISSUERS AS OF JANUARY 31, 1998

(WITH MATURITIES OF MORE THAN ONE YEAR)    % OF FUND'S    % OF FUND'S INVESTMENTS
                                           INVESTMENTS    IN THESE BOND ISSUERS
                                                          6 MONTHS AGO

FANNIE MAE                                 7.3            3.8

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION   2.3            2.3

U.S. TREASURY                              2.0            8.1

WORLDCOM, INC. (VARIOUS ISSUES)            0.4            0.3

RAYTHEON CO. (VARIOUS ISSUES)              0.3            -


TOP FIVE MARKET SECTORS AS OF JANUARY 31, 1998
              % OF FUND'S    % OF FUND'S INVESTMENTS
              INVESTMENTS    IN THESE MARKET SECTORS
                             6 MONTHS AGO

FINANCE       21.9           21.0

HEALTH        8.4            7.9

NONDURABLES   7.9            8.8

UTILITIES     6.9            3.3

ENERGY        6.4            7.8

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JANUARY 31, 1998 * AS OF JULY 31, 1997 **
ROW: 1, COL: 1, VALUE: 58.1
ROW: 1, COL: 2, VALUE: 31.7
ROW: 1, COL: 3, VALUE: 1.7
ROW: 1, COL: 4, VALUE: 8.5
STOCKS 63.8%
BONDS 33.4%
CONVERTIBLE
SECURITIES 0.6%
SHORT-TERM
INVESTMENTS 2.2%
FOREIGN
INVESTMENTS 10.9%
STOCKS 59.1%
BONDS 31.7%
CONVERTIBLE
SECURITIES 0.7%
SHORT-TERM
INVESTMENTS 8.5%
FOREIGN
INVESTMENTS 9.3%
ROW: 1, COL: 1, VALUE: 63.8
ROW: 1, COL: 2, VALUE: 32.4
ROW: 1, COL: 3, VALUE: 1.6
ROW: 1, COL: 4, VALUE: 2.2
*
**
INVESTMENTS JANUARY 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 57.7%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 3.4%
AEROSPACE & DEFENSE - 2.5%
AlliedSignal, Inc.   7,342,100 $ 285,883
Lockheed Martin Corp.  1,496,200  155,698
Sundstrand Corp.  1,047,500  57,023
Textron, Inc.   565,400  33,818
United Technologies Corp.  908,200  74,132
  606,554
DEFENSE ELECTRONICS - 0.5%
Raytheon Co. Class B  2,304,600  120,127
SHIP BUILDING & REPAIR - 0.4%
General Dynamics Corp.  1,132,100  97,644
TOTAL AEROSPACE & DEFENSE   824,325
BASIC INDUSTRIES - 1.3%
CHEMICALS & PLASTICS - 0.7%
Air Products & Chemicals, Inc.   1,068,800  85,571
Monsanto Co.   1,036,800  49,183
Praxair, Inc.   750,500  31,099
  165,853
METALS & MINING - 0.2%
Aluminum Co. of America  735,000  56,136
PAPER & FOREST PRODUCTS - 0.4%
Kimberly-Clark Corp.  1,976,500  103,149
TOTAL BASIC INDUSTRIES   325,138
CONSTRUCTION & REAL ESTATE - 0.3%
BUILDING MATERIALS - 0.2%
Masco Corp.  1,134,900  55,894
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Equity Office Properties Trust  252,700  7,660
Equity Residential Properties Trust (SBI)  152,900  7,817
Public Storage, Inc.   133,700  4,395
  19,872
TOTAL CONSTRUCTION & REAL ESTATE   75,766
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - 0.6%
AUTOS, TIRES, & ACCESSORIES - 0.2%
Goodyear Tire & Rubber Co.   49,100 $ 3,075
Ford Motor Co.   749,600  38,230
  41,305
CONSUMER DURABLES - 0.4%
Minnesota Mining & Manufacturing Co.   1,325,800  110,704
TOTAL DURABLES   152,009
ENERGY - 6.1%
ENERGY SERVICES - 0.1%
Halliburton Co.   450,000  20,222
Schlumberger Ltd.   83,000  6,116
  26,338
OIL & GAS - 6.0%
Amoco Corp.   893,200  72,684
British Petroleum PLC:
 Ord.   9,670,794  130,643
 ADR  3,586,089  288,008
Chevron Corp.   1,115,100  83,423
Exxon Corp.   1,400,700  83,079
Harcor Energy, Inc. warrants 7/24/00 (a)  165,000  21
Mobil Corp.   1,152,600  78,521
Royal Dutch Petroleum Co. Ord.   592,800  30,983
Royal Dutch Petroleum Co. (NY shares)  6,517,600  334,027
Texaco, Inc.   3,551,900  184,921
Total SA:
 Class B  290,700  30,233
 sponsored ADR  353,200  18,322
USX-Marathon Group  3,487,600  117,053
  1,451,918
TOTAL ENERGY   1,478,256
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 15.8%
BANKS - 8.0%
Banc One Corp.   1,526,000 $ 85,265
Bank of New York Co., Inc.   1,420,100  76,952
BankAmerica Corp.   6,647,800  472,409
Chase Manhattan Corp.  2,406,300  257,925
Citicorp  5,087,400  605,401
National City Corp.   239,304  14,403
NationsBank Corp.   3,753,400  225,204
U.S. Bancorp  882,500  96,634
Wells Fargo & Co.   279,300  86,304
  1,920,497
CREDIT & OTHER FINANCE - 2.5%
American Express Co.   5,575,627  466,610
Beneficial Corp.   613,600  47,631
First Chicago NBD Corp.   450,000  33,581
Household International, Inc.   300,400  37,400
Olympic Financial Ltd. warrants 3/15/07 (a)  361  4
Transamerica Corp.   105,700  10,861
  596,087
FEDERAL SPONSORED CREDIT - 2.9%
Freddie Mac  9,074,900  403,833
Fannie Mae  4,809,450  296,984
  700,817
INSURANCE - 2.0%
Allstate Corp.   2,457,522  217,491
American International Group, Inc.   403,900  44,555
Hartford Financial Services Group, Inc.   1,562,300  140,607
St. Paul Companies, Inc. (The)  574,500  49,981
Travelers Group, Inc. (The)  799,999  39,600
  492,234
SAVINGS & LOANS - 0.4%
Washington Mutual, Inc.   1,524,560  97,953
SECURITIES INDUSTRY - 0.0%
ECM Corp. LP (a)(g)  6,318  693
TOTAL FINANCE   3,808,281
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 8.3%
DRUGS & PHARMACEUTICALS - 7.5%
American Home Products Corp.   5,918,100 $ 564,809
Bristol-Myers Squibb Co.   4,434,900  442,104
Glaxo PLC sponsored ADR  735,600  39,584
Merck & Co., Inc.   2,303,800  270,121
Schering-Plough Corp.   3,450,400  249,723
SmithKline Beecham PLC ADR  3,698,900  233,262
  1,799,603
MEDICAL EQUIPMENT & SUPPLIES - 0.8%
Baxter International, Inc.   1,700,100  94,674
Johnson & Johnson  1,550,000  103,753
  198,427
MEDICAL FACILITIES MANAGEMENT - 0.0%
Tenet Healthcare Corp. (a)  113,900  3,930
TOTAL HEALTH   2,001,960
HOLDING COMPANIES - 0.1%
CINergy Corp.   343,900  11,865
INDUSTRIAL MACHINERY & EQUIPMENT - 5.1%
ELECTRICAL EQUIPMENT - 3.1%
Emerson Electric Co.   956,600  57,874
General Electric Co.   8,100,900  627,820
Honeywell, Inc.   765,100  53,605
  739,299
INDUSTRIAL MACHINERY & EQUIPMENT - 1.3%
Cooper Industries, Inc.   1,771,104  93,979
Tyco International Ltd.  4,913,132  218,020
  311,999
POLLUTION CONTROL - 0.7%
Browning-Ferris Industries, Inc.   4,140,400  143,103
Waste Management, Inc.  1,248,500  29,340
  172,443
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   1,223,741
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - 0.5%
BROADCASTING - 0.2%
Benedek Communications Corp. warrants 7/1/00 (a)  51,900 $ 104
CS Wireless Systems, Inc. (a)(g)  911  -
Orion Network Systems, Inc. warrants 1/15/07 (a)  8,090  105
Orion Network Systems, Inc. warrants 1/15/07 (a)  41,555  457
Teletrac Holdings, Inc. warrants 8/1/07 (a)  7,220  361
Time Warner, Inc.   673,500  43,230
UIH Australia/Pacific, Inc. warrants 5/15/06 (a)  26,110  313
  44,570
ENTERTAINMENT - 0.0%
Cedar Fair LP (depositary unit)  300,000  7,931
Live Entertainment, Inc.:
 $2.00 warrants 3/28/98 (a)(h)  256,000  -
 $2.72 warrants 3/28/98 (a)(h)  244,705  -
  7,931
LEISURE DURABLES & TOYS - 0.0%
IHF Capital, Inc.:
 Series H warrants 11/15/04 (a)(g)  10,225  1,534
 Series I warrants 11/14/99 (a)(g)  5,050  202
  1,736
LODGING & GAMING - 0.0%
Bally Gaming International, Inc. warrants 7/29/98 (a) 135,000 84 Motels of America, Inc. (a) 3,000 75
  159
PUBLISHING - 0.3%
McGraw-Hill, Inc.   784,600  54,775
TOTAL MEDIA & LEISURE   109,171
NONDURABLES - 7.3%
BEVERAGES - 0.0%
Coca-Cola Co. (The)  180,300  11,674
FOODS - 1.4%
Flowers Industries, Inc.   1,546,600  35,668
Heinz (H.J.) Co.   2,446,000  135,600
Nabisco Holdings Corp. Class A  1,316,200  54,458
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
FOODS - CONTINUED
Quaker Oats Co.   40,100 $ 2,155
Sara Lee Corp.   2,062,100  112,513
  340,394
HOUSEHOLD PRODUCTS - 2.8%
Gillette Co.   224,700  22,189
Procter & Gamble Co.   2,383,000  186,768
Renaissance Cosmetics, Inc. warrants 8/31/06 (a)(g)  10,000  -
Unilever:
 PLC Ord.   10,615,600  83,538
 NV Ord.   600,000  34,385
 NV ADR  6,120,600  349,257
  676,137
TOBACCO - 3.1%
Philip Morris Companies, Inc.   14,045,240  582,877
RJR Nabisco Holdings Corp.   5,183,700  163,287
  746,164
TOTAL NONDURABLES   1,774,369
RETAIL & WHOLESALE - 1.7%
APPAREL STORES - 0.0%
Lamonts Apparel, Inc. (a)  50,220  6
Lamonts Apparel, Inc. warrants 6/10/99 (a)  92,674  -
  6
DRUG STORES - 0.4%
CVS Corp.   544,000  35,666
Rite Aid Corp.   828,200  51,711
  87,377
GENERAL MERCHANDISE STORES - 1.2%
Penney (J.C.) Co., Inc.   1,065,000  71,754
Wal-Mart Stores, Inc.   5,596,700  223,168
  294,922
GROCERY STORES - 0.1%
American Stores Co.   556,500  12,104
Food 4 Less Holdings, Inc. (a)   235,622  3,475
  15,579
TOTAL RETAIL & WHOLESALE   397,884
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - 0.7%
LEASING & RENTAL - 0.1%
Ryder Systems, Inc.   548,300 $ 18,368
PRINTING - 0.6%
Deluxe Corp.   1,186,000  39,138
Donnelley (R.R.) & Sons Co.   3,244,900  121,075
  160,213
TOTAL SERVICES   178,581
TECHNOLOGY - 2.2%
COMPUTERS & OFFICE EQUIPMENT - 2.2%
International Business Machines Corp.   837,200  82,621
Pitney Bowes, Inc.   6,932,480  318,028
Xerox Corp.   1,756,300  141,163
  541,812
TRANSPORTATION - 0.3%
RAILROADS - 0.3%
Burlington Northern Santa Fe Corp.   391,300  33,945
Union Pacific Corp.   677,400  40,644
  74,589
UTILITIES - 4.0%
CELLULAR - 0.0%
McCaw International Ltd. warrants 4/15/07 (a)(g) 40,280 101 Microcell Telecommunications, Inc. warrants 6/1/06 (a)(g) 110,880 1,457
Powertel, Inc. warrants 2/1/06 (a)  25,856  259
  1,817
ELECTRIC UTILITY - 0.4%
Allegheny Energy, Inc.   244,700  7,494
CMS Energy Corp.   1,616,800  68,815
Duke Energy Corp.   205,000  11,108
  87,417
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
GAS - 0.1%
Consolidated Natural Gas Co.   453,700 $ 24,642
TELEPHONE SERVICES - 3.5%
AT&T Corp.   4,336,900  271,598
ALLTEL Corp.   611,900  26,159
Ameritech Corp.  2,722,800  116,910
BCE, Inc.   1,585,400  49,668
BellSouth Corp.   604,200  36,592
Frontier Corp.   422,700  11,017
GTE Corp.   2,478,200  135,217
Hyperion Telecommunications, Inc. warrants
4/15/01 (a)(g)  19,130  1,148
Optel Communications Corp. warrants 12/29/04 (a)(h) 1,706,343 506 RSL Communications Ltd. /RSL Communications PLC
warrants 11/15/06 (a)  5,920  509
SBC Communications, Inc.   2,396,300  186,312
Sprint Corp.   200,000  11,875
  847,511
TOTAL UTILITIES   961,387
TOTAL COMMON STOCKS
(Cost $10,014,460)   13,939,134
PREFERRED STOCKS - 1.8%
CONVERTIBLE PREFERRED STOCKS - 0.4%
DURABLES - 0.0%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Republic Industries, Inc. $1.55  521,000  11,071
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
Loral Space & Communications Ltd., Series C, $3.00 (g)  300,000
19,013
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - CONTINUED
MEDIA & LEISURE - 0.2%
BROADCASTING - 0.0%
Benedek Communications Corp. 15% (a)  54,064 $ 7,461
LODGING & GAMING - 0.2%
Host Marriott Financial Trust $3.375 QUIPS (g)  534,900  28,818
TOTAL MEDIA & LEISURE   36,279
RETAIL & WHOLESALE - 0.1%
APPAREL STORES - 0.1%
TJX Companies, Inc., Series E, $7.00  63,000  21,735
TOTAL CONVERTIBLE PREFERRED STOCKS   88,098
NONCONVERTIBLE PREFERRED STOCKS - 1.4%
FINANCE - 0.0%
INSURANCE - 0.0%
American Annuity Group Capital Trust II 8 3/4%  6,030  6,589
SIG Capital Trust I 9 1/2%  560  605
  7,194
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
ELECTRICAL EQUIPMENT - 0.0%
Ampex Corp. 8% (a)(h)  2,581  2,006
Echostar Communications Corp.
12 1/8%, pay-in-kind  1,499  1,641
  3,647
MEDIA & LEISURE - 0.8%
BROADCASTING - 0.7%
Adelphia Communications Corp. $13  38,030  4,430
American Radio Systems Corp. 11 3/8%, pay-in-kind 145,331 16,713 PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Cablevision Systems Corp. pay-in-kind:
 11 1/8%, depositary shares  238,294 $ 27,344
 Series H, $11.75  123,363  14,433
Capstar Broadcasting Partners, Inc. 12%, pay-in-kind 12,073 1,370 Chancellor Media Corp.:
 12%, pay-in-kind  52,902  6,256
 Series A, 12 1/4%  64,300  9,131
Citadel Broadcasting Co., Series B, 13 1/4%, pay-in-kind  81,565
9,706
Granite Broadcasting Corp. 12 3/4%, pay-in-kind  5,832  6,794
SFX Broadcasting, Inc. 12 5/8%  14,965  1,743
Time Warner, Inc., Series M, 10 1/4%, pay-in-kind  58,583  67,370
  165,290
PUBLISHING - 0.1%
Primedia, Inc.:
 Series B, $11.625, pay-in-kind  42,829  4,518
 Series D, $10  161,300  16,937
  21,455
TOTAL MEDIA & LEISURE   186,745
NONDURABLES - 0.0%
HOUSEHOLD PRODUCTS - 0.0%
Renaissance Cosmetics, Inc. 14%, pay-in-kind  11,904  2,143
TECHNOLOGY - 0.2%
COMMUNICATIONS EQUIPMENT - 0.2%
Intermedia Communications, Inc. 13 1/2%, pay-in-kind 28,370 34,966 UTILITIES - 0.4%
CELLULAR - 0.1%
Nextel Communications, Inc., Series D, 13%, pay-in-kind  21,515
24,957
ELECTRIC UTILITY - 0.0%
Entergy Gulf States, Inc., Series A, adj. rate 34,800 3,497 PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - 0.3%
American Communications Services, Inc.:
 12 3/4%, pay-in-kind  7,546 $ 8,527
 14 3/4%, pay-in-kind  2,170  2,550
Hyperion Telecommunications, Inc. 12 7/8%,
pay-in-kind (Reg.)  10,725  11,932
ICG Holdings, Inc. 14 1/4%, pay-in-kind  14,354  17,153
NEXTLINK Communications, Inc. 14%, pay-in-kind 486,525 30,165 Winstar Communications, Inc. 14 1/2% (a)(g) 8,276 9,683
  80,010
TOTAL UTILITIES   108,464
TOTAL NONCONVERTIBLE PREFERRED STOCKS   343,159
TOTAL PREFERRED STOCKS
(Cost $384,486)   431,257
CORPORATE BONDS - 17.5%
 MOODY'S RATINGS PRINCIPAL
 (UNAUDITED) (I) AMOUNT (000S) (D)
CONVERTIBLE BONDS - 0.3%
MEDIA & LEISURE - 0.2%
BROADCASTING - 0.2%
Time Warner, Inc. liquid yield option notes
0%, 6/22/13  Ba1 $ 94,450  48,583
RETAIL & WHOLESALE - 0.1%
GENERAL MERCHANDISE STORES - 0.1%
Federated Department Stores, Inc.
5%, 10/1/03  Baa  16,700  22,305
TECHNOLOGY - 0.0%
COMPUTERS & OFFICE EQUIPMENT - 0.0%
Unisys Corp. 8 1/4%, 3/15/06  B3  4,000  9,965
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (I) AMOUNT (000S) (D) (000S)
CONVERTIBLE BONDS - CONTINUED
UTILITIES - 0.0%
TELEPHONE SERVICES - 0.0%
GST Telecommunications, Inc. 0%,
12/15/05 (e)(g)  - $ 40 $ 39
TOTAL CONVERTIBLE BONDS   80,892
NONCONVERTIBLE BONDS - 17.2%
AEROSPACE & DEFENSE - 0.8%
AEROSPACE & DEFENSE - 0.4%
Alliant Techsystems, Inc. 11 3/4%, 3/1/03  B2  730  802
Argo-Tech Corp. 8 5/8%, 10/1/07  B3  3,140  3,218
Fairchild Corp. 12%, 10/15/01  B-  1,250  1,250
Lockheed Martin Corp. 7.20%, 5/1/36  A3  74,700  82,208
RHI Holdings, Inc. 11 7/8%, 3/1/99  B2  1,533  1,533
  89,011
DEFENSE ELECTRONICS - 0.4%
Raytheon Co.:
 6.30%, 8/15/00  Baa  49,000  49,444
 6.45%, 8/15/04  Baa  33,950  34,452
Tracor, Inc. 8 1/2%, 3/1/07  B1  4,990  5,196
  89,092
SHIP BUILDING & REPAIR - 0.0%
Newport News Shipbuilding, Inc.:
8 5/8%, 12/1/06  Ba2  370  394
 9 1/4%, 12/1/06  B1  2,430  2,600
  2,994
TOTAL AEROSPACE & DEFENSE   181,097
BASIC INDUSTRIES - 1.0%
CHEMICALS & PLASTICS - 0.4%
Atlantis Group, Inc. 11%, 2/15/03  B2  5,260  5,405
Freedom Chemical Co. 10 5/8%, 10/15/06  B3  12,920  15,116
Huntsman Corp. 9 1/2%, 7/1/07 (g)  B2  14,540  14,976
Koppers Industries, Inc. 9 7/8%, 12/1/07 (g)  B2  4,345  4,562
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (I) AMOUNT (000S) (D) (000S)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
CHEMICALS & PLASTICS - CONTINUED
Methanex Corp. yankee 8 7/8%, 11/15/01  A2 $ 25,455 $ 26,792
Sovereign Specialty Chemicals, Inc.
9 1/2%, 8/1/07 (g)  B3  250  263
Sterling Chemicals Holdings, Inc.:
11 3/4%, 8/15/06  B3  10,710  10,978
 11 1/4%, 4/1/07  B3  9,730  9,876
  87,968
IRON & STEEL - 0.1%
GS Technologies Operating, Inc.
12 1/4%, 10/1/05  B2  3,560  4,009
Republic Engineered Steels, Inc.
9 7/8%, 12/15/01  Caa  13,590  13,556
WCI Steel, Inc. 10%, 12/1/04  B2  5,980  6,234
  23,799
METALS & MINING - 0.0%
Commonwealth Aluminum Corp.
10 3/4%, 10/1/06  B2  8,140  8,608
PACKAGING & CONTAINERS - 0.1%
Crown Cork & Seal, Inc. 5 7/8%, 4/15/98  Baa  15,250  15,256
Gaylord Container Corp., Series B,
9 3/4%, 6/15/07  B3  2,040  2,076
Huntsman Packaging Corp.
9 1/8%, 10/1/07 (g)  B2  880  912
Norampac, Inc. 9 1/2%, 2/1/08 (g)  B2  530  541
  18,785
PAPER & FOREST PRODUCTS - 0.4%
APP Finance II Mauritius Ltd. 12%, 3/15/04 B3 13,365 10,024 Ainsworth Lumber Co. Ltd.
12 1/2%, 7/15/07 pay-in-kind  B3  3,600  3,600
American Pad & Paper Co., Inc.
13%, 11/15/05  B3  4,980  5,217
Doman Industries Ltd.:
 yankee 8 3/4%, 3/15/04  B1  14,850  14,367
 9 1/4%, 11/15/07 (g)  B1  4,440  4,318
Great Northern Nekoosa Corp. 9 1/8%, 2/1/98  Baa  7,800  7,800
Indah Kiat Finance Mauritius Ltd. 10%, 7/1/07 B2 6,000 4,620 Mail-Well Corp. 10 1/2%, 2/15/04 B 1,160 1,232
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (I) AMOUNT (000S) (D) (000S)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - CONTINUED
Omega Cabinets Ltd. 10 1/2%, 6/15/07  B3 $ 2,140 $ 2,276
Paperboard Industries International, Inc.
8 3/8%, 9/15/07 (g)  Ba3  220  228
Pindo Deli Finance Mauritius Ltd.
10 1/4%, 10/1/02 (g)  Caa  2,740  2,082
SD Warren Co., Series B, 12%, 12/15/04  B1  4,920  5,492
Stone Container Corp.:
 12 5/8%, 7/15/98  B2  13,030  13,323
 11 7/8%, 12/1/98  B2  4,340  4,465
 10 3/4%, 10/1/02  B1  7,700  8,143
Tembec Finance Corp. yankee 9 7/8%, 9/30/05  B1  3,545  3,740
Tjiwi Kimia Mauritius Ltd. 10%, 8/1/04 (g)  Ba3  6,930  5,267
  96,194
TOTAL BASIC INDUSTRIES   235,354
CONSTRUCTION & REAL ESTATE - 0.1%
BUILDING MATERIALS - 0.1%
American Architectural Products, Inc.
11 3/4%, 12/1/07 (g)  Caa  4,710  4,863
American Standard, Inc. 7 3/8%, 2/1/08  Ba3  11,885  11,855
Insiloc Corp. 10 1/4%, 8/15/07  B3  2,990  3,188
  19,906
DURABLES - 0.4%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Blue Bird Body Co. 10 3/4%, 11/15/06  B2  2,350  2,579
HOME FURNISHINGS - 0.1%
Guitar Center Management Co., Inc.
11%, 7/1/06  B1  4,367  4,847
Interlake Corp. 12 1/8%, 3/1/02  B3  10,815  11,194
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (I) AMOUNT (000S) (D) (000S)
NONCONVERTIBLE BONDS - CONTINUED
DURABLES - CONTINUED
HOME FURNISHINGS - CONTINUED
Knoll, Inc. 10 7/8%, 3/15/06  B1 $ 2,661 $ 3,014
Sealy Mattress Co.:
 0%, 12/15/07 (e)(g)  B3  3,530  2,277
 9 7/8%, 12/15/07 (g)  B3  1,700  1,798
  23,130
TEXTILES & APPAREL - 0.3%
Levi Strauss & Co.:
 6.80%, 11/1/03 (g)  Baa  30,210  31,151
 7%, 11/1/06 (g)  Baa  4,600  4,688
Nine West Group, Inc.:
 8 3/8%, 8/15/05 (g)  Ba2  5,850  5,850
 9%, 8/15/07 (g)  Ba3  4,030  4,000
Pillowtex Corp. 9%, 12/15/07 (g)  B2  310  325
Polymer Group, Inc. 9%, 7/1/07  B2  12,000  12,420
Synthetic Industries, Inc. 9 1/4%, 2/15/07  B2  5,820  6,184
Westpoint Stevens, Inc. 8 3/4%, 12/15/01  Ba3  3,900  4,075
Worldtex, Inc. 9 5/8%, 12/15/07 (g)  B1  5,620  5,873
  74,566
TOTAL DURABLES   100,275
ENERGY - 0.3%
ENERGY SERVICES - 0.0%
DI Industries, Inc. 8 7/8%, 7/1/07  B1  4,390  4,599
OIL & GAS - 0.3%
Belden & Blake Corp. 9 7/8%, 6/15/07  B3  3,785  3,785
Canadian Forest Oil Ltd.:
 8 3/4%, 9/15/07 (g)  B2  1,250  1,261
 8 3/4%, 9/15/07  B2  410  411
Chesapeake Energy Corp.:
 7 7/8%, 3/15/04  Ba3  640  630
 9 1/8%, 4/15/06  Ba3  1,860  1,897
 8 1/2%, 3/15/12  Ba3  450  446
Cross Timbers Oil Co.:
 9 1/4%, 4/1/07  B2  8,560  9,009
 8 3/4%, 11/1/09  B2  2,970  3,029
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (I) AMOUNT (000S) (D) (000S)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Flores & Rucks, Inc. 9 3/4%, 10/1/06  B3 $ 7,925 $ 8,638
Harcor Energy, Inc. 14 7/8%, 7/15/02  B3  6,530  7,510
Occidental Petroleum Corp. 8 1/2%, 11/9/01  Baa  5,900  6,409
Ocean Energy, Inc. 8 7/8%, 7/15/07  B3  8,420  8,862
Pennzoil Co. 9 5/8%, 11/15/99  Baa  5,410  5,731
Plains Resources, Inc.:
 Series B, 10 1/4%, 3/15/06  B2  3,510  3,791
 Series D, 10 1/4%, 3/15/06  B2  1,905  2,048
Southwest Royalties, Inc. 10 1/2%,
10/15/04 (g)  B3  640  598
  64,055
TOTAL ENERGY   68,654
FINANCE - 6.1%
ASSET-BACKED SECURITIES - 1.4%
Airplanes Pass Through Trust Class D
10 7/8%, 3/15/19  Ba2  11,560  12,918
Arcadia Automobile Receivables Trust
6 1/2%, 6/17/02  Aaa  15,835  16,008
Capital Equipment Receivables Trust
6.11%, 7/15/99  Aaa  76,770  77,157
Chase Manhattan Grantor Trust:
6.61%, 9/15/02  Aaa  24,323  24,543
 6.76%, 9/15/02  A3  6,370  6,424
Chevy Chase Auto Receivables Trust:
6.60%, 12/15/02  Aaa  10,468  10,563
 5.90%, 7/15/03  Aaa  25,733  25,753
Contimortgage Home Equity Loan Trust
6.26%, 7/15/12  Aaa  34,000  34,186
Ford Credit Auto Owner Trust
6.40%, 5/15/02  A1  19,240  19,510
Ford Credit Grantor Trust 5.90%, 10/15/00   Aaa  6,626  6,636
General Motors Acceptance Corp. Grantor Trust
1995-A, 7.15%, 3/15/00   Aaa  2,904  2,916
Key Auto Finance Trust Class C 6.65%, 10/15/03   Baa  6,800  6,828
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (I) AMOUNT (000S) (D) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
Key Plastics, Inc. 10 1/4%, 3/15/07   A2 $ 23,190 $ 23,384
KeyCorp Auto Grantor Trust 5.80%, 7/15/00   A3  641  637
MBNA Master Credit Card Trust II Class A
6.55%, 1/15/07  Aaa  34,000  35,159
Premier Auto Trust:
 4.90%, 12/15/98  Aaa  118  118
 4.95%, 2/2/99   A2  513  512
Sears Credit Account Master Trust II
6 1/2%, 10/15/03   Aaa  34,060  34,390
Standard Credit Card Master Trust I
7.65%, 2/15/00  A2  3,800  3,804
Union Federal Savings Bank Grantor Trust
8.20%, 1/10/01  Baa  546  553
  341,999
BANKS - 1.9%
ABN Amro Bank NV
6 5/8%, 10/31/01  Aa3  28,500  29,159
Banc One Corp. 6.70%, 3/24/00  Aa3  23,130  23,524
Bank of New York Institutional Capital Trust A
7.78%, 10/1/26 (g)  A1  50,000  52,227
Banco Latinoamericano Exportaciones SA
euro 6.90%, 12/4/99 (g)  Baa  10,550  10,745
Banponce Financial Corp.:
 6.66%, 3/26/01  A3  10,000  10,171
 6 3/4%, 8/9/01  A3  18,240  18,609
Capital One Bank:
 6.74%, 5/31/99  Baa  14,195  14,380
 7.20%, 7/19/99  Baa  22,000  22,385
 6.42%, 11/12/99  Baa  25,000  25,211
Citicorp. 7.20%, 6/15/07  A1  19,730  20,895
First Chicago Institutional Capital B
7 3/4%, 12/1/26 (g)  A1  35,000  37,056
First Fidelity Bancorp. 8 1/2%, 4/1/98  A2  7,485  7,516
First Maryland Bancorp 10 3/8%, 8/1/99  A3  8,345  8,882
First USA Bank 6 1/2%, 12/23/99  Aa2  29,500  29,863
Firstar Corp. 7.15%, 9/1/00  A3  11,970  12,049
Hartford National Corp. 9.85%, 6/1/99  A3  2,000  2,096
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (I) AMOUNT (000S) (D) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
BANKS - CONTINUED
Kansallis-Osake-Pankki 10%, 5/1/02  A3 $ 5,285 $ 6,041
Merchants National Corp. 9 7/8%, 10/1/99  A2  6,850  7,286
Midlantic Corp.:
 9 7/8%, 12/1/99  A3  18,227  19,458
 9.2%, 8/1/01  A3  11,550  12,702
NB Capital Trust IV 8 1/4%, 4/15/27  A1  11,600  12,604
NationsBank Corp. 5 1/8%, 9/15/98  Aa3  1,642  1,636
Provident Bank
6 1/8%, 12/15/00  A3  27,500  27,609
Shawmut National Corp. 8 5/8%, 12/15/99  A3  7,440  7,792
Signet Banking Corp.:
 5 7/8%, 4/15/98 (j)  A2  6,210  6,202
 9 5/8%, 6/1/99  A2  7,500  7,840
Summit Bancorp. 8 5/8%, 12/10/02  BBB  6,750  7,452
Union Planters National Bank
6.81%, 8/20/01  A3  13,000  13,228
United Virginia Bankshares, Inc.
8 5/8%, 4/15/98  Baa  1,522  1,530
  456,148
CREDIT & OTHER FINANCE - 2.4%
AT&T Capital Corp.:
 6.65%, 4/30/99  Baa  40,260  40,666
 6.41%, 8/13/99  Baa  6,500  6,544
Ahmanson Capital Trust I 8.36%, 12/1/26 (g)  Baa  15,500  17,106
Arcadia Financial Ltd. 11 1/2%, 3/15/07  B2  1,940  1,901
Associates Corp. of North America
6 1/2%, 9/9/98  Aa3  50,000  50,244
BankBoston Capital Trust II 7 3/4%, 12/15/26  Baa  37,000  37,628
CIT Group Holdings, Inc. 6 1/4%, 9/30/99  Aa3  45,890  46,226
Chase Capital I 7.67%, 12/1/26  A1  45,040  45,852
Chrysler Financial Corp. 6 3/8%, 1/28/00  A3  29,710  29,994
Cityscape Financial Corp. 12 3/4%, 6/1/04  Caa  7,410  3,483
Delta Financial Corp. 9 1/2%, 8/1/04  B1  1,550  1,488
Finova Capital Corp. 6.27%, 9/29/00  Baa  2,080  2,094
First Security Capital I 8.41%, 12/15/26  A3  22,920  25,416
First Union Institutional Capital I 8.04%, 12/1/26 A1 15,000 15,962 Fleet Financial Group, Inc. 7 5/8%, 12/1/99 A3 3,520 3,623
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (I) AMOUNT (000S) (D) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Fleet Mortgage Group, Inc. 6 1/2%, 6/15/00  A2 $ 3,900 $ 3,956
Ford Motor Credit Co. euro 8 5/8%, 1/24/00  A1  7,250  7,594
General Electric Capital Corp.
6.94%, 4/13/09 (f)  Aaa  25,630  25,953
General Motors Acceptance Corp.:
 8 5/8%, 6/15/99  A3  6,400  6,630
 8%, 10/1/99  A3  11,200  11,583
 6.65%, 5/24/00  A3  5,950  6,052
Imperial Credit Capital Trust I
10 1/4%, 6/14/02 (g)  B2  3,600  3,564
Imperial Credit Industries, Inc. 9 7/8%, 1/15/07  B2  9,577  9,385
JPM Capital Trust II 7.95%, 2/1/27  Aa2  24,420  25,697
KeyCorp Institutional Capital Series A
7.826%, 12/1/26  A1  19,000  19,718
MCN Investment Corp. 5.84%, 2/1/99  Baa  11,820  11,819
Nordstrom Credit, Inc. 7 1/4%, 4/30/02  A2  21,150  22,285
Ocwen Capital Trust 10 7/8%, 8/1/27  B2  3,540  3,894
Olympic Financial Ltd. 11 1/2%, 3/15/07  B2  6,750  6,581
PNC Institutional Capital Trust
8.315%, 5/15/27 (g)  A2  19,000  20,888
U.S. West Capital Funding, Inc. 6.95%, 1/15/37  Baa  16,000  16,650
Wells Fargo Capital C Capital Securities
7.73%, 12/1/26 (g)  A1  50,000  52,642
  583,118
INSURANCE - 0.2%
SunAmerica, Inc.:
 6.20%, 10/31/99  Baa  48,500  48,759
SAVINGS & LOANS - 0.2%
First Nationwide Holdings, Inc.:
 9 1/8%, 1/15/03  Ba3  1,930  2,041
 10 5/8%, 10/1/03  Ba3  5,620  6,294
First Nationwide Parent Holdings Ltd.
12 1/2%, 4/15/03  B3  17,680  20,111
Great Western Financial Corp.
6 3/8%, 7/1/00  A3  1,330  1,340
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (I) AMOUNT (000S) (D) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
SAVINGS & LOANS - CONTINUED
Home Savings of America Irwindale Calif. FSB
6%, 11/1/00  A3 $ 10,500 $ 10,498
Long Island Savings Bank FSB Melville NY
7%, 6/13/02  Baa  14,850  15,362
  55,646
SECURITIES INDUSTRY - 0.0%
ECM Corp. extendible 14%, 6/1/02 (g)  -  386  385
TOTAL FINANCE   1,486,055
HEALTH - 0.1%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
Graham-Field Health Products, Inc.
9 3/4%, 8/15/07 (g)  B3  2,030  2,172
Wright Medical Technology, Inc.
11 3/4%, 7/1/00 (j)  Caa  6,440  6,376
  8,548
MEDICAL FACILITIES MANAGEMENT - 0.1%
Integrated Health Services, Inc.:
 9 1/2%, 9/15/07  B2  3,290  3,492
 9 1/4%, 1/15/08 (g)  B2  6,950  7,289
Tenet Healthcare Corp.:
 8%, 1/15/05  Ba1  3,490  3,569
 8 5/8%, 1/15/07  Ba3  990  1,035
Vencor, Inc. 8 5/8%, 7/15/07  B1  1,740  1,792
  17,177
TOTAL HEALTH   25,725
HOLDING COMPANIES - 0.2%
Gray Communications System, Inc.
10 5/8%, 10/1/06  B3  4,490  4,917
Norfolk Southern Corp. 7.05%, 5/1/37  Baa  39,550  41,837
  46,754
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (I) AMOUNT (000S) (D) (000S)
NONCONVERTIBLE BONDS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 0.4%
ELECTRICAL EQUIPMENT - 0.2%
Amphenol Corp. 9 7/8%, 5/15/07  B2 $ 770 $ 832
Echostar Communications Corp. secured discount
0%, 6/1/04 (e)  B2  24,840  23,350
Motors & Gears, Inc.:
 10 3/4%, 11/15/06  B3  10,230  11,100
 10 3/4%, 11/15/06 (g)  B3  1,020  1,109
  36,391
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Calmar, Inc. 11 1/2%, 8/15/05  B3  1,430  1,544
Continental Global Group, Inc. 11%, 4/1/07  B2  3,380  3,617
Goss Graphic System, Inc. 12%, 10/15/06  B2  6,900  7,883
Thermadyne Holdings Corp.:
 10 1/4%, 5/1/02   B1  2,790  2,898
 10 3/4%, 11/1/03   B3  8,019  8,580
  24,522
POLLUTION CONTROL - 0.1%
Envirosource, Inc. 9 3/4%, 6/15/03  B3  4,190  4,263
WMX Technologies, Inc.:
 6 1/4%, 4/1/99  Baa  10,000  10,007
 7.10%, 8/1/26  Baa  10,860  11,260
  25,530
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   86,443
MEDIA & LEISURE - 2.4%
BROADCASTING - 1.7%
ACME Television/ACME Financial Corp.
0%, 9/30/04 (e)(g)  B3  7,200  5,652
Adelphia Communications Corp.:
9 1/2%, 2/15/04  B3  6,900  7,104
 9 7/8%, 3/1/07  B3  4,460  4,884
Ascent Entertainment Group, Inc.
0%, 12/15/04 (e)(g)  B3  8,560  5,029
Bell Cablemedia PLC 0%, 7/15/04 (e)  Baa  6,500  6,169
Benedek Communications Corp.
0%, 5/15/06 (e)  B3  200  158
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (I) AMOUNT (000S) (D) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
CS Wireless Systems, Inc. 0%, 3/1/06 (e)  Caa $ 6,520 $ 1,434
Capstar Broadcasting Partners, Inc.:
 9 1/4%, 7/1/07  B2  8,110  8,556
 0%, 2/1/09 (e)  B3  10,400  7,722
Century Communications Corp.
0%, 1/15/08 (g)  Ba3  15,105  6,420
Chancellor Media Corp. 8 3/4%, 6/15/07   B2  4,650  4,836
Chancellor Radio Broadcasting Company
8 1/8%, 12/15/07 (g)  -  7,130  7,210
Continental Cablevision, Inc.:
 8.30%, 5/15/06  Baa  2,325  2,562
 9%, 9/1/08  Baa  15,990  18,783
Echostar Satellite Broadcasting Corp.
0%, 3/15/04 (e)  B3  7,190  6,345
Falcon Holdings Group LP 11%, 9/15/03
pay-in-kind  -  17,843  19,082
FrontierVision Holdings LP/ FrontierVision
Holdings Capital Corp. 0%, 9/15/07 (e)  Caa  1,830  1,402
Granite Broadcasting Corp.:
10 3/8%, 5/15/05  B3  1,780  1,896
 9 3/8%, 12/1/05  B3  3,565  3,690
Hearst-Argyle Television, Inc. 7 1/2%, 11/15/27  Baa  28,500  29,108
Intermedia Capital Partners IV LP/
Intermedia Partners IV Capital Corp.
11 1/4%, 8/1/06  B2  370  416
International Cabletel, Inc. 0%, 2/1/06 (e) B3 13,290 10,665 Lenfest Communications, Inc.
8 1/4%, 2/15/08 (g)  B2  590  588
Olympus Communications LP/ Olympus
 Capital Corp. 10 5/8%, 11/15/06  B1  10,275  11,508
Orion Network Systems, Inc.:
 11 1/4%, 1/15/07  B2  8,090  9,445
 0%, 1/15/07 (e)  B2  45,435  34,871
Rogers Cablesystems Ltd. yankee
10 1/8%, 9/1/12  Ba3  1,360  1,503
SFX Broadcasting, Inc. 10 3/4%, 5/15/06  B3  6,210  6,916
Satellites Mexicanos SA de cv 10 1/8%,
11/1/04 (f)(g)  B3  6,600  6,782
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (I) AMOUNT (000S) (D) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
TCI Communication, Inc.:
 7 1/4%, 6/15/99  Ba1 $ 6,700 $ 6,799
 6 3/8%, 9/15/99  Ba1  50,000  50,260
 6.82%,9/15/10 (j)  Ba1  26,000  26,116
Telewest PLC 0%, 10/1/07 (e)  B1  4,690  3,705
Time Warner, Inc.:
 7 3/4%, 6/15/05  Ba1  22,000  23,473
 8.18%, 8/15/07  Ba1  12,000  13,214
 6.85%, 1/15/26  Ba1  19,000  19,686
UIH Australia/Pacific, Inc.:
 Series B, 0%, 5/15/06 (e)  B2  26,730  19,513
 0%, 5/15/06 (e)  B3  800  584
United International Holdings, Inc.:
 0%, 11/15/99  B-  3,570  3,151
 0%, 2/15/08 (g)  B3  15,650  9,252
Viacom International, Inc., Series B 7%, 7/1/03 B1 1,070 1,061 Young Broadcasting, Inc., Series B,
8 3/4%, 6/15/07  B2  6,660  6,860
  414,410
ENTERTAINMENT - 0.3%
AMC Entertainment, Inc. 9 1/2%, 3/15/09  B2  9,170  9,583
AMF Group, Inc., Series B:
 10 7/8%, 3/15/06  B2  8,815  9,774
 0%, 3/15/06 (e)  B2  4,341  3,467
Cinemark USA, Inc.:
 9 5/8%, 8/1/08  B2  4,860  5,127
 8 1/2%, 8/1/08 (g)  B2  4,670  4,693
Paramount Communications, Inc.
5 7/8%, 7/15/00  Ba2  11,400  11,241
Regal Cinemas, Inc. 8 1/2%, 10/1/07  B1  360  367
Viacom, Inc.:
 6 3/4%, 1/15/03  Ba2  11,360  11,428
 8%, 7/7/06  B1  25,260  25,923
  81,603
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (I) AMOUNT (000S) (D) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 0.0%
ICON Fitness Corp. 0%, 11/15/06 (e)  Caa $ 1,100 $ 605
LODGING & GAMING - 0.2%
Grand Casinos, Inc. 9%, 10/15/04 (g)  B2  770  793
HMC Acquisition Properties, Inc. 9%, 12/15/07  Ba3  17,230  18,221
HMH Properties, Inc.:
 9 1/2%, 5/15/05  Ba3  12,930  13,803
 8 7/8%, 7/15/07  Ba3  9,220  9,796
KSL Recreation Group, Inc. 10 1/4%, 5/1/07  B3  2,040  2,224
Sun International Hotels Ltd./Sun International
North America, Inc. yankee 9%, 3/15/07  Ba3  9,170  9,697
  54,534
PUBLISHING - 0.1%
Big Flower Press Holdings, Inc.:
 8 7/8%, 7/1/07  B2  14,030  14,486
 8 7/8%, 7/1/07 (g)  B2  2,570  2,654
Hollinger International Publishing, Inc.
9 1/4%, 3/15/07  B1  4,010  4,291
News America, Inc. 6 5/8%, 1/9/08 (g)  Baa  4,425  4,361
Perry Judds, Inc. 10 5/8%, 12/15/07 (g)  B3  790  829
  26,621
RESTAURANTS - 0.1%
AFC Enterprises, Inc. 10 1/4%, 5/15/07  B3  2,750  2,915
Darden Restaurants, Inc. 6 3/8%, 2/1/06  Baa  2,820  2,743
Host Marriott Travel Plazas, Inc. 9 1/2%, 5/15/05 Ba3 12,670 13,525 SC International Services, Inc.
9 1/4%, 9/1/07 (g)  B2  6,350  6,636
  25,819
TOTAL MEDIA & LEISURE   603,592
NONDURABLES - 0.6%
FOODS - 0.1%
ConAgra, Inc. 7 1/8%, 10/1/26  Baa  22,725  24,230
Dart and Kraft Finance NV 7 3/4%, 11/30/98  A2  7,239  7,348
Del Monte Foods Co. 0%, 12/15/07 (g)  Caa  4,820  2,964
  34,542
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (I) AMOUNT (000S) (D) (000S)
NONCONVERTIBLE BONDS - CONTINUED
NONDURABLES - CONTINUED
HOUSEHOLD PRODUCTS - 0.2%
Renaissance Cosmetic, Inc. 11 3/4%, 2/15/04  Caa $ 11,240 $ 7,868
Revlon Consumer Products Corp.:
10 1/2%, 2/15/03  B3  10,020  10,571
 8 5/8%, 2/1/08  B3  17,920  17,987
  36,426
TOBACCO - 0.3%
North Atlantic Trading, Inc. 11%, 6/15/04  B3  2,220  2,331
Philip Morris Companies, Inc.:
 7%, 7/15/05  A2  50,500  51,774
 6.95%, 6/1/06  A2  20,550  21,191
  75,296
TOTAL NONDURABLES   146,264
PRECIOUS METALS - 0.0%
Centaur Mining & Exploration Ltd.
11%, 12/1/07 (g)  B1  7,060  7,060
RETAIL & WHOLESALE - 1.0%
APPAREL STORES - 0.1%
Lamonts Apparel, Inc. 10 1/4%, 11/1/99
pay-in-kind (c)(g)  -  3,082  108
Mothers Work, Inc. 12 5/8%, 8/1/05  B3  8,300  8,964
Specialty Retailers, Inc.:
 8 1/2%, 7/15/05  Ba3  3,920  4,047
 9%, 7/15/07  B2  8,660  8,963
  22,082
GENERAL MERCHANDISE STORES - 0.5%
Dayton Hudson Corp.:
 6.80%, 10/1/01  Baa  2,850  2,923
 6 3/4%, 1/1/28  Baa  15,610  15,408
Federated Department Stores, Inc.:
8 1/2%, 6/15/03  Baa  60,285  66,423
 6.79%, 7/15/27  Baa  11,500  11,827
Penney (J.C.) Co.,Inc. 6.95%, 4/1/00  A2  22,220  22,712
  119,293
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (I) AMOUNT (000S) (D) (000S)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - 0.3%
American Stores Co. 7 1/2%, 5/1/37  Baa $ 32,000 $ 35,625
Food 4 Less Holdings, Inc. 13 5/8%, 6/15/07  -  1,358  1,619
Pathmark Stores, Inc.:
 11 5/8%, 6/15/02  Caa  2,140  1,958
 9 5/8%, 5/1/03  Caa  8,590  8,203
Penn Traffic Co. 8 5/8%, 12/15/03  B3  2,760  2,339
Pueblo Xtra International, Inc.:
 9 1/2%, 8/1/03  B3  10,845  10,276
 Series C, 9 1/2%, 8/1/03  B3  600  566
  60,586
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
Big 5 Corp. 10 7/8%, 11/15/07 (g)  B2  7,165  7,308
Central Tractor Farm & Country, Inc.
10 5/8%, 4/1/07  B2  4,780  5,115
J Crew Operating Corp.:
10 3/8%, 10/15/07 (g)  B3  8,530  8,104
 0%,10/15/08 (e)(g)  Caa  9,570  4,641
  25,168
TOTAL RETAIL & WHOLESALE   227,129
SERVICES - 0.1%
LEASING & RENTAL - 0.1%
Hollywood Entertainment Corp.
10 5/8%, 8/15/04  B3  13,890  13,994
PRINTING - 0.0%
Sullivan Graphics, Inc. 12 3/4%, 8/1/05  Caa  10,910  11,128
SERVICES - 0.0%
Iron Mountain, Inc. 8 3/4%, 9/30/09  B3  3,660  3,761
Outsourcing Solutions, Inc. 11%, 11/1/06  B3  1,190  1,309
  5,070
TOTAL SERVICES   30,192
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (I) AMOUNT (000S) (D) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - 0.8%
COMMUNICATIONS EQUIPMENT - 0.1%
Intermedia Communications, Inc.
0%, 7/15/07 (e)  B2 $ 4,250 $ 3,103
Jordan Telecommunication Products, Inc.:
0%, 8/1/07 (e)  B3  8,550  7,182
 9 7/8%, 8/1/07  B3  3,450  3,657
  13,942
COMPUTER SERVICES & SOFTWARE - 0.0%
Concentric Network Corp. 12 3/4%, 12/15/07
unit (g)  -  2,290  2,508
DecisionOne Corp. 9 3/4%, 8/1/07  B3  1,160  1,183
DecisionOne Holdings Corp.
0%, 8/1/08 unit (e)  Caa  6,035  3,862
Federal Data Corp. 10 1/8%, 8/1/05  B3  1,210  1,257
  8,810
COMPUTERS & OFFICE EQUIPMENT - 0.4%
Comdisco, Inc.:
 6.44%, 3/8/99  Baa  20,000  20,156
 6 1/2%, 4/30/99  Baa  13,250  13,338
 6.70%, 8/6/99  Baa  6,750  6,848
 9.28%, 6/5/00  Baa  2,000  2,152
 9.3%, 6/27/00  Baa  2,000  2,153
 9 1/4%, 7/6/00  Baa  7,625  8,220
 6 3/8%, 11/30/01  Baa  24,500  24,768
 9 1/2%, 1/28/02  Baa  2,580  2,909
Dictaphone Corp. 11 3/4%, 8/1/05  Caa  5,740  5,797
Unisys Corp. 10 5/8%, 10/1/99  B1  2,250  2,284
  88,625
ELECTRONIC INSTRUMENTS - 0.0%
Fisher Scientific International, Inc.
9%, 2/1/08 (g)  B3  3,670  3,766
Wavetek Corp. 10 1/8%, 6/15/07  B3  1,210  1,270
  5,036
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (I) AMOUNT (000S) (D) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - CONTINUED
ELECTRONICS - 0.3%
Communications Instruments, Inc.
10%, 9/15/04 (g)  B3 $ 3,800 $ 4,009
Motorola, Inc. 6 1/2%, 9/1/25  Aa3  30,050  31,434
Texas Instruments, Inc. 6 7/8%, 7/15/00  A3  32,100  32,805
  68,248
TOTAL TECHNOLOGY   184,661
TRANSPORTATION - 0.4%
AIR TRANSPORTATION - 0.1%
AMR Corp. 9 1/2%, 7/15/98  Baa  5,690  5,785
Atlas Air, Inc. pass through trust
12 1/4%, 12/1/02  Ba3  4,810  5,363
Kitty Hawk, Inc. 9.95%, 11/15/04 (g)  B1  5,820  6,140
US Air, Inc. euro pass through trust
8 5/8%, 9/1/98  B1  3,000  3,019
  20,307
RAILROADS - 0.3%
Burlington Northern Santa Fe Corp.:
6 7/8%, 12/1/27  Baa  12,000  11,955
 7.29%, 6/1/36  Baa  22,430  24,400
 6.53%, 7/15/37  Baa  20,000  20,546
Transtar Holdings LP/Transtar Capital Corp.
0%, 12/15/03 (e)  B-  9,742  8,768
  65,669
SHIPPING - 0.0%
Holt Group, Inc. 9 3/4%, 1/15/06 (g)  Caa  3,755  3,802
International Shipholding Corp.
7 3/4%, 10/15/07 (g)  Ba3  1,680  1,672
  5,474
TOTAL TRANSPORTATION   91,450
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (I) AMOUNT (000S) (D) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - 2.5%
CELLULAR - 0.6%
Cencall Communications Corp.
0%, 1/15/04 (e)  B3 $ 1,240 $ 1,201
McCaw International Ltd. 0%, 4/15/07 (e) CCC 40,280 25,981 Microcell Telecommunications, Inc.
0%, 6/1/06 (e)  B3  8,640  6,178
Millicom International Cellular SA 0%, 6/1/06 (e) B3 55,670 42,588 Nextel Communications, Inc.
0%, 8/15/04 (e)  B3  16,220  15,571
Pagemart Nationwide, Inc. 0%, 2/1/05 (e)  B3  4,925  4,309
Pagemart Wireless, Inc. 0%, 2/1/08 (e)(g)  Caa  27,500  16,637
Rogers Communications, Inc. 8 7/8%, 7/15/07  B2  6,030  6,030
Telesystem International Wireless, Inc. (e)(g):
0%, 6/30/07  Caa  7,960  5,313
 0%, 11/1/07  Caa  2,600  1,566
Teletrac, Inc. 14%, 8/1/07  Caa  7,220  7,040
360 Degrees Communications Co.
7 1/8%, 3/1/03  Ba1  7,780  7,992
USA Mobile Communications, Inc. II:
9 1/2%, 2/1/04  B2  2,640  2,310
 14%, 11/1/04  B2  2,805  2,819
  145,535
ELECTRIC UTILITY - 0.8%
AES Corp.:
 8 3/8%, 8/15/07  Ba1  855  876
 8 1/2%, 11/1/07 (g)  Ba1  6,850  7,004
Avon Energy Partners Holdings (g):
6.73%, 12/11/02  Baa  17,000  17,415
 7.05%, 12/11/07  Baa  18,000  18,689
British Columbia Hydro & Power Authority yankee
12 1/2%, 1/15/14  Aa2  8,660  9,519
DR Investment yankee 7.10%, 5/15/02 (g)  Baa  32,000  32,976
Israel Electric Corp. Ltd. (g):
 7 3/4%, 12/15/27  A3  59,410  60,799
 7 1/4%, 12/15/06  A3  9,250  9,571
Ohio Edison Co. 8 3/4%, 2/15/98  Baa  8,580  8,584
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (I) AMOUNT (000S) (D) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
ELECTRIC UTILITY - CONTINUED
Texas Utilities Co., Series C,
6 3/8%, 1/1/08 (g)  Baa $ 24,900 $ 24,402
Texas Utilities Electric Co. 9 1/2%, 8/1/99  Baa  2,000  2,102
Virginia Electric & Power Co. 6.35%, 6/8/98  A3  10,000  10,020
  201,957
GAS - 0.2%
Kern River Funding Corp. 6.72%, 9/30/01 (g)  A3  20,000  20,568
Southwest Gas Corp. 9 3/4%, 6/15/02  Baa  20,650  23,442
  44,010
TELEPHONE SERVICES - 0.9%
American Communications Services, Inc.
0%, 4/1/06  -  1,140  901
Brooks Fiber Properties, Inc. 11 7/8%, 11/1/06  -  31,925  26,019
Flag Ltd. 8 1/4%, 1/30/08 (g)  Ba3  1,550  1,589
GST USA, Inc. 0%, 12/15/05 (e)  -  5,620  4,651
GST Equipment Funding, Inc. 13 1/4%, 5/1/07  -  3,570  4,230
GST Telecommunications, Inc.
12 3/4%, 11/15/07  -  6,520  7,441
Hyperion Telecommunications, Inc.:
 Series B, 0%, 4/15/03 (e)  B  16,480  12,442
 12 1/4%, 9/1/04  B  5,010  5,711
KMC Telecom Holdings, Inc. 0%, 2/15/08
units (g)  -  2,430  1,397
McLeodUSA, Inc. 0%, 3/1/07 (e)  B3  9,940  7,592
Netia Holdings BV:
 10 1/4%, 11/1/07 (g)  B3  3,150  3,158
 0%, 11/1/07 (e)(g)  B3  5,240  3,458
NEXTLINK Communications, Inc.
9 5/8%, 10/1/07  B3  1,830  1,954
Optel Communications Corp. 15%, 12/29/04 (h)  -  8,000  7,494
Winstar Communications, Inc.:
14 1/2%, 10/15/05  Caa  9,570  13,063
 0%, 10/15/05 (e)  Caa  5,230  4,341
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (I) AMOUNT (000S) (D) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
WorldCom, Inc.:
 9 3/8%, 1/15/04  Ba1 $ 6,127 $ 6,536
 8 7/8%, 1/15/06  Ba1  28,746  31,525
 7 3/4%, 4/1/07  Ba1  62,000  66,914
  210,416
TOTAL UTILITIES   601,918
TOTAL NONCONVERTIBLE BONDS   4,142,529
TOTAL CORPORATE BONDS
(Cost $4,098,466)   4,223,421
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 3.5%
U.S. TREASURY OBLIGATIONS - 2.0%
5 1/2%, 11/15/98  Aaa  21,965  21,979
6%, 8/15/99  Aaa  10,500  10,597
7 1/4%, 5/15/04  Aaa  8,210  8,981
12 3/8%, 5/15/04  Aaa  15,756  21,458
13 3/4%, 8/15/04  Aaa  80,000  115,838
11 5/8%, 11/15/04  Aaa  48,000  64,372
6 1/2%, 8/15/05  Aaa  6,910  7,316
7%, 7/15/06  Aaa  80,600  88,270
7 1/4%, 2/ 15/23  Aaa  18,435  21,373
6 7/8%, 8/15/25  Aaa  104,840  118,879
TOTAL U.S. TREASURY OBLIGATIONS   479,063
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.5%
Federal Agricultural Mortgage Corporation:
7.01%, 8/10/03  Aaa  1,040  1,106
 7.01%, 8/10/04  Aaa  1,340  1,430
 7.04%, 8/10/05  Aaa  5,100  5,481
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (I) AMOUNT (000S) (D) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Federal Farm Credit Bank:
 6.10%, 9/24/01  Aaa $ 11,000 $ 11,189
 6.55%, 2/7/04  Aaa  3,920  4,110
Federal Home Loan Banks:
 5.78%, 2/16/01  Aaa  11,000  11,072
 6 3/4%, 4/5/04  Aaa  5,435  5,733
 7.56%, 9/1/04  Aaa  1,340  1,475
 8.195%, 12/22/04  Aaa  10,000  11,361
 8.09%, 12/28/04  Aaa  3,500  3,957
Freddie Mac 5.035%, 4/28/03  Aaa  35,000  34,883
Fannie Mae:
6.71%, 7/24/01  Aaa  11,500  11,920
 6.79%, 6/2/04  Aaa  43,335  45,630
 6.72%, 8/1/05  Aaa  27,260  28,776
Government Loan Trusts (assets of Trust
guaranteed by U.S. Government through
Agency for International Development)
8 1/2%, 4/1/06  Aaa  9,580  10,688
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Defense Security Assistance Agency):
 Class 1-C, 9 1/4%, 11/15/01  Aaa  23,811  25,412
  Class 2-E, 9.40%, 5/15/02  Aaa  15,670  16,697
  Class T-3, 9 5/8%, 5/15/02  Aaa  17,888  19,041
Guaranteed Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank) Series 1994-C,
6.61%, 9/15/99  Aaa  1,056  1,063
Israel Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank) Series 1994-1,
6.88%, 1/26/03  Aaa  4,906  5,039
Overseas Private Investment Corp. U.S. Government
guaranteed participation Series 1996-A1,
6.726%, 9/15/10 (callable)  -  30,000  31,378
Private Export Funding Corp. secured:
7.90%, 3/31/00  Aaa  12,750  13,370
 6.86%, 4/30/04  Aaa  3,049  3,148
State of Israel (guaranteed by U.S. Government
through Agency for International Development):
  8%, 11/15/01  Aaa  14,490  15,675
  6 1/8%, 3/15/03  Aaa  7,210  7,345
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (I) AMOUNT (000S) (D) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
State of Israel (guaranteed by U.S. Government
through Agency for International Development): - continued
  5 5/8%, 9/15/03  Aaa $ 19,160 $ 19,198
  7 5/8%, 8/15/04  Aaa  8,330  9,200
U.S. Department of Housing and Urban Development
Government guaranteed participation certificates
Series 1995-A, 8.27%, 8/1/03  Aaa  11,375  12,711
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS   368,088
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $828,354)   847,151
 U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 9.3%
FREDDIE MAC - 0.2%
 5 1/2%, 11/1/98 to 7/1/03  Aaa  19,669  19,356
 7%, 9/1/98 to 7/1/01  Aaa  25,493  25,881
 8%, 10/1/16 to 4/1/20 . Aaa  3,113  3,270
 8 1/2%, 9/1/19  Aaa  -  -
  48,507
FANNIE MAE - 6.8%
 5 1/2%, 8/1/02 to 2/1/26  Aaa  310,668  304,376
 6%, 3/1/01 to 2/1/28  Aaa  354,198  348,719
 6%, 2/1/13 (k)  Aaa  112,200  111,793
 6 1/2%, 1/1/24 to 2/1/28  Aaa  678,054  675,448
 7%, 2/1/28  Aaa  195,200  198,005
 7 1/2%, 8/1/07 to 5/1/08  Aaa  4,248  4,383
 8%, 6/1/07  Aaa  78  81
 8 1/2%, 1/1/09 to 7/1/21  Aaa  89  94
 10%, 8/1/17  Aaa  98  107
  1,643,006
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.3%
 6%, 9/15/08 to 12/15/10  Aaa  29,262  29,326
 6 1/2%, 6/15/02 to 8/15/25  Aaa  25,516  25,475
 7%, 10/15/17 to 12/15/23  Aaa  104,727  106,564
 7 1/2%, 8/15/21 to 2/15/26  Aaa  160,043  164,605
 7 1/2%, 2/15/28 (k)  Aaa  75,000  77,613
 8%, 4/15/00 to 10/15/25  Aaa  100,604  104,733
 U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (I) AMOUNT (000S) (D) (000S)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - CONTINUED
 8 1/2%, 11/15/05 to 11/15/22  Aaa $ 7,101 $ 7,549
 9%, 3/15/10 to 5/15/22  Aaa  1,335  1,448
 9 1/2%, 11/15/09 to 11/15/24  Aaa  10,429  11,332
 10%, 11/15/09 to 1/15/26  Aaa  15,121  16,839
 11%, 3/15/10 to 7/15/20  Aaa  5,218  5,950
  551,434
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $2,211,030)   2,242,947
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
U.S. GOVERNMENT AGENCY - 0.2%
Freddie Mac:
planned amortization class Series 1645
 Class ZA, 5 1/2%, 4/15/05  Aaa  13,539  13,482
 sequential pay Series 1838 Class A,
 6 1/2%, 12/15/02  Aaa  6,432  6,462
Fannie Mae planned amortization class
 Series 1993-129 Class D, 6.10%, 6/25/05  Aaa  24,500  24,538
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $43,804)   44,482
COMMERCIAL MORTGAGE SECURITIES - 1.0%
ACP Mortgage LP floater Series E,
7.389%, 2/28/28 (g)(j)  BB  2,014  1,912
American Southwest Financial Securities
Series 1994-C2 Class B2, 8%,
12/25/01 (g)(j)  -  3,250  3,324
Berkeley Federal Bank & Trust FSB Series 1994
Class 1-B, 7.7802%, 8/1/24 (g)(j)  -  6,065  4,755
CBM Funding Corp. sequential pay:
 Series 1996-1 Class A-1, 7.55%, 7/1/99  AA  953  964
 Series 1996-1B Class C, 7.86%, 2/1/08  BBB  12,500  13,535
CS First Boston Mortgage Securities Corp.:
 Series 1997-C2 Class D, 7.27%, 4/17/11  Baa  22,200  22,602
 Series 1995-AEWI Class E, 8.8936%,
 11/25/27 (g)(j)  -  2,000  2,027
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (I) AMOUNT (000S) (D) (000S)
CS First Boston Mortgage Securities Corp.: - continued
 Series 1995-WF1 Class A-2,
  6.648%, 12/21/27  Aaa $ 31,981 $ 31,961
DLJ Mortgage Acceptance Corp. Series 1993-MF12
Class B-2, 10.10%, 9/18/03 (g)  -  2,800  2,885
Equitable Life Assurance Society of the United
 States (The) Series 1996-1 Class C1,
 7.52%, 5/15/06 (g)  A2  6,000  6,460
First Chicago/Lennar Trust I Series 1997-CHL1:
Class E, 8.0985%, 2/28/11 (j)  -  2,900  2,552
 Class D, 8.0985%, 5/29/08 (j)  -  3,500  3,512
First Union-Lehman Brothers Commercial Mortgage
 Trust sequential pay Series 1997-C2 Class A3,
6.65%, 12/18/07  Aaa  49,000  50,317
General Motors Acceptance Corp. Commercial
Mortgage Securities, Inc. Series:
 1996-C1 Class F, 7.86%, 11/15/06 (g)  Ba3  2,500  2,437
 1997-C2 Class E, 7.624%, 4/15/11  Baa  19,013  19,463
Morgan Stanley Capital One, Inc. Series
 1996-MBL1 Class E, 8.661%, 5/25/21 (g)  -  3,746  3,550
Oregon Commercial Mortgage, Inc. commercial
Series 1995 Class E, 10.0583%, 6/25/26 (g)(j)  BB  3,208  3,289
Penn Mutual Life Insurance Co. (The)
Series 1996-PML Class K,
7.90%, 11/15/26 (g)  -  6,500  4,829
Resolution Trust Corp.:
 Series 1991-M2 Class A-3,
  7.5417%, 9/25/20 (j)  Ba3  1,469  1,263
 Series 1995-C2 Class D, 7%, 5/25/27  Baa  3,731  3,763
Structured Asset Securities Corp.:
 commercial Series 1992-M1
  Class C, 7.05%, 11/25/02  B2  2,200  2,100
 commercial Series 1995-C1
  Class A1-A, 7 3/8%, 9/25/24  Aaa  37  38
 Series 1995-C1
  Class E, 7 3/8%, 9/25/24 (g)  BB  7,896  7,679
 sequential pay Series 1993-C1
  Class A-1A, 6.60%, 10/25/24  AA+  22  22
 Series 1993-C1
  Class E, 6.60%, 10/25/24 (g)  B  3,250  1,300
 commercial Series 1996-CFL
  Class E, 7 3/4%, 2/25/28  BB+  11,188  11,499
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (I) AMOUNT (000S) (D) (000S)
Structured Asset Securities Corp.: - continued
 Series 1996-CFL
 Class G, 7 3/4%, 2/25/28 (g)  - $ 3,500 $ 3,254
Thirteen Affiliates of General Growth Properties, Inc.
sequential pay Series A-2, 6.602%,
 11/15/12 (g)  Aaa  32,000  32,556
Whitehall Partners commercial Series 1995-C1
Class E, 8.01%, 7/20/25 (g)  -  8,892  8,918
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $240,605)   252,766
FOREIGN GOVERNMENT OBLIGATIONS (L) - 0.3%
Export Development Corp. yankee
8 1/8%, 8/10/99  Aa2  8,700  8,999
Manitoba Province:
 yankee 6 3/8%, 10/15/99  A1  25,795  25,993
 6 3/4%, 3/1/03  A1  5,000  5,165
Quebec Province yankee (e):
 6.86%, 4/15/26  A2  16,750  17,547
 7.22%, 7/22/36  A2  12,920  14,318
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $69,073)   72,022
SUPRANATIONAL OBLIGATIONS - 0.2%
African Development Bank:
 6 3/4%, 7/30/99  Aa1  10,200  10,360
 9.30%, 7/1/00  Aa1  15,000  16,147
Inter American Development Bank yankee
6.29%, 7/16/27  Aaa  10,850  11,522
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $37,491)   38,029
CERTIFICATES OF DEPOSIT - 0.1%
Canadian Imperial Bank of Commerce NY Branch
yankee 6.20%, 8/1/00 (Cost $21,032)  -  21,000  21,172
CASH EQUIVALENTS - 8.4%
 SHARES VALUE (NOTE 1)
  (000S)
Taxable Central Cash Fund (b)
 (Cost $2,043,142)    2,043,142 $ 2,043,142
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $19,991,943)  $ 24,155,523
SECURITY TYPE ABBREVIATIONS
QUIPS - Quarterly Income Preferred
  Securities
LEGEND
1. Non-income producing
2. At period end, the seven-day yield of the Taxable Central Cash Fund was 5.63%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
4. Principal amount is stated in United States dollars unless otherwise noted.
5. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
6. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
7. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $790,402,000 or 3.4% of net assets.
8. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION  ACQUISITION
SECURITY DATE COST (000S)
Ampex Corp. 8% 2/16/95 $ 1,355
Live Entertainment, Inc.:
 $2.00 warrants
  3/28/98 3/23/93 $ 230
 $2.72 warrants
  3/28/98 3/23/93 $ 241
Optel Communication Corp.
 15%, 12/29/04 12/31/97 $ 7,494
Optel Communication Corp.
 warrants 12/29/04 12/31/97 $ 506
9. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
10. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
11. Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
12. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 19.9% AAA, AA, A 18.1%
Baa 4.4% BBB  6.7%
Ba 2.0% BB  1.1%
B 3.9% B  3.9%
Caa 0.6% CCC  0.5%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 0.6%. FMR has determined that unrated debt securities that are lower quality account for 0.0% of the total value of investment in securities.
INCOME TAX INFORMATION
At January 31, 1998, the aggregate cost of investment securities for income tax purposes was $20,004,370,000. Net unrealized appreciation aggregated $4,151,153,000, of which $4,295,687,000 related to appreciated investment securities and $144,534,000 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) JANUARY 31, 1998

13.ASSETS                                                          14.           15.

16.INVESTMENT IN SECURITIES, AT VALUE (COST $19,991,943) -         17.           $ 24,155,523

SEE ACCOMPANYING SCHEDULE

18.CASH                                                            19.            1,184


20.RECEIVABLE FOR INVESTMENTS SOLD                                 21.            94,121

22.RECEIVABLE FOR FUND SHARES SOLD                                 23.            32,479

24.DIVIDENDS RECEIVABLE                                            25.            21,205

26.INTEREST RECEIVABLE                                             27.            106,920

28.OTHER RECEIVABLES                                               29.            262

30. 31.TOTAL ASSETS                                                32.            24,411,694

33.LIABILITIES                                                     34.           35.

36.PAYABLE FOR INVESTMENTS PURCHASED                               $ 1,125,142   37.
REGULAR DELIVERY

38. DELAYED DELIVERY                                                189,406      39.

40.PAYABLE FOR FUND SHARES REDEEMED                                 29,069       41.

42.ACCRUED MANAGEMENT FEE                                           8,426        43.

44.OTHER PAYABLES AND ACCRUED EXPENSES                              4,533        45.

46. 47.TOTAL LIABILITIES                                           48.            1,356,576

49.50.NET ASSETS                                                   51.           $ 23,055,118

52.NET ASSETS CONSIST OF:                                          53.           54.

55.PAID IN CAPITAL                                                 56.           $ 18,418,564

57.UNDISTRIBUTED NET INVESTMENT INCOME                             58.            64,136

59.ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON           60.            408,872
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

61.NET UNREALIZED APPRECIATION (DEPRECIATION) ON                   62.            4,163,546
INVESTMENTS AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

63.64.NET ASSETS, FOR 1,179,371 SHARES OUTSTANDING                 65.           $ 23,055,118

66.67.NET ASSET VALUE, OFFERING PRICE AND REDEMPTION               68.            $19.55
PRICE
PER SHARE ($23,055,118 (DIVIDED BY) 1,179,371 SHARES)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED JANUARY 31, 1998

69.INVESTMENT INCOME                                        71.          $ 151,282
70.DIVIDENDS

72.INTEREST                                                 73.           308,298

74. 75.TOTAL INCOME                                         76.           459,580

77.EXPENSES                                                 78.          79.

80.MANAGEMENT FEE                                           $ 49,519     81.

82.TRANSFER AGENT FEES                                       20,917      83.

84.ACCOUNTING FEES AND EXPENSES                              506         85.

86.NON-INTERESTED TRUSTEES' COMPENSATION                     68          87.

88.CUSTODIAN FEES AND EXPENSES                               204         89.

90.REGISTRATION FEES                                         526         91.

92.AUDIT                                                     109         93.


94.LEGAL                                                     62          95.


96.INTEREST                                                  3           97.

98.MISCELLANEOUS                                             100         99.

100. TOTAL EXPENSES BEFORE REDUCTIONS                        72,014      101.

102. EXPENSE REDUCTIONS                                      (1,589)      70,425

103.104.NET INVESTMENT INCOME                               105.          389,155

106.REALIZED AND UNREALIZED GAIN (LOSS)                     108.         109.
107.NET REALIZED GAIN (LOSS) ON:

110. INVESTMENT SECURITIES                                   904,881     111.

112. FOREIGN CURRENCY TRANSACTIONS                           (57)         904,824

113.CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    114.         115.
ON:

116. INVESTMENT SECURITIES                                   (685,824)   117.

118. ASSETS AND LIABILITIES IN FOREIGN CURRENCIES            24           (685,800)

119.120.NET GAIN (LOSS)                                     121.          219,024

122.123.NET INCREASE (DECREASE) IN NET ASSETS RESULTING     124.         $ 608,179
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                         SIX MONTHS ENDED    YEAR ENDED
                                                             JANUARY 31,         JULY 31,
                                                             1998                1997

125.INCREASE (DECREASE) IN NET ASSETS

126.OPERATIONS                                               $ 389,155           $ 702,583
NET INVESTMENT INCOME

127. NET REALIZED GAIN (LOSS)                                 904,824             721,599

128. CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     (685,800)           4,188,442

129.                                                          608,179             5,612,624
130.NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS

131.DISTRIBUTIONS TO SHAREHOLDERS                             (404,322)           (692,744)
FROM NET INVESTMENT INCOME

132. FROM NET REALIZED GAIN                                   (1,073,228)         (1,497,701)

133. 134.TOTAL DISTRIBUTIONS                                  (1,477,550)         (2,190,445)

135.SHARE TRANSACTIONS                                        2,172,045           4,085,647
NET PROCEEDS FROM SALES OF SHARES

136. REINVESTMENT OF DISTRIBUTIONS                            1,416,851           2,090,783

137. COST OF SHARES REDEEMED                                  (1,991,026)         (3,970,707)

138.139.                                                      1,597,870           2,205,723
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM SHARE TRANSACTIONS

140.                                                          728,499             5,627,902
141.TOTAL INCREASE (DECREASE) IN NET ASSETS

142.NET ASSETS                                               143.                144.

145. BEGINNING OF PERIOD                                      22,326,619          16,698,717

146.                                                         $ 23,055,118        $ 22,326,619
END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
INCOME OF $64,136 AND $79,303, RESPECTIVELY)

147.OTHER INFORMATION                                        149.                150.
148.SHARES

151. SOLD                                                     111,313             228,546

152. ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  73,838              127,174

153. REDEEMED                                                 (102,093)           (222,372)

154. NET INCREASE (DECREASE)                                  83,058              133,348


FINANCIAL HIGHLIGHTS
155.   SIX MONTHS ENDED    YEARS ENDED JULY 31,
       JANUARY 31,

156.   1998                1997                   1996   1995   1994   1993


157.SELECTED PER-SHARE DATA

158.NET ASSET VALUE,               $ 20.37      $ 17.34    $ 16.69    $ 15.93    $ 16.59    $ 15.22
BEGINNING OF PERIOD

159.INCOME FROM
INVESTMENT OPERATIONS

160. NET INVESTMENT                 .37 D        .66 D      .64        .42        .46        .72
INCOME

161. NET REALIZED AND               .13          4.57       1.00       1.53       .88        2.14
 UNREALIZED GAIN
 (LOSS)

162. TOTAL FROM                     .50          5.23       1.64       1.95       1.34       2.86
INVESTMENT
 OPERATIONS

163.

164.LESS DISTRIBUTIONS              (.36)        (.66)      (.55)      (.44)      (.51)      (.80)
FROM NET INVESTMENT
 INCOME

165. FROM NET                       (.96)        (1.54)     (.44)      (.75)      (1.49)     (.69)
 REALIZED GAIN

166. TOTAL DISTRIBUTIONS            (1.32)       (2.20)     (.99)      (1.19)     (2.00)     (1.49)

167.NET ASSET VALUE,               $ 19.55      $ 20.37    $ 17.34    $ 16.69    $ 15.93    $ 16.59
END
OF PERIOD

168.TOTAL RETURN B, C               2.69%        33.63%     10.06%     13.03%     8.60%      20.29%

169.RATIOS AND SUPPLEMENTAL DATA

170.NET ASSETS, END OF             $ 23,055     $ 22,327   $ 16,699   $ 14,387   $ 10,899   $ 7,828
PERIOD (IN MILLIONS)

171.RATIO OF EXPENSES               .65% A       .67%       .74%       .77%       .80%       .74%
TO AVERAGE NET ASSETS

172.RATIO OF EXPENSES               .63% A, E    .66% E     .72% E     .77%       .79% E     .74%
TO AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

173.RATIO OF NET                    3.49% A      3.69%      3.44%      3.50%      4.00%      4.89%
INVESTMENT INCOME TO
AVERAGE
NET ASSETS

174.PORTFOLIO TURNOVER              83% A        80%        139%       76%        74%        76%
RATE

175.AVERAGE                        $ .0457      $ .0441
COMMISSION RATE F


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1998


12. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Puritan Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, market discount, partnerships, non-taxable dividends and losses deferred due to wash sales and futures and options. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
13. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $10,006,000 or 0.0% of net assets.
14. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $8,878,163,000 and $8,864,378,000, respectively, of which U.S. government and government agency obligations aggregated $3,594,531,000 and $4,207,086,000, respectively.
15. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .15%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .44% of average net assets.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets. ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $736,000 for the period.
16. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $19,482,000. The weighted average interest rate was 5.87%.
17. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,059,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $5,000 and $525,000, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Puritan Trust: Fidelity Puritan Fund, including the schedule of portfolio investments, as of January 31, 1998, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and for the year ended July 31, 1997, and the financial highlights for the six months ended January 31, 1998 and for each of the five years in the period ended July 31, 1997. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Puritan Trust: Fidelity Puritan Fund as of January 31, 1998, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended July 31, 1997, and the financial highlights for the six months ended January 31, 1998 and for each of the five years in the period ended July 31, 1997, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
March 11, 1998
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc. London, England
Fidelity Management & Research
(Far East) Inc. Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Bettina Doulton, Vice President
Kevin E. Grant, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Puritan(registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE